Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Australia (6.4%)
	Commonwealth Bank of Australia	12,304,899	969,040
	CSL Ltd.	3,441,199	687,010
	National Australia Bank Ltd.	23,370,162	562,634
	Westpac Banking Corp.	25,236,878	455,944
	Australia & New Zealand Banking Group Ltd.	20,299,287	415,953
	Macquarie Group Ltd.	2,502,423	378,452
	Wesfarmers Ltd.	8,160,103	306,205
	Woolworths Group Ltd.	8,720,285	242,117
	Rio Tinto Ltd.	2,675,805	239,217
	Goodman Group	13,217,529	224,652
	Transurban Group (XASX)	21,922,299	221,502
	Fortescue Metals Group Ltd.	11,462,395	176,198
	Woodside Petroleum Ltd.	6,930,843	166,558
	Aristocrat Leisure Ltd.	4,820,450	130,837
	Santos Ltd.	22,151,861	128,432
	South32 Ltd.	33,633,130	127,849
	Amcor plc GDR	11,124,433	126,454
	Coles Group Ltd.	9,147,711	122,263
	Newcrest Mining Ltd. (XASX)	5,991,677	121,076
	James Hardie Industries plc GDR	3,203,107	96,087
	QBE Insurance Group Ltd.	10,627,607	91,135
	Sonic Healthcare Ltd.	3,441,997	90,876
	Telstra Corp. Ltd.	29,679,749	87,688
	Scentre Group	37,390,206	85,013
	ASX Ltd.	1,394,159	84,807
	Cochlear Ltd.	461,374	77,032
	Brambles Ltd.	10,325,664	76,200
	Suncorp Group Ltd.	9,091,277	75,364
	Computershare Ltd. (XASX)	3,874,040	71,201
*	Xero Ltd.	901,983	68,359
	APA Group	8,517,652	67,697
	Northern Star Resources Ltd.	8,199,087	66,148
	Dexus (XASX)	7,758,488	63,330
	Ramsay Health Care Ltd.	1,258,855	60,967
	Tabcorp Holdings Ltd.	14,999,910	59,761
	Origin Energy Ltd.	12,645,842	58,863
	Insurance Australia Group Ltd.	17,768,952	58,154
	SEEK Ltd.	2,519,233	55,480
	BlueScope Steel Ltd.	3,532,319	54,928
	Stockland	17,177,849	54,437
	GPT Group	13,822,432	53,317
	Mirvac Group	28,405,324	52,671

		Shares	Market Value ($000)
*	Lynas Rare Earths Ltd.	6,477,951	51,645
	Endeavour Group Ltd.	9,125,043	49,638
	IGO Ltd.	4,479,012	46,820
	OZ Minerals Ltd.	2,340,881	46,684
	Medibank Pvt Ltd.	19,880,810	45,677
	Treasury Wine Estates Ltd.	5,214,163	45,040
*	Pilbara Minerals Ltd.	18,952,751	44,776
	WiseTech Global Ltd.	1,137,642	42,819
	Charter Hall Group	3,402,028	41,343
	Lendlease Corp. Ltd.	4,957,311	41,324
	Evolution Mining Ltd.	12,447,733	41,084
	Washington H Soul Pattinson & Co. Ltd.	1,921,300	40,980
	Incitec Pivot Ltd.	13,991,628	39,606
	Mineral Resources Ltd.	1,001,624	39,484
	Ampol Ltd.	1,720,134	39,078
	Vicinity Centres	27,122,015	37,636
	REA Group Ltd.	363,664	36,457
*	Allkem Ltd.	4,163,523	35,142
	Aurizon Holdings Ltd.	12,726,460	34,981
	Orica Ltd.	2,929,414	34,854
	ALS Ltd.	3,469,063	34,448
	Atlas Arteria Ltd.	6,896,201	33,563
[1]	JB Hi-Fi Ltd.	815,273	32,954
	Bendigo & Adelaide Bank Ltd.	4,016,588	30,707
	IDP Education Ltd.	1,308,415	30,622
	carsales.com Ltd.	1,955,010	30,266
	Bank of Queensland Ltd.	4,592,245	29,601
	Domino's Pizza Enterprises Ltd.	437,721	28,493
*	NEXTDC Ltd.	3,251,620	28,013
	Alumina Ltd.	18,272,611	27,434
	AGL Energy Ltd.	4,727,157	27,236
	Reece Ltd.	1,913,102	26,936
	Worley Ltd.	2,680,337	25,893
	Iluka Resources Ltd.	3,010,469	25,322
	Qube Holdings Ltd.	10,631,155	24,774
	Steadfast Group Ltd.	6,954,470	24,766
	Challenger Ltd.	4,850,061	24,300
*	Crown Resorts Ltd.	2,526,935	24,063
	Metcash Ltd.	6,933,296	23,472
	Nine Entertainment Co. Holdings Ltd.	10,438,072	23,076
	Cleanaway Waste Management Ltd.	9,862,962	22,623
*	Qantas Airways Ltd.	5,318,875	20,566
[1]	Breville Group Ltd.	996,641	20,183
	Altium Ltd.	788,885	19,881
	Downer EDI Ltd.	4,944,689	19,838
	Whitehaven Coal Ltd.	6,195,172	19,238
[1]	Champion Iron Ltd.	3,232,201	18,874
	Sims Ltd.	1,167,024	18,811
	Charter Hall Long Wale REIT	4,706,119	18,667
	Reliance Worldwide Corp. Ltd.	5,710,312	18,030
	Ansell Ltd.	931,242	17,857
	Shopping Centres Australasia Property Group	7,965,998	17,329
*	Liontown Resources Ltd.	12,287,054	17,114
	Harvey Norman Holdings Ltd.	4,259,729	16,975
*	AMP Ltd.	23,610,401	16,936
*,1	AVZ Minerals Ltd.	18,536,242	16,874
	Orora Ltd.	6,225,165	16,799
	Technology One Ltd.	1,979,784	16,792

		Shares	Market Value ($000)
*	Uniti Group Ltd.	4,783,572	16,754
	National Storage REIT	8,191,425	16,481
[1]	Seven Group Holdings Ltd.	1,016,269	16,046
	CSR Ltd.	3,489,061	15,950
	nib holdings Ltd.	3,286,926	15,603
*,1	Flight Centre Travel Group Ltd.	1,029,220	15,057
	ARB Corp. Ltd.	485,429	14,940
*	Star Entertainment Grp Ltd.	6,152,757	14,889
	Beach Energy Ltd.	12,638,899	14,749
	Eagers Automotive Ltd.	1,390,075	14,661
*	Corporate Travel Management Ltd.	789,288	13,897
	Link Administration Holdings Ltd.	3,551,206	13,675
	Healius Ltd.	4,118,624	13,431
	Perseus Mining Ltd.	8,850,784	13,001
	Insignia Financial Ltd.	4,563,074	12,539
*,1	Lake Resources NL	8,523,377	12,539
	Sandfire Resources Ltd. (XASX)	2,926,516	12,424
	IRESS Ltd.	1,370,492	12,182
	TPG Telecom Ltd.	2,676,917	12,046
*	Core Lithium Ltd.	11,849,944	11,981
	Premier Investments Ltd.	581,666	11,897
	Chalice Mining Ltd.	2,259,392	11,894
[1]	Magellan Financial Group Ltd.	995,554	11,777
	Bapcor Ltd.	2,451,732	11,686
	CIMIC Group Ltd.	678,778	11,137
*	Webjet Ltd.	2,678,753	11,120
	Deterra Royalties Ltd.	3,064,250	11,033
	Elders Ltd.	1,100,685	10,924
	Nufarm Ltd.	2,315,480	10,909
	Charter Hall Retail REIT	3,477,879	10,905
[1]	Pro Medicus Ltd.	299,309	10,843
	Centuria Capital Group	5,083,347	10,837
[2]	Viva Energy Group Ltd.	6,173,050	10,804
	Centuria Industrial REIT	3,753,023	10,732
	BWP Trust	3,491,934	10,474
	Perpetual Ltd.	403,350	10,414
[1]	HomeCo Daily Needs REIT	9,638,618	10,369
	GrainCorp Ltd. Class A	1,635,862	10,353
	Waypoint REIT Ltd.	5,191,381	10,333
	Ingenia Communities Group	2,656,768	10,030
*,1	Megaport Ltd.	962,268	9,858
*	Silver Lake Resources Ltd.	6,051,293	9,784
	Pendal Group Ltd.	2,758,716	9,514
	Credit Corp. Group Ltd.	413,250	9,303
	InvoCare Ltd.	1,034,709	9,241
[1]	Newcrest Mining Ltd.	453,145	9,123
*,3	Paladin Energy Ltd.	15,663,254	9,049
	Super Retail Group Ltd.	1,168,096	8,973
	GUD Holdings Ltd.	1,004,657	8,696
	Lifestyle Communities Ltd.	683,578	8,645
	Arena REIT	2,321,109	8,494
	AUB Group Ltd.	499,240	8,473
*	De Grey Mining Ltd.	9,726,460	8,461
	Nickel Mines Ltd.	8,928,897	8,458
	Abacus Property Group	3,397,625	8,371
*	EVENT Hospitality and Entertainment Ltd.	762,783	8,248
[1]	HUB24 Ltd.	404,265	8,168
	Johns Lyng Group Ltd.	1,247,719	8,077

		Shares	Market Value ($000)
[2]	Coronado Global Resources Inc. GDR	5,353,674	8,013
	Regis Resources Ltd.	5,052,725	8,004
	Brickworks Ltd.	425,218	7,724
	Bega Cheese Ltd.	2,142,438	7,664
	Boral Ltd.	2,927,869	7,551
*	ioneer Ltd.	14,633,501	7,482
*,1	Novonix Ltd.	1,628,912	7,457
	Costa Group Holdings Ltd. (XASX)	3,135,085	7,430
*,1	Imugene Ltd.	40,454,508	7,412
	Gold Road Resources Ltd.	6,005,075	7,331
	Adbri Ltd.	3,257,909	7,309
	Charter Hall Social Infrastructure REIT	2,396,920	7,015
*	West African Resources Ltd.	7,323,112	6,864
	IPH Ltd.	1,153,788	6,833
*,1	Capricorn Metals Ltd.	2,161,191	6,625
	Netwealth Group Ltd.	595,135	6,609
	Ramelius Resources Ltd.	6,040,608	6,536
	Growthpoint Properties Australia Ltd.	1,994,390	6,508
	Genworth Mortgage Insurance Australia Ltd.	3,007,515	6,460
*	Jervois Global Ltd.	10,502,733	6,422
	Cromwell Property Group	10,159,423	6,286
*	Firefinch Ltd.	8,078,548	6,251
	Platinum Asset Management Ltd.	3,775,210	6,196
*	Western Areas Ltd.	2,275,824	6,177
	Collins Foods Ltd.	763,764	5,987
	Blackmores Ltd.	104,087	5,844
	Rural Funds Group	2,645,546	5,796
*	Karoon Energy Ltd.	3,536,203	5,679
	Imdex Ltd.	2,764,432	5,598
*	Calix Ltd.	1,001,529	5,535
[1]	Pinnacle Investment Management Group Ltd.	707,943	5,532
*	Mincor Resources NL	3,399,992	5,513
	United Malt Grp Ltd.	1,929,665	5,449
	Centuria Office REIT	3,295,927	5,405
	Lovisa Holdings Ltd.	388,044	5,389
	St. Barbara Ltd.	5,081,753	5,357
	G8 Education Ltd.	6,169,363	5,280
*,1	Vulcan Energy Resources Ltd.	697,419	5,237
	Monadelphous Group Ltd.	640,516	5,236
	Jumbo Interactive Ltd.	375,705	5,227
	Irongate Group	3,569,331	5,092
	Home Consortium Ltd.	985,851	5,077
	Hansen Technologies Ltd.	1,181,756	5,073
*	PEXA Group Ltd.	377,892	4,995
*	EML Payments Ltd.	2,257,800	4,989
*	Bellevue Gold Ltd.	6,937,617	4,986
*,2	Life360 Inc. GDR	1,144,631	4,974
	Domain Holdings Australia Ltd.	1,657,285	4,913
*	Omni Bridgeway Ltd.	1,735,456	4,892
	NRW Holdings Ltd.	3,044,152	4,877
*	Nanosonics Ltd.	1,653,764	4,870
*,1	Syrah Resources Ltd.	4,000,094	4,832
*	Aussie Broadband Ltd.	1,218,904	4,831
	Codan Ltd.	891,357	4,830
	Kelsian Group Ltd.	919,607	4,827
	Data#3 Ltd.	1,045,572	4,597
*,1	PointsBet Holdings Ltd.	1,621,271	4,521
*	Neometals Ltd.	3,480,253	4,504

		Shares	Market Value ($000)
	Australian Ethical Investment Ltd.	817,509	4,387
	oOh!media Ltd.	3,437,878	4,149
*	Australian Strategic Materials Ltd.	736,969	4,149
	Tassal Group Ltd.	1,526,668	4,104
[1]	New Hope Corp. Ltd.	1,587,296	4,036
[1]	Appen Ltd.	774,608	3,962
*,1	Eclipx Group Ltd.	2,093,415	3,924
	Hotel Property Investments	1,362,079	3,917
*,1	Zip Co. Ltd.	3,610,861	3,910
	Dexus Industria REIT	1,525,405	3,862
*,1	Temple & Webster Group Ltd.	773,845	3,846
	SmartGroup Corp. Ltd.	601,568	3,835
[1]	Dicker Data Ltd.	352,014	3,827
	5E Advanced Materials Inc.	2,026,941	3,822
*	29Metals Ltd.	1,854,051	3,803
[1]	Clinuvel Pharmaceuticals Ltd.	270,786	3,708
	Baby Bunting Group Ltd.	950,568	3,658
*	Telix Pharmaceuticals Ltd.	1,166,341	3,611
*,1	Mesoblast Ltd.	4,249,120	3,593
*,1	PolyNovo Ltd.	4,354,417	3,536
	Select Harvests Ltd.	882,496	3,524
	GWA Group Ltd.	1,862,618	3,453
	Australian Clinical Labs Ltd.	898,893	3,444
*	Seven West Media Ltd.	6,662,113	3,380
	McMillan Shakespeare Ltd.	373,753	3,347
	Integral Diagnostics Ltd.	1,138,766	3,346
	Westgold Resources Ltd.	2,296,230	3,327
	Austal Ltd.	2,314,398	3,268
*,1	nearmap Ltd.	2,961,163	3,245
	Incannex Healthcare Ltd. (XASX)	8,139,006	3,229
*	Service Stream Ltd.	4,135,022	3,217
*	Aurelia Metals Ltd.	8,694,217	3,196
	Money3 Corp. Ltd.	1,359,485	3,113
	Inghams Group Ltd.	1,355,112	3,098
	Accent Group Ltd.	2,430,331	3,086
	Estia Health Ltd.	1,736,306	3,005
*,1	Andromeda Metals Ltd.	21,536,031	2,983
*,1	Tyro Payments Ltd.	2,295,743	2,973
	Perenti Global Ltd.	5,277,106	2,948
*	Alkane Resources Ltd.	3,407,751	2,925
	Sigma Healthcare Ltd.	7,569,314	2,917
*	OFX Group Ltd.	1,585,316	2,870
	Nick Scali Ltd.	336,955	2,844
	MyState Ltd.	746,061	2,784
*	Australian Agricultural Co. Ltd.	2,262,129	2,760
	Virtus Health Ltd.	445,410	2,680
	Infomedia Ltd.	2,573,681	2,613
*,1	City Chic Collective Ltd.	1,027,514	2,592
[1]	Emeco Holdings Ltd.	3,991,538	2,591
	GDI Property Group	3,176,243	2,579
	Southern Cross Media Group Ltd.	2,000,743	2,563
*,1	Betmakers Technology Group Ltd.	5,422,533	2,543
*,1	Carnarvon Energy Ltd.	10,790,640	2,539
	Pact Group Holdings Ltd.	1,428,613	2,472
	Australian Finance Group Ltd.	1,545,270	2,462
	Myer Holdings Ltd.	6,106,750	2,442
[1]	Mount Gibson Iron Ltd.	5,160,159	2,393
*	Mayne Pharma Group Ltd.	12,167,730	2,271

		Shares	Market Value ($000)
	Bravura Solutions Ltd.	1,666,165	2,208
*,1	Audinate Group Ltd.	437,812	2,168
*	Cooper Energy Ltd.	9,843,252	2,139
*	Superloop Ltd.	3,024,362	2,126
*,1	Opthea Ltd.	2,433,954	2,085
*,1	Kogan.com Ltd.	488,200	2,062
*	Resolute Mining Ltd.	8,190,695	2,036
*,1	Electro Optic Systems Holdings Ltd.	924,925	1,966
*	Starpharma Holdings Ltd. Class A	2,731,545	1,851
*,1	Dubber Corp. Ltd.	1,986,452	1,837
	Macmahon Holdings Ltd.	12,595,078	1,831
*	Fineos Corp. Ltd. GDR	980,768	1,771
*	Praemium Ltd.	3,408,815	1,747
[1]	Humm Group Ltd.	2,733,384	1,743
*	Nuix Ltd.	1,438,246	1,673
[1]	Cedar Woods Properties Ltd.	468,785	1,631
	BWX Ltd.	920,092	1,538
[1]	Regis Healthcare Ltd.	952,390	1,535
	SG Fleet Group Ltd.	829,047	1,475
	MACA Ltd.	2,240,138	1,473
*,1	Bubs Australia Ltd.	4,034,128	1,438
*	Redbubble Ltd.	1,252,456	1,433
*,1	AMA Group Ltd.	4,750,729	1,252
	Jupiter Mines Ltd.	6,362,076	1,239
*	Dacian Gold Ltd.	7,176,608	1,186
	Navigator Global Investments Ltd.	959,155	1,171
*	PPK Group Ltd.	294,935	1,146
*,1	Paradigm Biopharmaceuticals Ltd.	1,326,990	1,116
*,1	New Century Resources Ltd.	755,853	1,086
*,1	Marley Spoon AG GDR	1,858,680	699
*,1	Minerals 260 Ltd.	1,243,515	484
*	Falcon Metals Ltd.	1,242,084	382
*	Incannex Healthcare Ltd.	440,518	61
*,3	Bgp Holdings plc	7,179,555	27
			10,378,733
Austria (0.3%)
	Erste Group Bank AG	2,217,328	80,858
	Verbund AG	476,866	50,359
	OMV AG	1,022,684	48,866
[2]	BAWAG Group AG	624,774	31,526
	voestalpine AG	828,147	24,643
	Wienerberger AG	812,795	24,543
	ANDRITZ AG	498,846	23,039
	Raiffeisen Bank International AG	936,090	13,290
	IMMOFINANZ AG	462,835	11,752
	Mayr Melnhof Karton AG	62,562	11,153
	AT&S Austria Technologie & Systemtechnik AG	181,610	10,078
*	Lenzing AG	95,750	9,765
	CA Immobilien Anlagen AG (XWBO)	296,629	9,190
	S IMMO AG	361,752	8,854
[1]	Oesterreichische Post AG	238,146	8,462
	Telekom Austria AG Class A	987,894	7,637
	Vienna Insurance Group AG Wiener Versicherung Gruppe	279,317	7,235
	EVN AG	258,485	6,664
	UNIQA Insurance Group AG	807,594	6,406
	Strabag SE (Bearer)	107,326	4,306
*	Schoeller-Bleckmann Oilfield Equipment AG	78,569	4,225
*	DO & CO AG	47,273	3,975

		Shares	Market Value ($000)
*	Flughafen Wien AG	73,254	2,109
	Palfinger AG	76,090	1,901
	Agrana Beteiligungs AG	74,654	1,353
*	Porr AG	91,453	1,194
*,3	CA Immobilien Anlagen AG	494,405	—
			413,383
Belgium (0.9%)
	Anheuser-Busch InBev SA	6,223,026	372,063
	KBC Group NV	1,979,714	142,043
*	Argenx SE	367,446	114,963
	UCB SA	868,615	103,884
	Groupe Bruxelles Lambert SA	731,174	75,659
	Ageas SA	1,280,025	64,709
	Umicore SA	1,475,581	63,785
	Solvay SA	498,066	49,087
	Warehouses De Pauw CVA	1,016,209	43,845
	Sofina SA	109,978	39,963
	Elia Group SA	253,360	38,655
	Cofinimmo SA	228,426	33,267
	Aedifica SA	261,460	32,880
	Ackermans & van Haaren NV	160,289	29,866
	D'ieteren Group	165,459	27,860
	Proximus SADP	1,003,175	18,681
	Etablissements Franz Colruyt NV	360,370	14,917
	VGP NV	57,795	14,792
	Euronav NV	1,370,344	14,572
	Melexis NV	142,748	13,142
	Montea NV	88,734	11,567
	Shurgard Self Storage SA	182,557	11,307
	KBC Ancora	254,924	11,216
	Barco NV	492,736	10,840
	Telenet Group Holding NV	327,179	10,541
	Bekaert SA	254,063	9,941
	Xior Student Housing NV	158,764	8,868
	Gimv NV	139,738	8,406
	Befimmo SA	152,823	7,993
	Fagron	414,528	7,553
	Cie d'Entreprises CFE	51,002	7,163
*	Tessenderlo Group SA	185,211	6,697
	Retail Estates NV	75,226	6,134
*	Kinepolis Group NV	91,420	5,528
*	bpost SA	733,102	4,847
*,1	Ontex Group NV	579,926	4,233
*	AGFA-Gevaert NV	962,758	3,860
	Econocom Group SA NV	827,446	3,666
	Orange Belgium SA	110,613	2,346
*,1	Mithra Pharmaceuticals SA	160,745	2,211
	Van de Velde NV	42,745	1,822
	Wereldhave Belgium Comm VA	17,689	1,185
			1,456,557
Canada (10.5%)
[1]	Royal Bank of Canada	10,270,398	1,130,758
	Toronto-Dominion Bank	13,106,502	1,039,902
	Enbridge Inc.	14,495,693	667,302
	Bank of Nova Scotia	8,740,849	626,469
	Canadian National Railway Co.	4,266,466	572,320
	Bank of Montreal	4,794,696	564,210

		Shares	Market Value ($000)
	Canadian Pacific Railway Ltd. (XTSE)	6,687,819	551,973
*	Shopify Inc. Class A	813,734	550,324
	Brookfield Asset Management Inc. Class A	9,598,362	542,665
	Canadian Natural Resources Ltd.	8,369,149	518,222
[1]	Nutrien Ltd.	4,110,631	424,890
[1]	TC Energy Corp.	7,054,025	397,856
[1]	Canadian Imperial Bank of Commerce	3,156,778	383,187
	Suncor Energy Inc.	10,354,753	337,110
	Manulife Financial Corp.	14,004,401	298,650
	Alimentation Couche Tard Inc.	5,709,517	257,217
	Sun Life Financial Inc.	4,219,572	235,593
	Constellation Software Inc.	137,631	235,266
	Barrick Gold Corp. (XLON)	9,203,590	225,719
	Franco-Nevada Corp.	1,369,439	217,923
	Agnico Eagle Mines Ltd.	3,262,045	199,613
[1]	National Bank of Canada	2,426,336	185,990
	Waste Connections Inc.	1,317,220	184,210
	Fortis Inc. (XTSE)	3,303,166	163,368
	Wheaton Precious Metals Corp.	3,244,903	154,309
	Intact Financial Corp.	1,026,695	151,703
	Cenovus Energy Inc.	9,077,904	151,329
	Pembina Pipeline Corp.	3,962,217	148,866
[1]	Rogers Communications Inc. Class B	2,522,888	142,799
	First Quantum Minerals Ltd.	3,998,139	138,415
	Teck Resources Ltd. Class B	3,334,163	134,631
	Magna International Inc.	2,020,606	129,723
	Thomson Reuters Corp.	1,191,253	129,335
	Restaurant Brands International Inc. (XTSE)	2,149,224	125,568
*	CGI Inc.	1,569,298	125,014
[1]	Power Corp. of Canada	3,906,451	120,929
[1]	BCE Inc.	2,173,304	120,474
	Dollarama Inc.	2,032,618	115,276
	WSP Global Inc.	840,865	111,593
	Loblaw Cos. Ltd.	1,137,243	102,048
	Metro Inc.	1,739,590	100,133
	Shaw Communications Inc. Class B	3,080,086	95,594
	Tourmaline Oil Corp.	2,012,661	92,732
	Emera Inc.	1,866,418	92,518
	Barrick Gold Corp.	3,561,990	86,749
	TELUS Corp.	3,260,276	85,174
	Fairfax Financial Holdings Ltd.	155,398	84,779
[1]	Cameco Corp.	2,861,752	83,347
	Open Text Corp.	1,944,492	82,452
	Waste Connections Inc. (XTSE)	570,366	79,680
[1]	Algonquin Power & Utilities Corp.	4,837,095	75,024
	Imperial Oil Ltd.	1,524,463	73,775
[1]	TFI International Inc.	628,506	66,940
	George Weston Ltd.	510,560	62,873
	Canadian Tire Corp. Ltd. Class A	407,961	61,598
[1]	ARC Resources Ltd.	4,594,507	61,522
[2]	Hydro One Ltd.	2,273,451	61,249
	West Fraser Timber Co. Ltd.	711,636	58,552
	Great-West Lifeco Inc.	1,945,975	57,345
*	CAE Inc.	2,118,332	55,138
	Toromont Industries Ltd.	580,641	55,043
[1]	Northland Power Inc.	1,622,359	53,934
[1]	Canadian Apartment Properties REIT	1,246,152	53,478
	Kinross Gold Corp.	9,086,064	53,347

		Shares	Market Value ($000)
*	Bausch Health Cos. Inc.	2,275,102	51,975
	Gildan Activewear Inc.	1,375,778	51,602
	CCL Industries Inc. Class B	1,064,367	48,018
	iA Financial Corp. Inc.	770,488	46,846
	Lundin Mining Corp.	4,618,290	46,805
	Ritchie Bros Auctioneers Inc.	792,324	46,799
[1]	RioCan REIT	2,255,923	45,528
[1]	AltaGas Ltd.	2,004,298	44,891
*	Descartes Systems Group Inc.	609,207	44,603
	Empire Co. Ltd. Class A	1,174,337	41,651
	TMX Group Ltd.	401,009	41,244
	Saputo Inc.	1,734,244	41,076
	Pan American Silver Corp.	1,493,132	40,752
	Stantec Inc.	802,671	40,264
[1]	Keyera Corp.	1,586,125	40,207
	Brookfield Renewable Corp. Class A (XTSE)	918,863	40,131
[1]	FirstService Corp.	271,867	39,325
[1]	Yamana Gold Inc.	6,924,005	38,659
*,1	Ivanhoe Mines Ltd. Class A	4,043,719	37,715
	Onex Corp.	530,010	35,519
*,2	Nuvei Corp.	472,229	35,507
	Finning International Inc.	1,157,016	34,836
	Brookfield Infrastructure Corp. Class A	459,566	34,680
	B2Gold Corp.	7,475,020	34,321
	Granite REIT	444,037	34,233
	Allied Properties REIT	907,682	33,856
	SSR Mining Inc.	1,523,068	33,114
[1]	Parkland Corp.	1,110,609	32,843
[1]	SNC-Lavalin Group Inc.	1,268,375	30,539
*	MEG Energy Corp.	2,201,987	30,067
	Colliers International Group Inc.	228,921	29,837
	GFL Environmental Inc.	917,231	29,832
	Element Fleet Management Corp.	2,962,939	28,678
	Quebecor Inc. Class B	1,183,972	28,222
*	Lightspeed Commerce Inc. (XTSE)	910,548	27,772
	Crescent Point Energy Corp.	3,831,140	27,765
[1]	Tricon Capital Group Inc.	1,746,783	27,764
*,1	BlackBerry Ltd.	3,715,336	27,550
[1]	Capital Power Corp.	825,716	26,889
[1]	Canadian Utilities Ltd. Class A	867,874	26,602
*	Aritzia Inc.	634,338	25,893
*	Lithium Americas Corp.	669,884	25,812
*	Kinaxis Inc.	196,463	25,713
*	Air Canada Class A	1,258,260	24,407
[1]	SmartCentres REIT	928,973	24,396
[1]	Vermilion Energy Inc.	1,141,738	23,974
	Alamos Gold Inc. Class A	2,834,972	23,811
[1]	Methanex Corp.	431,113	23,508
	Enerplus Corp.	1,842,133	23,341
	Premium Brands Holdings Corp. Class A	266,725	23,335
[1]	Choice Properties REIT	1,832,389	22,704
[1]	First Capital REIT	1,552,455	22,291
	BRP Inc.	263,823	21,601
*	Turquoise Hill Resources Ltd.	715,984	21,500
[1]	First Majestic Silver Corp.	1,620,621	21,299
*,1	Ballard Power Systems Inc.	1,815,531	21,130
[1]	H&R REIT	2,018,655	21,072
[1]	PrairieSky Royalty Ltd.	1,520,479	21,029

		Shares	Market Value ($000)
[1]	Gibson Energy Inc.	1,048,486	20,976
[1]	IGM Financial Inc.	587,200	20,747
[1]	Dream Industrial REIT	1,595,433	20,598
[1]	CI Financial Corp.	1,289,590	20,487
[1]	Summit Industrial Income REIT	1,161,059	20,451
	Boyd Group Services Inc.	153,775	20,366
*	ATS Automation Tooling Systems Inc.	529,741	19,111
	Boralex Inc. Class A	588,323	19,069
	Canadian Western Bank	634,599	18,447
	Atco Ltd. Class I	535,934	18,404
[1]	Cargojet Inc.	120,848	18,374
[1]	Whitecap Resources Inc.	2,184,347	18,067
	Stelco Holdings Inc.	426,148	17,722
	Parex Resources Inc.	852,118	17,483
*	Bombardier Inc. Class B	15,140,250	17,439
	TransAlta Corp.	1,681,908	17,409
[1]	Chartwell Retirement Residences	1,659,007	16,455
	Primo Water Corp.	1,121,698	15,971
[1]	Osisko Gold Royalties Ltd.	1,193,246	15,739
	Centerra Gold Inc.	1,579,405	15,527
*	Equinox Gold Corp.	1,826,974	15,082
[1]	Innergex Renewable Energy Inc.	940,061	14,949
*	Eldorado Gold Corp.	1,306,487	14,631
	Linamar Corp.	323,020	14,358
	Stella-Jones Inc.	460,745	13,846
*,1	Canopy Growth Corp.	1,772,825	13,443
	Paramount Resources Ltd. Class A Class A	530,558	13,245
*	Novagold Resources Inc.	1,688,695	13,008
[1]	Maple Leaf Foods Inc.	540,381	12,968
[1]	Boardwalk REIT	271,096	12,749
	Hudbay Minerals Inc.	1,574,170	12,365
	Russel Metals Inc.	448,680	11,887
*	IAMGOLD Corp.	3,399,538	11,802
[1]	TransAlta Renewables Inc.	763,964	11,293
*	OceanaGold Corp.	5,061,591	11,215
[1]	Home Capital Group Inc. Class B	361,031	10,974
	North West Co. Inc.	338,312	10,365
[1]	Laurentian Bank of Canada	311,212	10,346
	Enghouse Systems Ltd.	313,890	9,923
[1]	Superior Plus Corp.	1,055,769	9,695
*	Canada Goose Holdings Inc.	359,143	9,437
*	Canfor Corp.	447,561	9,222
*	Celestica Inc.	756,237	8,995
	ECN Capital Corp.	1,619,594	8,641
[1]	Primaris REIT	690,282	8,553
*	Torex Gold Resources Inc.	622,421	7,817
[1]	Westshore Terminals Investment Corp.	284,132	7,530
	Transcontinental Inc. Class A	532,155	7,437
	Cascades Inc.	677,850	6,951
[1]	Mullen Group Ltd.	646,761	6,912
[1]	Winpak Ltd.	223,657	6,870
[1]	Artis REIT	656,246	6,861
[1]	NFI Group Inc.	506,494	6,458
	Cogeco Communications Inc.	74,620	6,177
[1]	Dye & Durham Ltd.	290,935	5,979
[1]	Aecon Group Inc.	424,510	5,762
*,1	Aurora Cannabis Inc.	1,422,093	5,665
[1]	Dream Office REIT	252,894	5,638

		Shares	Market Value ($000)
*,1	Cronos Group Inc.	1,388,993	5,389
[1]	Martinrea International Inc.	569,538	4,091
	Enbridge Inc. (XTSE)	87,527	4,034
[1]	First National Financial Corp.	120,505	3,907
[1]	Fortis Inc.	77,746	3,848
*	Shopify Inc. Class A (XTSE)	5,434	3,673
	Restaurant Brands International Inc.	36,684	2,142
	GFL Environmental Inc. (XTSE)	59,062	1,922
	Osisko Gold Royalties Ltd. (XTSE)	133,000	1,754
[1]	Brookfield Infrastructure Corp. Class A (XNYS)	5,570	420
*	Lightspeed Commerce Inc.	3,511	107
			17,020,236
Denmark (2.0%)
	Novo Nordisk A/S Class B	11,437,628	1,268,618
	DSV A/S	1,399,148	268,155
	Vestas Wind Systems A/S	7,270,865	213,289
[2]	Orsted A/S	1,355,946	169,726
*	Genmab A/S	426,550	154,050
	Coloplast A/S Class B	958,120	145,096
	AP Moller - Maersk A/S Class B	38,724	116,364
	Novozymes A/S Class B	1,429,855	98,037
	AP Moller - Maersk A/S Class A	30,489	90,015
	Carlsberg A/S Class B	692,439	85,005
	Danske Bank A/S	4,747,242	78,971
	Pandora A/S	669,321	63,762
	Chr Hansen Holding A/S	741,472	54,444
	Tryg A/S	2,215,039	53,858
	GN Store Nord A/S	922,399	45,213
*	Demant A/S	731,742	33,115
	Royal Unibrew A/S	347,426	32,458
	Ringkjoebing Landbobank A/S	205,840	26,133
*	ISS A/S	1,328,512	23,610
*	Jyske Bank A/S (Registered)	401,352	21,815
	SimCorp A/S	286,615	21,018
	Alaska Air Group Inc.	939,560	20,712
[1]	Ambu A/S Class B	1,241,130	18,271
	Topdanmark A/S	304,302	17,019
[2]	Netcompany Group A/S	236,997	15,618
	ROCKWOOL International A/S Class B	44,311	14,627
	Sydbank A/S	425,874	14,538
*	NKT A/S	308,564	13,924
	Chemometec A/S	111,920	13,595
*,1	Bavarian Nordic A/S	504,490	12,731
	FLSmidth & Co. A/S	408,211	10,657
	Alm Brand A/S	6,205,825	10,620
[1]	H Lundbeck A/S	433,538	9,989
	Dfds A/S	217,273	9,266
[2]	Scandinavian Tobacco Group A/S Class A	431,398	9,199
*	Drilling Co. of 1972 A/S	153,278	8,380
	Schouw & Co. A/S	91,484	7,896
	Spar Nord Bank A/S	587,716	7,740
*	NTG Nordic Transport Group A/S Class A	109,110	6,593
	D/S Norden A/S	184,501	6,438
*	Nilfisk Holding A/S	198,207	5,935
*	Zealand Pharma A/S	313,933	4,825
			3,301,325

		Shares	Market Value ($000)
Finland (1.1%)
*	Nokia OYJ	40,588,804	223,523
	Nordea Bank Abp	19,089,656	196,471
	Sampo OYJ Class A	3,642,256	177,976
	Kone OYJ Class B	2,830,102	148,100
	Neste OYJ	2,998,814	136,725
	UPM-Kymmene OYJ	3,841,410	125,441
	Stora Enso OYJ Class R	4,140,333	81,223
	Nordea Bank Abp (XHEL)	6,642,578	68,370
	Elisa OYJ	1,032,478	62,265
	Fortum OYJ	3,104,783	56,746
	Kesko OYJ Class B	1,939,819	53,559
	Metso Outotec OYJ	4,366,960	36,812
	Orion OYJ Class B	744,163	33,798
	Kojamo OYJ	1,402,684	33,704
	Wartsila OYJ Abp	3,517,233	32,115
[1]	Valmet OYJ	956,691	29,694
	Huhtamaki OYJ	672,789	23,405
*	QT Group OYJ	138,095	19,074
	Konecranes OYJ Class A	519,891	15,960
	Nokian Renkaat OYJ	975,212	15,828
	TietoEVRY OYJ (XHEL)	556,935	14,823
	Cargotec OYJ Class B	347,442	13,197
*,1	Outokumpu OYJ	2,418,421	12,876
	Metsa Board OYJ	1,235,183	12,506
	Revenio Group OYJ	164,322	8,609
	Kemira OYJ	639,655	8,368
	Uponor OYJ	393,636	7,976
	Neles OYJ	770,414	7,847
	Sanoma OYJ	529,636	7,491
[2]	Terveystalo OYJ	534,173	6,618
	Tokmanni Group Corp.	354,838	5,878
	YIT OYJ	1,137,228	4,297
	Citycon OYJ	515,258	3,900
*	WithSecure OYJ	682,338	3,434
	TietoEVRY OYJ	125,869	3,363
	Raisio OYJ Class V	865,039	2,552
*,1	Finnair OYJ	4,106,902	2,257
	Oriola OYJ Class B	862,050	1,791
*,3	Ahlstrom-Munksjo OYJ Rights	70,191	1,385
			1,699,957
France (8.1%)
	LVMH Moet Hennessy Louis Vuitton SE	1,797,304	1,282,914
	TotalEnergies SE	17,121,752	866,353
	Sanofi	7,832,077	800,749
	Schneider Electric SE	3,813,105	640,183
*	Airbus SE	4,008,129	483,655
	BNP Paribas SA	7,707,647	440,451
	L'Oreal SA Loyalty Shares	1,047,500	418,419
	AXA SA	13,859,546	405,729
	EssilorLuxottica SA	2,125,374	388,711
	Vinci SA	3,612,036	369,051
	Air Liquide SA Loyalty Shares	2,015,276	352,560
	Kering SA	528,660	333,757
	Pernod Ricard SA	1,504,389	330,531
	Hermes International	222,971	315,581
	Safran SA	2,509,503	295,458
	Capgemini SE	1,153,331	255,928

		Shares	Market Value ($000)
	L'Oreal SA (XPAR)	607,173	242,532
	Danone SA	4,326,746	239,022
	Dassault Systemes SE	4,795,916	235,617
	Cie de Saint-Gobain	3,366,069	200,282
	STMicroelectronics NV	4,558,159	198,116
	Air Liquide SA (XPAR)	1,114,283	194,937
	Legrand SA	1,927,064	183,219
	Cie Generale des Etablissements Michelin SCA	1,260,583	170,829
	Orange SA	13,806,454	163,464
	Teleperformance	418,576	159,435
	Societe Generale SA	5,492,505	147,240
	Veolia Environnement SA	4,488,192	143,907
	Credit Agricole SA	8,731,619	104,330
	Publicis Groupe SA	1,649,159	100,093
	Carrefour SA	4,470,475	97,287
	Engie SA Loyalty Shares	7,207,528	94,757
	Thales SA	723,415	90,597
	Edenred	1,795,034	88,755
	Eurofins Scientific SE	873,471	86,406
*,2	Worldline SA	1,748,271	75,875
	Sartorius Stedim Biotech	173,001	70,829
	Vivendi SE	5,150,848	67,293
	Getlink SE	3,279,135	59,056
	Bureau Veritas SA	2,044,191	58,282
	Arkema SA	467,366	55,869
	Eiffage SA	537,541	55,169
[2]	Euronext NV	590,872	53,679
	Bouygues SA	1,532,118	53,477
	Engie SA (XPAR)	3,911,254	51,421
	Alstom SA	2,128,513	49,805
	Gecina SA	371,870	46,866
	Rexel SA	2,187,430	46,697
*	Accor SA	1,320,156	42,534
	Bollore SE	7,117,575	37,271
	Remy Cointreau SA	177,191	36,542
	SCOR SE	1,125,983	36,206
	Klepierre SA	1,333,891	35,514
*	Renault SA	1,325,393	34,646
*	L'Oreal SA	83,218	33,241
	BioMerieux	306,565	32,720
	Valeo	1,732,764	32,006
	Ipsen SA	248,399	31,093
	Alten SA	205,662	31,040
*	Aeroports de Paris	204,171	30,531
*	Ubisoft Entertainment SA	685,242	30,111
*	SOITEC	158,698	29,769
	Covivio	361,630	28,780
[2]	Amundi SA	411,142	28,114
	Dassault Aviation SA	166,811	26,342
	CNP Assurances	1,079,364	25,985
[2]	La Francaise des Jeux SAEM	630,969	25,032
	SES SA Class A GDR	2,706,430	24,716
*	Elis SA (XPAR)	1,587,661	23,395
	Gaztransport Et Technigaz SA	207,844	23,222
*	Air Liquide SA	131,133	22,941
[1]	Faurecia SE (XPAR)	853,023	22,186
	SPIE SA	917,275	21,696
	EDF (XPAR)	2,196,959	20,621

		Shares	Market Value ($000)
	Wendel SE	195,456	19,904
	Nexans SA	212,044	19,843
	Rubis SCA	668,903	19,661
	Sopra Steria Group SACA	102,429	18,974
	Atos SE	683,684	18,669
	SEB SA Loyalty Shares	129,575	18,071
	Sodexo SA ACT Loyalty Shares	220,771	17,965
	Sodexo SA (XPAR)	217,874	17,730
	Eurazeo SA	194,450	16,348
	Orpea SA	351,198	15,240
	ICADE	233,208	15,004
	Air Liquide	85,202	14,906
	L'Oreal SA Loyalty Shares 2023	36,796	14,698
	Eutelsat Communications SA	1,314,282	14,277
*	Vallourec SA	1,093,494	13,989
	IPSOS	275,733	13,725
	Virbac SA	31,409	12,556
*	JCDecaux SA	520,606	12,304
	Imerys SA	280,182	12,021
[2]	Verallia SA	503,921	11,999
*	Technip Energies NV	979,050	11,939
[1]	Electricite de France SA (XPAR)	1,257,571	11,804
	Eurazeo SE	137,028	11,520
	Korian SA	474,607	10,987
	Nexity SA	305,694	10,762
*,1	Valneva SE	620,478	10,617
*	Eramet SA	63,952	10,442
	Sodexo SA Loyalty Shares 2023	125,433	10,207
	SEB SA (XPAR)	70,416	9,820
	Metropole Television SA	471,037	9,290
*,1	Air France-KLM	2,043,223	9,161
*	Coface SA	757,621	9,124
	Somfy SA	55,926	9,021
	Societe BIC SA	176,586	8,922
	Trigano SA	57,159	8,324
*,1,2	Neoen SA (XPAR)	192,371	8,172
	Rothschild & Co.	198,200	7,837
[2]	ALD SA	577,455	7,677
*	Lagardere SA	266,887	7,472
*	Engie SA	556,323	7,314
	Television Francaise 1	753,044	7,303
*,1	Casino Guichard Perrachon SA	394,146	7,257
	Cie Plastic Omnium SA	394,664	7,165
	Derichebourg SA	682,005	7,107
	Interparfums SA	114,465	6,886
	Fnac Darty SA	123,033	6,307
[2]	Maisons du Monde SA	316,369	6,082
*	ID Logistics Group	16,994	6,059
*	CGG SA	5,203,150	5,873
	Altarea SCA	28,783	4,907
*,1	Solutions 30 SE	590,254	4,817
	PEUGEOT Investment	37,461	4,681
*	Akka Technologies	85,315	4,620
	Quadient SA	242,000	4,543
	Carmila SA	283,330	4,462
	Mercialys SA	449,869	4,458
	Albioma SA (XPAR)	91,109	4,420
	Vetoquinol SA	28,100	4,123

		Shares	Market Value ($000)
	Albioma SA Loyalty Shares	84,660	4,107
*	Beneteau SA	260,363	4,076
*	Voltalia SA (Registered)	195,915	3,969
	Vicat SA	112,726	3,821
	Mersen SA	101,202	3,745
	Engie SA Prime Fidelite 2023	276,743	3,638
*	SES-imagotag SA	34,886	3,593
	Cie de L'Odet SE	2,755	3,374
*,1,2	X-Fab Silicon Foundries SE	393,817	3,025
*,2	Elior Group SA	871,512	2,922
	Pharmagest Interactive	28,726	2,746
	Manitou BF SA	85,969	2,400
	Sodexo SA Loyalty Shares 2025	28,542	2,323
*,2	SMCP SA	291,889	2,220
	Vilmorin & Cie SA	44,795	2,187
	Lisi (XPAR)	91,158	2,179
	Jacquet Metals SACA	92,909	2,008
	Electricite de France SA (Euronext Paris)	209,376	1,965
*	EDF	199,156	1,869
	Bonduelle SCA	101,525	1,852
	Sodexo SA Prime Fidelite 2026	22,419	1,824
*	GL Events	95,554	1,758
*	Lisi SA	71,212	1,703
*	Etablissements Maurel et Prom SA	366,424	1,623
*,1	Believe SA	96,308	1,538
*	Seb SA	10,421	1,453
*	Electricite De France SA Rights Exp. 4/4/22	3,835,525	1,426
*	Eurazeo SE (XPAR)	16,356	1,375
	AKWEL	56,359	1,244
	Guerbet	37,573	1,099
	Sodexo SA	11,166	909
*,2	Aramis Group SAS	112,931	892
	SEB SA Loyalty Shares 2023	5,993	836
	Boiron SA	18,487	790
	Tarkett SA	51,994	731
*	Albioma	13,158	638
	Albioma Loyalty Shares 2023	6,994	339
*	Lisi SA Prime De Fidelite	3,962	95
	Lisi	2,575	62
*,3	Bourbon Corp.	11,499	—
*,3	Bourbon Corp. SA	26,831	—
			13,119,147
Germany (6.5%)
	SAP SE	7,990,825	885,608
	Siemens AG (Registered)	5,418,376	750,268
	Allianz SE (Registered)	2,960,940	707,096
	Bayer AG (Registered)	7,081,826	484,390
	Deutsche Telekom AG (Registered)	24,373,589	453,937
	Mercedes-Benz Group AG	6,058,241	425,225
	BASF SE	6,595,661	376,352
	Deutsche Post AG (Registered)	7,049,034	336,605
	Infineon Technologies AG	9,384,622	317,482
	adidas AG	1,321,087	307,848
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,010,083	270,035
	Vonovia SE	5,600,260	261,030
	Deutsche Boerse AG	1,323,409	238,228
	Volkswagen AG Preference Shares	1,319,252	226,715

		Shares	Market Value ($000)
	Bayerische Motoren Werke AG	2,316,770	200,210
	RWE AG	4,541,384	197,743
	Merck KGaA	931,019	194,429
*	Deutsche Bank AG (Registered)	14,727,610	185,482
	E.ON SE	15,603,295	181,281
[2]	Siemens Healthineers AG	1,997,734	123,801
	Symrise AG Class A	938,398	112,507
	Fresenius SE & Co. KGaA	2,939,590	107,931
	Porsche Automobil Holding SE Preference Shares	1,104,715	106,267
	Fresenius Medical Care AG & Co. KGaA	1,464,372	98,129
	Brenntag SE	1,114,574	89,870
	MTU Aero Engines AG	384,334	88,889
*	Daimler Truck Holding AG	3,029,661	84,028
*,2	Zalando SE	1,572,570	79,626
	Sartorius AG Preference Shares	177,221	78,215
	Henkel AG & Co. KGaA Preference Shares	1,168,513	78,211
*	QIAGEN NV	1,590,836	78,062
	Beiersdorf AG	719,174	75,552
	Hannover Rueck SE	432,649	73,498
[1]	Siemens Energy AG	3,083,454	70,151
	Rheinmetall AG	311,630	65,869
[2]	Covestro AG	1,296,402	65,281
	Puma SE	718,112	61,070
	LEG Immobilien SE (XETR)	524,687	59,750
*,2	Delivery Hero SE	1,357,600	59,169
	HeidelbergCement AG	1,042,063	59,058
*	Commerzbank AG	7,504,704	57,028
	Volkswagen AG	230,443	56,924
*	Continental AG	778,038	55,775
	Henkel AG & Co. KGaA	816,436	53,889
*	HelloFresh SE	1,180,030	52,964
	GEA Group AG	1,195,714	49,009
	Aroundtown SA	8,218,229	46,962
	Carl Zeiss Meditec AG (Bearer)	263,763	42,486
*	K+S AG (Registered)	1,382,467	41,594
	Evonik Industries AG	1,378,172	38,234
	Nemetschek SE	390,661	37,517
	KION Group AG	564,460	37,202
	Knorr-Bremse AG	476,092	36,496
*,1	Deutsche Lufthansa AG (Registered)	4,315,734	34,804
*	Evotec SE	1,135,902	34,182
	Bechtle AG	590,977	33,272
	Bayerische Motoren Werke AG Preference Shares	413,667	32,042
[2]	Scout24 SE	543,108	30,964
*	thyssenkrupp AG	3,556,776	30,401
	Aurubis AG	254,268	30,268
*	CTS Eventim AG & Co. KGaA	424,859	28,855
[1]	LANXESS AG	616,626	27,069
	United Internet AG (Registered)	776,419	26,645
	Freenet AG	899,366	24,068
	Vantage Towers AG	666,448	23,539
[2]	Befesa SA	287,222	22,574
	HUGO BOSS AG	370,915	21,399
	TAG Immobilien AG	911,717	20,645
	FUCHS PETROLUB SE Preference Shares	512,796	18,605
	Wacker Chemie AG	108,612	18,486
	Talanx AG	381,562	16,810
*,2	TeamViewer AG	1,133,386	16,737

		Shares	Market Value ($000)
	Rational AG	24,098	16,597
	AIXTRON SE	759,828	16,573
	Gerresheimer AG	225,617	16,481
	Uniper SE	635,117	16,408
[1]	Encavis AG	785,507	16,378
	CANCOM SE	262,694	16,369
	RTL Group SA	276,998	15,358
[1]	Siltronic AG	143,796	14,775
	ProSiebenSat.1 Media SE	1,120,746	14,276
*	Fraport AG Frankfurt Airport Services Worldwide	255,303	14,152
	Grand City Properties SA	692,269	13,829
	Aareal Bank AG	429,883	13,512
*,1	Sixt SE	98,391	13,258
	Telefonica Deutschland Holding AG	4,798,151	13,050
*,1	Nordex SE	739,648	12,809
*	Salzgitter AG	275,643	12,773
	Software AG	359,664	12,434
	Stroeer SE & Co. KGaA	177,790	12,269
*	flatexDEGIRO AG	600,060	12,078
	Deutsche Wohnen SE	356,186	11,943
*	Hypoport SE	29,497	11,135
	VERBIO Vereinigte BioEnergie AG	144,205	11,092
	Jenoptik AG	366,161	11,017
[2]	Deutsche Pfandbriefbank AG	883,903	10,732
	CompuGroup Medical SE & Co. KGaA	175,625	10,702
[1]	Hella GmbH & Co. KGaA	164,642	10,584
	Duerr AG	351,979	10,385
[1]	Varta AG	102,561	10,093
	Jungheinrich AG Preference Shares	344,703	9,982
	Fielmann AG	175,158	9,538
	HOCHTIEF AG	138,265	9,314
	Pfeiffer Vacuum Technology AG	47,682	9,107
[2]	DWS Group GmbH & Co. KGaA	246,970	9,026
	Krones AG	105,403	8,755
	Stabilus SA	175,648	8,717
[1,2]	ADLER Group SA	655,824	8,675
*	SUSE SA	262,225	8,442
	Sixt SE Preference Shares	112,925	8,436
*	METRO AG	931,486	8,256
*	Nagarro SE	51,603	8,148
	Dermapharm Holding SE	122,669	7,800
	Hornbach Holding AG & Co. KGaA	61,043	7,695
*,2	Auto1 Group SE	666,976	7,578
	1&1 AG	333,251	7,457
	Suedzucker AG	566,713	7,293
	Bilfinger SE	189,666	7,203
*	Kloeckner & Co. SE Preference Shares	518,779	6,982
*,1	MorphoSys AG	254,606	6,974
*	Synlab AG	393,570	6,938
	Deutsche EuroShop AG	370,267	6,823
	Traton SE	359,127	6,657
	Norma Group SE	228,908	6,573
[1]	S&T AG	343,708	6,423
	Sartorius AG	16,840	6,383
	FUCHS PETROLUB SE	223,890	6,365
	Eckert & Ziegler Strahlen- und Medizintechnik AG	99,555	6,348
[2]	Instone Real Estate Group SE	336,175	6,294
	Hensoldt AG	211,447	6,156

		Shares	Market Value ($000)
*	Vitesco Technologies Group AG Class A	154,382	6,124
	DIC Asset AG	372,073	5,943
	PATRIZIA AG	307,234	5,779
	STRATEC SE	51,797	5,772
	GFT Technologies SE	121,064	5,520
	Atoss Software AG	27,616	5,448
[1]	GRENKE AG	191,324	5,315
	KWS Saat SE & Co. KGaA	73,117	5,298
	Adesso SE	25,433	5,206
	CECONOMY AG	1,309,667	4,936
	BayWa AG	105,060	4,911
*,1,2	Shop Apotheke Europe NV	50,046	4,536
	Secunet Security Networks AG	9,724	4,496
*	Deutz AG	855,721	4,417
	Zeal Network SE	109,678	4,369
	Indus Holding AG	144,355	4,282
	Takkt AG	235,141	4,257
	Wacker Neuson SE	180,858	4,032
	Washtec AG	76,226	4,031
	New Work SE	19,653	4,002
[1]	Schaeffler AG Preference Shares	550,468	3,396
	Hamburger Hafen und Logistik AG	190,517	3,389
	Deutsche Beteiligungs AG	104,107	3,295
	Draegerwerk AG & Co. KGaA Preference Shares	59,295	3,281
*	About You Holding SE	230,765	3,172
	Basler AG	27,414	3,011
	Wuestenrot & Wuerttembergische AG	137,086	2,758
	Vossloh AG	64,943	2,701
[1]	SMA Solar Technology AG	60,774	2,522
*	SGL Carbon SE	366,972	2,279
*	Koenig & Bauer AG	93,484	2,161
*	ElringKlinger AG	215,534	2,039
	CropEnergies AG	136,279	1,794
	Bertrandt AG	31,283	1,529
	Draegerwerk AG & Co. KGaA	25,738	1,386
*	Global Fashion Group SA	726,343	1,348
			10,552,478
Hong Kong (2.5%)
	AIA Group Ltd.	87,246,360	911,017
	Hong Kong Exchanges & Clearing Ltd.	9,145,707	428,690
	Techtronic Industries Co. Ltd.	9,004,744	144,269
	CK Hutchison Holdings Ltd.	19,296,221	141,102
	Link REIT	15,197,147	129,422
	Sun Hung Kai Properties Ltd.	10,236,382	121,787
	CLP Holdings Ltd.	11,827,771	115,083
	Hang Seng Bank Ltd.	5,222,231	100,438
	BOC Hong Kong Holdings Ltd.	25,844,125	97,246
	CK Asset Holdings Ltd.	14,223,446	97,223
	Hong Kong & China Gas Co. Ltd.	78,339,249	94,628
	Galaxy Entertainment Group Ltd.	15,510,131	91,779
	Jardine Matheson Holdings Ltd.	1,482,664	81,337
*	BeiGene Ltd.	4,788,984	70,243
	Power Assets Holdings Ltd.	9,857,409	64,197
	Wharf Real Estate Investment Co. Ltd.	11,832,615	58,480
	Lenovo Group Ltd.	53,846,037	58,329
	MTR Corp. Ltd.	10,358,554	55,784
	New World Development Co. Ltd.	10,264,548	41,645
*	Sands China Ltd.	17,279,455	41,107

		Shares	Market Value ($000)
	Hongkong Land Holdings Ltd.	8,365,838	40,875
	Henderson Land Development Co. Ltd.	9,351,044	38,816
*,2	ESR Cayman Ltd.	11,947,914	37,025
[2]	WH Group Ltd.	56,313,839	35,363
	Xinyi Glass Holdings Ltd.	14,594,114	34,992
	Want Want China Holdings Ltd.	37,836,561	34,913
	Sino Land Co. Ltd.	25,647,246	33,070
[2]	Budweiser Brewing Co. APAC Ltd.	12,176,684	32,154
	Wharf Holdings Ltd.	9,856,775	30,023
	SITC International Holdings Co. Ltd.	8,531,565	29,832
	Hang Lung Properties Ltd.	14,658,932	29,546
	CK Infrastructure Holdings Ltd.	4,260,813	28,483
[1]	Orient Overseas International Ltd.	947,500	24,959
	PRADA SpA	3,674,580	23,275
	Chow Tai Fook Jewellery Group Ltd.	12,546,941	22,661
	Tingyi Cayman Islands Holding Corp.	13,388,786	22,451
	ASM Pacific Technology Ltd.	2,223,466	22,385
*,2	Samsonite International SA	9,321,493	20,856
	Swire Pacific Ltd. Class A	3,238,381	19,693
	Swire Properties Ltd.	7,626,086	18,846
	PCCW Ltd.	29,850,371	16,776
	Pacific Basin Shipping Ltd.	31,023,570	16,611
	Bank of East Asia Ltd.	9,105,522	14,228
	Hang Lung Group Ltd.	6,264,913	13,246
*	HUTCHMED China Ltd.	3,496,500	13,234
	Hysan Development Co. Ltd.	4,472,143	13,049
	Kerry Properties Ltd.	4,375,825	12,327
	Minth Group Ltd.	5,040,256	12,281
	Man Wah Holdings Ltd.	11,159,460	12,072
[2]	BOC Aviation Ltd.	1,526,227	11,989
[1]	AAC Technologies Holdings Inc.	4,940,167	11,740
[1]	Vitasoy International Holdings Ltd.	5,747,180	10,898
	L'Occitane International SA	3,259,904	10,496
	NagaCorp Ltd.	10,776,991	9,548
	NWS Holdings Ltd.	10,154,386	9,293
	Swire Pacific Ltd. Class B	8,904,829	8,942
	Fortune REIT	9,841,160	8,843
*,2	Razer Inc.	26,554,196	8,609
	VTech Holdings Ltd.	1,156,241	8,393
*	Yue Yuen Industrial Holdings Ltd.	5,142,193	8,275
	Microport Scientific Corp.	3,491,658	7,768
*,1	Wynn Macau Ltd.	10,537,133	7,636
	Uni-President China Holdings Ltd.	8,164,772	7,085
*	MMG Ltd.	17,496,229	6,951
*	Cathay Pacific Airways Ltd.	7,046,118	6,911
	First Pacific Co. Ltd.	16,643,866	6,725
*,1	SJM Holdings Ltd.	13,355,815	6,558
	HKBN Ltd.	5,693,669	6,522
	Champion REIT	14,176,985	6,436
*,1	Vobile Group Ltd.	10,430,418	6,288
	United Energy Group Ltd.	53,710,509	6,145
*	Shangri-La Asia Ltd.	7,823,983	6,124
	Dairy Farm International Holdings Ltd.	2,127,139	5,975
	Luk Fook Holdings International Ltd.	2,408,736	5,841
[2]	Js Global Lifestyle Co. Ltd.	4,612,658	5,361
	Lee & Man Paper Manufacturing Ltd.	10,223,912	5,305
*	Melco International Development Ltd.	5,654,956	5,157
	Jinchuan Group International Resources Co. Ltd.	34,928,758	5,042

		Shares	Market Value ($000)
*,1	Theme International Holdings Ltd.	35,407,875	4,932
[2]	Asiainfo Technologies Ltd.	2,778,433	4,876
	Towngas Smart Energy Co Ltd.	8,604,428	4,494
	Kerry Logistics Network Ltd.	1,950,776	4,456
	VSTECS Holdings Ltd.	4,687,750	4,389
	Vinda International Holdings Ltd.	1,913,838	4,321
[1]	LK Technology Holdings Ltd.	2,714,131	4,049
	Cafe de Coral Holdings Ltd.	2,407,620	4,013
	CITIC Telecom International Holdings Ltd.	10,458,806	3,840
	Nexteer Automotive Group Ltd.	6,086,304	3,837
	Sunlight REIT	7,704,528	3,786
[1]	Huabao International Holdings Ltd.	6,764,509	3,732
	SUNeVision Holdings Ltd.	4,373,940	3,722
	Shui On Land Ltd.	24,307,353	3,701
	Johnson Electric Holdings Ltd.	2,518,323	3,466
[1]	Hong Kong Technology Venture Co. Ltd.	3,892,559	3,436
*,1	MGM China Holdings Ltd.	5,423,999	3,429
*,1	Realord Group Holdings Ltd.	2,636,462	3,406
	Haitong International Securities Group Ltd.	18,927,630	3,389
*	China Travel International Investment Hong Kong Ltd.	17,814,346	3,366
	K Wah International Holdings Ltd.	8,898,919	3,352
	Dah Sing Financial Holdings Ltd.	1,022,272	3,303
	Prosperity REIT	8,551,245	3,111
*,1	OCI International Holdings Ltd.	6,902,094	3,079
	Truly International Holdings Ltd.	10,846,416	3,044
*,2	Hua Medicine	6,138,578	3,018
	EC Healthcare	2,843,436	2,998
	Stella International Holdings Ltd.	3,045,935	2,959
	Value Partners Group Ltd.	6,829,491	2,915
*	FIH Mobile Ltd.	20,166,392	2,770
	IGG Inc.	5,827,900	2,761
[1]	Powerlong Real Estate Holdings Ltd.	10,284,486	2,693
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	2,619,131	2,623
	Texhong Textile Group Ltd.	2,087,226	2,576
	Far East Consortium International Ltd.	7,600,213	2,573
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,815,506	2,502
	Dah Sing Banking Group Ltd.	2,675,598	2,363
*,1	Cosmopolitan International Holdings Ltd.	12,760,447	2,337
*	Esprit Holdings Ltd. (XHKG)	20,226,952	2,283
*,1,2	Everest Medicines Ltd.	692,877	2,258
[1]	China Tobacco International HK Co. Ltd.	1,307,535	2,220
	Canvest Environmental Protection Group Co. Ltd.	4,922,520	2,166
*	Cowell e Holdings Inc.	2,129,000	2,070
	Chow Sang Sang Holdings International Ltd.	1,758,262	2,029
	Asia Cement China Holdings Corp.	3,096,445	1,982
[1]	C-Mer Eye Care Holdings Ltd.	3,399,153	1,982
*	Shun Tak Holdings Ltd.	8,963,600	1,959
	Sun Hung Kai & Co. Ltd.	3,851,593	1,956
	United Laboratories International Holdings Ltd.	3,729,414	1,950
	Guotai Junan International Holdings Ltd.	17,185,470	1,917
*	Glory Sun Financial Group Ltd.	119,933,434	1,916
[1]	Vesync Co. Ltd.	2,706,882	1,843
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,652,750	1,831
*,2	Frontage Holdings Corp.	4,622,431	1,681
*,1,2	Antengene Corp. Ltd.	1,964,707	1,669
	Dynam Japan Holdings Co. Ltd.	1,790,148	1,664
*	Pou Sheng International Holdings Ltd.	14,609,041	1,662
	Road King Infrastructure Ltd.	1,888,053	1,624

		Shares	Market Value ($000)
	Giordano International Ltd.	7,886,552	1,591
*	Apollo Future Mobility Group Ltd.	33,063,101	1,551
*	Lifestyle International Holdings Ltd.	3,129,775	1,499
[2]	Crystal International Group Ltd.	3,745,946	1,484
	Pacific Textiles Holdings Ltd.	3,150,265	1,456
	Singamas Container Holdings Ltd.	9,965,160	1,448
	SmarTone Telecommunications Holdings Ltd.	2,547,409	1,355
*,1,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	1,297,859	1,327
*,3	Convoy	62,200,399	1,326
*	Sa Sa International Holdings Ltd.	7,532,104	1,325
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,178,059	1,314
*,1	GCL New Energy Holdings Ltd.	61,558,034	1,277
*	CITIC Resources Holdings Ltd.	17,702,913	1,186
*,1	Television Broadcasts Ltd.	2,004,165	1,143
*,1	Digital Domain Holdings Ltd.	15,987,716	1,113
*,1,2	FIT Hon Teng Ltd.	7,195,050	1,063
	Powerlong Commercial Management Holdings Ltd.	1,273,883	993
	Chinese Estates Holdings Ltd.	3,182,474	912
[2]	IMAX China Holding Inc.	721,797	863
	Texwinca Holdings Ltd.	4,507,014	836
[1]	Lee's Pharmaceutical Holdings Ltd.	2,087,211	639
[1,2]	VPower Group International Holdings Ltd.	4,721,209	578
[1]	CMBC Capital Holdings Ltd.	2,548,882	554
*,1	Macau Legend Development Ltd.	9,216,744	534
*,3	MH Development NPV	2,274,000	337
*	China LNG Group Ltd.	8,227,307	293
*,3	Brightoil	10,098,301	258
*	Suncity Group Holdings Ltd.	3,590,131	32
*	Glory Sun Land Group Ltd.	1,054,175	5
[3]	Agritrade Resources Ltd.	14,695,000	—
			4,065,275
Ireland (0.2%)
	Kerry Group plc Class A	1,109,272	123,936
	Kingspan Group plc	1,088,973	106,444
*	Bank of Ireland Group plc	6,597,503	41,954
	Glanbia plc (XDUB)	1,349,814	15,659
	AIB Group plc	5,658,396	12,463
	Hibernia REIT plc	4,804,533	8,579
*	Dalata Hotel Group plc	1,606,924	7,043
	Cairn Homes plc (XDUB)	544,108	747
*,3	Irish Bank Resolution Corp.	257,065	—
			316,825
Israel (0.7%)
	Bank Leumi Le-Israel BM	10,421,609	112,269
*	Nice Ltd.	454,724	99,460
	Bank Hapoalim BM	9,632,366	95,366
*	Teva Pharmaceutical Industries Ltd.	7,100,920	66,282
	ICL Group Ltd.	4,999,658	59,434
	Israel Discount Bank Ltd. Class A	8,400,803	52,246
	Elbit Systems Ltd.	175,692	38,424
	Mizrahi Tefahot Bank Ltd.	981,707	38,338
*	Tower Semiconductor Ltd.	779,298	37,479
*	Bezeq The Israeli Telecommunication Corp. Ltd.	14,748,971	25,273
	Azrieli Group Ltd.	262,729	23,082
*	Nova Ltd.	202,679	21,840
	Mivne Real Estate KD Ltd.	4,734,338	18,465
	First International Bank of Israel Ltd.	374,447	16,124

		Shares	Market Value ($000)
*	Israel Corp. Ltd.	26,590	15,381
*	Enlight Renewable Energy Ltd.	6,474,782	15,161
	Alony Hetz Properties & Investments Ltd.	761,202	12,617
	Phoenix Holdings Ltd.	863,723	11,338
*	Airport City Ltd.	495,030	11,264
	Big Shopping Centers Ltd.	72,622	11,213
*	Clal Insurance Enterprises Holdings Ltd.	451,372	10,591
*	Paz Oil Co. Ltd.	70,534	10,347
*	Melisron Ltd.	122,806	10,215
	Harel Insurance Investments & Financial Services Ltd.	805,477	9,822
	Electra Ltd.	12,922	9,614
*	Shikun & Binui Ltd.	1,531,662	9,174
	REIT 1 Ltd.	1,327,494	8,979
	Strauss Group Ltd.	295,503	8,804
	Amot Investments Ltd.	1,169,085	8,759
	Shufersal Ltd.	900,162	8,141
	Ashtrom Group Ltd.	274,708	8,111
*	Delek Group Ltd.	55,881	8,090
	Shapir Engineering and Industry Ltd.	804,255	7,984
	Fox Wizel Ltd.	48,867	7,813
	Kenon Holdings Ltd.	117,042	7,700
	AFI Properties Ltd.	119,375	7,118
	Isracard Ltd.	1,357,986	6,698
*	Summit Real Estate Holdings Ltd.	285,378	6,517
*	OPC Energy Ltd.	550,939	6,272
*	Perion Network Ltd.	276,186	6,271
	Maytronics Ltd.	312,769	6,103
	Danel Adir Yeoshua Ltd.	33,055	6,081
*	Camtek Ltd.	195,563	6,033
*	Partner Communications Co. Ltd.	726,487	6,017
	Hilan Ltd.	97,305	6,008
	FIBI Holdings Ltd.	122,237	5,905
	Matrix IT Ltd.	226,049	5,892
	Elco Ltd.	67,929	5,798
	Delek Automotive Systems Ltd.	369,025	5,680
	Mega Or Holdings Ltd.	140,567	5,506
	Gav-Yam Lands Corp. Ltd.	465,345	5,470
	Formula Systems 1985 Ltd.	54,249	5,432
	Energix-Renewable Energies Ltd.	1,406,351	5,367
	Israel Canada T.R Ltd.	967,384	5,281
	One Software Technologies Ltd.	303,386	5,255
*	Fattal Holdings 1998 Ltd.	36,370	5,209
	Sella Capital Real Estate Ltd.	1,540,856	5,171
*	Equital Ltd.	118,103	5,013
	Sapiens International Corp. NV	192,569	4,860
	Delta Galil Industries Ltd.	64,672	4,415
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	55,292	4,409
	Gazit-Globe Ltd.	476,066	4,318
*	Oil Refineries Ltd.	10,577,658	4,197
	Migdal Insurance & Financial Holdings Ltd.	2,305,706	4,110
	Menora Mivtachim Holdings Ltd.	162,715	4,015
	AudioCodes Ltd.	155,533	3,902
*	Cellcom Israel Ltd.	617,645	3,556
*	Allot Ltd.	233,210	1,983
*	Naphtha Israel Petroleum Corp. Ltd.	242,039	1,942
*	Compugen Ltd.	577,402	1,929
	IDI Insurance Co. Ltd.	54,881	1,863
*	Gilat Satellite Networks Ltd.	206,168	1,814

		Shares	Market Value ($000)
*	Kamada Ltd.	210,422	1,170
*	Tera Light Ltd.	7,459	17
			1,097,797
Italy (2.1%)
	Enel SpA	56,007,991	373,952
	Intesa Sanpaolo SpA	119,652,575	273,857
	Eni SpA	17,840,760	260,176
	Stellantis NV	14,575,860	235,976
	Assicurazioni Generali SpA	9,346,093	213,765
	Ferrari NV	894,763	194,933
	UniCredit SpA	15,436,357	166,524
	CNH Industrial NV	7,089,234	111,661
	Snam SpA (MTAA)	16,029,387	92,434
	Terna - Rete Elettrica Nazionale	10,153,102	87,188
	Moncler SpA	1,550,395	86,019
*	Atlantia SpA	3,544,616	73,702
	FinecoBank Banca Fineco SpA	4,398,947	66,732
	Prysmian SpA	1,898,387	64,424
*,2	Nexi SpA	5,347,649	61,710
	EXOR NV	745,457	56,669
	Tenaris SA	3,364,295	50,535
	Mediobanca Banca di Credito Finanziario SpA	4,999,663	50,524
	Amplifon SpA	930,989	41,434
	Davide Campari-Milano NV	3,568,296	41,389
[2]	Poste Italiane SpA	3,289,535	37,305
	Recordati Industria Chimica e Farmaceutica SpA	699,119	35,053
	Banco BPM SpA	10,896,643	32,098
	Interpump Group SpA	580,465	29,087
	Telecom Italia SpA	78,984,668	28,997
*	Leonardo SpA	2,869,443	28,514
[2]	Infrastrutture Wireless Italiane SpA	2,540,200	28,436
	Reply SpA	162,982	26,777
	DiaSorin SpA	162,532	25,386
	Italgas SpA	3,541,319	22,719
	Hera SpA	5,638,997	20,775
[2]	Pirelli & C SpA	3,552,517	19,276
	Unipol Gruppo SpA	3,453,572	18,943
	A2A SpA	10,851,240	18,586
	Azimut Holding SpA	770,128	17,854
	ERG SpA	473,200	15,693
	Banca Mediolanum SpA	1,752,165	14,889
[1]	Banca Generali SpA	401,371	14,851
	Telecom Italia SpA Savings Shares	41,409,947	14,045
*	Brunello Cucinelli SpA	239,260	13,919
	De' Longhi SpA	513,175	13,882
	BPER Banca	7,541,374	13,153
	Buzzi Unicem SpA	677,346	12,534
	Iren SpA	4,480,613	11,870
	Brembo SpA	1,062,768	11,831
[1]	Banca Popolare di Sondrio SpA	2,821,484	11,523
[2]	BFF Bank SpA	1,333,943	9,902
*	Autogrill SpA	1,372,889	9,262
*	Salvatore Ferragamo SpA	487,504	9,182
*	Iveco Group NV	1,402,061	9,159
	UnipolSai Assicurazioni SpA	3,067,001	9,067
	Sesa SpA	51,918	8,478
*,2	Enav SpA	1,809,291	8,344
[2]	Anima Holding SpA	1,839,441	8,207

		Shares	Market Value ($000)
	Falck Renewables SpA	834,599	8,136
[2]	Carel Industries SpA	317,582	8,107
[1,2]	Technogym SpA	974,946	7,686
	Tamburi Investment Partners SpA	748,598	7,401
	El.En. SpA	366,136	5,818
	ACEA SpA	312,165	5,732
*,1	Saipem SpA	4,036,762	5,088
	SOL SpA	260,997	4,750
[2]	GVS SpA	495,296	4,480
	Danieli & C Officine Meccaniche SpA Savings Shares	277,289	4,405
[2]	RAI Way SpA	672,514	4,204
[1]	Webuild SpA (MTAA)	2,354,672	4,175
	Gruppo MutuiOnline SpA	116,701	4,159
	Tinexta SpA	138,925	4,035
	MARR SpA	235,267	3,887
[1]	Maire Tecnimont SpA	1,122,702	3,863
	Banca IFIS SpA	185,718	3,797
	Sanlorenzo SpA	91,797	3,716
[2]	doValue SpA	423,452	3,566
	Credito Emiliano SpA	540,312	3,552
	Piaggio & C SpA	1,170,415	3,296
*	Saras SpA	3,984,789	3,047
	Italmobiliare SpA	94,753	3,025
	Zignago Vetro SpA	218,153	2,852
*	Tod's SpA	59,227	2,652
*,1	Fincantieri SpA	3,583,952	2,466
	Cementir Holding NV	324,042	2,445
[1]	MFE-MediaForEurope NV Class B	2,023,652	2,340
*	CIR SpA-Compagnie Industriali	5,134,885	2,311
*	Immobiliare Grande Distribuzione SIIQ SpA	454,881	2,186
*,1	Banca Monte dei Paschi di Siena SpA	1,953,218	2,004
*	Arnoldo Mondadori Editore SpA	903,557	1,992
[1]	Danieli & C Officine Meccaniche SpA	90,966	1,984
*	Biesse SpA	101,802	1,837
*,1	Societa Cattolica Di Assicurazione SpA	267,600	1,785
	Datalogic SpA	142,708	1,555
*,1	Juventus Football Club SpA	3,997,639	1,447
*,1	MFE-MediaForEurope NV Class A	1,893,972	1,328
	Rizzoli Corriere Della Sera Mediagroup SpA	740,063	630
*	Webuild SpA	196,679	105
	DeA Capital SpA	64,780	97
			3,355,142
Japan (19.7%)
	Toyota Motor Corp.	87,607,933	1,580,272
	Sony Group Corp.	8,927,064	918,378
	Keyence Corp.	1,297,787	601,787
	Tokyo Electron Ltd.	1,064,194	546,529
	Mitsubishi UFJ Financial Group Inc.	88,138,614	544,797
	Recruit Holdings Co. Ltd.	10,281,021	446,680
	Shin-Etsu Chemical Co. Ltd.	2,859,594	434,468
	SoftBank Group Corp.	9,497,463	424,628
	KDDI Corp.	11,923,383	390,928
	Nintendo Co. Ltd.	756,299	381,751
	Honda Motor Co. Ltd.	12,308,831	348,904
	Daikin Industries Ltd.	1,910,153	346,891
	Hitachi Ltd.	6,667,653	333,677
[1]	ITOCHU Corp.	9,737,526	329,381
	Mitsubishi Corp.	8,621,382	323,532

		Shares	Market Value ($000)
	Mitsui & Co. Ltd.	11,339,692	307,819
	Takeda Pharmaceutical Co. Ltd.	10,471,173	298,347
	Daiichi Sankyo Co. Ltd.	13,536,066	295,587
	Sumitomo Mitsui Financial Group Inc.	9,351,341	295,394
	Hoya Corp.	2,571,509	293,044
	Murata Manufacturing Co. Ltd.	4,105,133	270,417
	Tokio Marine Holdings Inc.	4,587,551	266,965
	Seven & i Holdings Co. Ltd.	5,542,974	264,274
	Nidec Corp.	3,338,597	263,693
	Oriental Land Co. Ltd.	1,350,193	258,434
	Nippon Telegraph & Telephone Corp.	8,596,850	249,772
	FANUC Corp.	1,383,673	242,848
	Mizuho Financial Group Inc.	18,283,111	233,208
	SMC Corp.	410,667	229,560
	Softbank Corp.	19,604,255	228,647
	Astellas Pharma Inc.	13,354,387	208,661
	Denso Corp.	3,226,532	205,853
	Fujitsu Ltd.	1,336,865	200,297
	Fast Retailing Co. Ltd.	369,757	189,559
	Canon Inc.	7,165,243	174,646
	ORIX Corp.	8,658,730	172,591
	Central Japan Railway Co.	1,305,507	170,229
	Bridgestone Corp.	4,155,683	161,306
	Mitsubishi Electric Corp.	14,052,623	161,167
	Komatsu Ltd.	6,597,889	158,518
	Chugai Pharmaceutical Co. Ltd.	4,681,083	156,200
	FUJIFILM Holdings Corp.	2,544,137	155,294
	East Japan Railway Co.	2,601,487	150,568
	Panasonic Corp.	15,361,361	149,191
	Kubota Corp.	7,843,189	147,015
	Japan Tobacco Inc.	8,528,007	145,638
	Dai-ichi Life Holdings Inc.	7,160,980	145,517
	Olympus Corp.	7,604,569	144,126
	Terumo Corp.	4,743,334	143,526
	Mitsui Fudosan Co. Ltd.	6,630,495	141,908
	Shiseido Co. Ltd.	2,797,529	141,299
	Sumitomo Corp.	8,068,701	139,739
	Kao Corp.	3,336,963	136,250
	Marubeni Corp.	11,272,338	130,897
	Shimano Inc.	562,714	128,866
	Kyocera Corp.	2,213,773	123,882
	Mitsubishi Estate Co. Ltd.	8,204,826	122,174
	Shionogi & Co. Ltd.	1,956,452	120,211
	Daiwa House Industry Co. Ltd.	4,607,657	120,116
	Japan Post Holdings Co. Ltd.	15,988,166	117,421
	Toshiba Corp.	3,036,398	115,363
	Suzuki Motor Corp.	3,258,766	111,679
	Asahi Group Holdings Ltd.	3,036,117	110,577
	M3 Inc.	3,037,029	109,685
	MS&AD Insurance Group Holdings Inc.	3,333,940	108,246
	Aeon Co. Ltd.	5,063,452	107,965
	Advantest Corp.	1,368,479	106,842
	Bandai Namco Holdings Inc.	1,403,422	106,421
	Otsuka Holdings Co. Ltd.	3,012,429	104,073
	Nippon Steel Corp.	5,881,130	103,771
	Sompo Holdings Inc.	2,315,357	101,738
[1]	Nippon Yusen KK	1,155,922	101,114
	Unicharm Corp.	2,809,769	100,943

		Shares	Market Value ($000)
	Secom Co. Ltd.	1,394,571	100,886
	Sysmex Corp.	1,365,850	98,925
	Ajinomoto Co. Inc.	3,475,516	98,645
	TDK Corp.	2,590,436	93,456
	Lasertec Corp.	546,604	90,935
	Nomura Holdings Inc.	21,583,578	90,775
	NTT Data Corp.	4,535,818	89,139
	Eisai Co. Ltd.	1,901,678	88,102
	Omron Corp.	1,322,931	88,039
[1]	Kikkoman Corp.	1,315,438	87,130
	Sumitomo Metal Mining Co. Ltd.	1,704,938	86,378
	Sumitomo Mitsui Trust Holdings Inc.	2,629,756	85,584
*	Renesas Electronics Corp.	7,150,207	82,849
	Kirin Holdings Co. Ltd.	5,509,368	82,292
	Z Holdings Corp.	18,761,609	81,108
	ENEOS Holdings Inc.	21,536,333	80,518
	Toyota Industries Corp.	1,153,306	79,547
	Sekisui House Ltd.	4,110,390	79,508
	NEC Corp.	1,891,548	79,465
	Sumitomo Realty & Development Co. Ltd.	2,840,600	78,615
	Asahi Kasei Corp.	8,913,745	77,100
	Ono Pharmaceutical Co. Ltd.	3,030,771	75,967
	Nitto Denko Corp.	1,056,419	75,733
	Inpex Corp.	6,236,950	73,330
	Yaskawa Electric Corp.	1,855,441	72,316
	Obic Co. Ltd.	480,746	72,005
	Japan Exchange Group Inc.	3,816,844	70,871
	Nexon Co. Ltd.	2,957,368	70,751
	Subaru Corp.	4,390,468	69,734
	West Japan Railway Co.	1,661,475	68,845
	Mitsubishi Heavy Industries Ltd.	2,060,465	67,637
	Nitori Holdings Co. Ltd.	537,416	67,614
[1]	Resona Holdings Inc.	15,684,028	66,804
	Shimadzu Corp.	1,935,938	66,586
[1]	Mitsui OSK Lines Ltd.	2,387,409	66,319
	Toyota Tsusho Corp.	1,601,668	65,736
	Sumitomo Electric Industries Ltd.	5,425,771	64,498
	Nomura Research Institute Ltd.	1,960,115	63,953
	Nippon Paint Holdings Co. Ltd.	7,295,072	63,915
	MINEBEA MITSUMI Inc.	2,926,667	63,743
	Dentsu Group Inc.	1,536,663	62,798
	Nippon Building Fund Inc.	10,988	62,333
*	Nissan Motor Co. Ltd.	13,896,184	61,745
	Mitsubishi Chemical Holdings Corp.	9,182,135	61,068
	MISUMI Group Inc.	2,000,998	59,571
	Daiwa Securities Group Inc.	10,504,496	59,421
	SG Holdings Co. Ltd.	3,048,884	57,413
	Toray Industries Inc.	10,915,826	56,758
	Nissan Chemical Corp.	958,896	56,247
	Makita Corp.	1,755,800	56,180
	Disco Corp.	200,111	55,959
	Tokyo Gas Co. Ltd.	3,047,589	55,793
	AGC Inc.	1,324,234	52,910
[1]	Chubu Electric Power Co. Inc.	5,034,322	52,104
	JFE Holdings Inc.	3,696,657	51,732
	MEIJI Holdings Co. Ltd.	949,539	51,495
	Yakult Honsha Co. Ltd.	960,725	51,249
	T&D Holdings Inc.	3,735,416	50,719

		Shares	Market Value ($000)
	Yamaha Motor Co. Ltd.	2,243,103	50,276
	Sumitomo Chemical Co. Ltd.	10,875,188	49,796
	Daifuku Co. Ltd.	696,748	49,714
	Kansai Electric Power Co. Inc.	5,229,358	49,256
	Daito Trust Construction Co. Ltd.	464,040	49,255
	Japan Real Estate Investment Corp.	9,365	49,050
	Hamamatsu Photonics KK	919,295	48,826
	Osaka Gas Co. Ltd.	2,838,839	48,647
	Nippon Prologis REIT Inc.	16,656	48,633
	Trend Micro Inc.	831,232	48,542
	Isuzu Motors Ltd.	3,713,919	47,976
	Yamaha Corp.	1,101,862	47,883
	Idemitsu Kosan Co. Ltd.	1,689,167	46,563
	GLP J-REIT	30,582	46,469
	Pan Pacific International Holdings Corp.	2,874,930	46,000
	Rakuten Group Inc.	5,849,984	45,997
	Rohm Co. Ltd.	591,215	45,902
	Tokyu Corp.	3,531,819	45,822
	Hankyu Hanshin Holdings Inc.	1,565,262	45,239
	Yamato Holdings Co. Ltd.	2,411,724	45,051
	Fuji Electric Co. Ltd.	902,979	45,005
	Dai Nippon Printing Co. Ltd.	1,893,861	44,402
	SBI Holdings Inc.	1,730,041	43,650
	Nomura Real Estate Master Fund Inc.	32,382	42,806
	Aisin Corp.	1,244,739	42,542
	Konami Holdings Corp.	671,000	42,323
	TOTO Ltd.	1,040,594	41,791
	Japan Metropolitan Fund Investment	49,427	41,707
	Kyowa Kirin Co. Ltd.	1,787,326	41,580
	Daiwa House REIT Investment Corp.	15,261	41,144
	Taiyo Yuden Co. Ltd.	887,602	39,736
	TIS Inc.	1,697,081	39,716
[1]	Kawasaki Kisen Kaisha Ltd.	592,865	38,590
	Kajima Corp.	3,160,048	38,447
	JSR Corp.	1,299,501	38,268
	Ibiden Co. Ltd.	776,846	37,873
[1]	Ricoh Co. Ltd.	4,307,257	37,300
	Kintetsu Group Holdings Co. Ltd.	1,290,373	36,937
*	Tokyo Electric Power Co. Holdings Inc.	11,180,632	36,907
[1]	Odakyu Electric Railway Co. Ltd.	2,214,745	36,709
	Ebara Corp.	660,177	36,621
	MonotaRO Co. Ltd.	1,686,098	36,188
	Obayashi Corp.	4,848,274	35,585
	Tobu Railway Co. Ltd.	1,457,128	35,429
	Kobayashi Pharmaceutical Co. Ltd.	440,598	35,302
	Lixil Corp.	1,893,313	35,245
	BayCurrent Consulting Inc.	97,023	35,120
	Sekisui Chemical Co. Ltd.	2,438,881	34,946
	TOPPAN Inc.	1,980,571	34,937
	Nissin Foods Holdings Co. Ltd.	490,878	34,418
	Suntory Beverage & Food Ltd.	901,301	34,353
	CyberAgent Inc.	2,760,862	34,165
	NIPPON Experes Holding Inc.	496,939	34,140
	Hirose Electric Co. Ltd.	233,865	33,900
	Taisei Corp.	1,168,203	33,725
	Koito Manufacturing Co. Ltd.	822,204	33,274
	SUMCO Corp.	2,011,627	32,920
	Keio Corp.	828,996	32,315

		Shares	Market Value ($000)
	MatsukiyoCocokara & Co.	889,857	31,476
	Capcom Co. Ltd.	1,298,127	31,472
	Oji Holdings Corp.	6,326,236	31,386
	Mitsui Chemicals Inc.	1,236,555	31,086
	Azbil Corp.	935,617	31,053
	Brother Industries Ltd.	1,702,746	30,965
	Kobe Bussan Co. Ltd.	996,315	30,661
	Toho Co. Ltd. (XTKS)	807,477	30,514
	Mazda Motor Corp.	4,101,214	30,146
[1]	Concordia Financial Group Ltd.	8,027,481	29,876
	GMO Payment Gateway Inc.	293,088	29,859
	Yokogawa Electric Corp.	1,746,146	29,752
	Tosoh Corp.	2,007,229	29,666
[1]	Seiko Epson Corp.	1,941,818	29,172
	Kurita Water Industries Ltd.	787,150	29,054
[1]	SCREEN Holdings Co. Ltd.	279,297	27,839
	Keisei Electric Railway Co. Ltd.	995,695	27,660
[1]	Sojitz Corp.	1,668,566	27,442
	Asahi Intecc Co. Ltd.	1,399,524	27,303
	Hulic Co. Ltd.	2,991,102	26,834
	Persol Holdings Co. Ltd.	1,191,311	26,693
	NGK Insulators Ltd.	1,854,351	26,452
	Nihon M&A Center Holdings Inc.	1,883,670	26,349
	Advance Residence Investment Corp.	9,322	26,311
	Otsuka Corp.	734,393	26,039
[1]	Chiba Bank Ltd.	4,404,744	25,899
[1]	Nisshin Seifun Group Inc.	1,851,699	25,834
	Santen Pharmaceutical Co. Ltd.	2,573,546	25,731
	Hoshizaki Corp.	374,783	25,710
	Orix JREIT Inc.	18,914	25,650
[1]	Marui Group Co. Ltd.	1,399,720	25,611
	Showa Denko KK	1,283,962	25,351
	USS Co. Ltd.	1,492,905	25,086
	Nippon Shinyaku Co. Ltd.	367,945	25,017
	Shizuoka Bank Ltd.	3,550,889	24,922
	Nikon Corp.	2,328,744	24,866
[1]	Nagoya Railroad Co. Ltd.	1,403,997	24,844
	United Urban Investment Corp.	21,460	24,734
	Japan Post Insurance Co. Ltd.	1,416,086	24,661
	Square Enix Holdings Co. Ltd.	556,141	24,636
	Sega Sammy Holdings Inc.	1,396,933	24,089
	NH Foods Ltd.	709,051	24,084
	Tokyu Fudosan Holdings Corp.	4,345,848	23,851
*	ANA Holdings Inc.	1,134,580	23,716
	Asics Corp.	1,228,724	23,710
*	Hitachi Metals Ltd.	1,414,713	23,669
	Open House Co. Ltd.	534,377	23,648
[1]	Japan Post Bank Co. Ltd.	2,931,813	23,545
	Toyo Suisan Kaisha Ltd.	649,076	23,225
	Kyushu Railway Co.	1,134,608	23,176
[1]	Shimizu Corp.	3,835,250	23,016
[1]	Bank of Kyoto Ltd.	520,167	22,620
	Fukuoka Financial Group Inc.	1,171,542	22,606
	NGK Spark Plug Co. Ltd.	1,401,270	22,562
	Shinko Electric Industries Co. Ltd.	476,425	22,411
	Kansai Paint Co. Ltd.	1,395,796	22,408
	Kyushu Electric Power Co. Inc.	3,320,988	22,235
	Mitsubishi Gas Chemical Co. Inc.	1,297,820	21,969

		Shares	Market Value ($000)
	IHI Corp.	913,808	21,832
	Kose Corp.	207,583	21,718
	Hakuhodo DY Holdings Inc.	1,716,084	21,542
	Nabtesco Corp.	813,192	21,470
	Japan Prime Realty Investment Corp.	6,556	21,461
	Tokyo Tatemono Co. Ltd.	1,422,045	21,310
	Kuraray Co. Ltd.	2,470,018	21,262
	Mitsubishi HC Capital Inc. (XTKS)	4,572,496	21,246
	Haseko Corp.	1,847,679	21,222
	Rohto Pharmaceutical Co. Ltd.	695,424	20,992
	TechnoPro Holdings Inc.	775,466	20,949
	ZOZO Inc.	778,236	20,783
	Kakaku.com Inc.	930,200	20,774
	Industrial & Infrastructure Fund Investment Corp.	13,605	20,613
[1]	Skylark Holdings Co. Ltd.	1,578,350	20,394
	Food & Life Cos. Ltd.	729,400	20,344
	Lion Corp.	1,823,948	20,328
	Ito En Ltd.	409,147	20,083
	NOF Corp.	486,340	19,871
	Tohoku Electric Power Co. Inc.	3,399,498	19,844
	Isetan Mitsukoshi Holdings Ltd.	2,519,467	19,828
	Sekisui House REIT Inc.	29,950	19,814
	Amada Co. Ltd.	2,246,447	19,750
	Hitachi Construction Machinery Co. Ltd.	759,348	19,675
	Stanley Electric Co. Ltd.	1,037,858	19,623
	Nippon Sanso Holdings Corp.	1,031,889	19,620
	Ryohin Keikaku Co. Ltd.	1,691,039	19,615
*	Japan Airlines Co. Ltd.	1,045,998	19,501
	Nomura Real Estate Holdings Inc.	804,710	19,272
[1]	NSK Ltd.	3,193,783	19,138
	Kawasaki Heavy Industries Ltd.	1,054,856	19,112
	Rinnai Corp.	253,756	18,982
	JGC Holdings Corp.	1,562,196	18,672
	Activia Properties Inc.	5,312	18,519
	Sumitomo Heavy Industries Ltd.	807,731	18,510
	LaSalle Logiport REIT	12,770	18,368
[1]	Keikyu Corp.	1,792,466	18,337
	Hikari Tsushin Inc.	158,226	17,988
	Mitsui Fudosan Logistics Park Inc.	3,812	17,976
	Itochu Techno-Solutions Corp.	695,613	17,769
	Air Water Inc.	1,264,255	17,754
[1]	Aozora Bank Ltd.	838,493	17,666
	Iida Group Holdings Co. Ltd.	1,023,551	17,647
[1]	Casio Computer Co. Ltd.	1,541,143	17,642
	Welcia Holdings Co. Ltd.	716,391	17,627
	Ulvac Inc.	344,885	17,540
	THK Co. Ltd.	797,086	17,540
	Nippon Accommodations Fund Inc.	3,319	17,447
	Miura Co. Ltd.	706,990	17,420
	Keihan Holdings Co. Ltd.	709,931	17,404
*	Japan Airport Terminal Co. Ltd.	381,132	17,360
[1]	Medipal Holdings Corp.	1,052,569	17,319
	Denka Co. Ltd.	624,533	17,303
	Sumitomo Forestry Co. Ltd.	978,638	17,244
[1]	Kadokawa Corp.	653,120	17,110
	Electric Power Development Co. Ltd.	1,193,898	17,051
[1]	Koei Tecmo Holdings Co. Ltd.	519,823	17,046
[1]	COMSYS Holdings Corp.	780,668	17,000

		Shares	Market Value ($000)
	Alfresa Holdings Corp.	1,207,541	16,738
	Tsuruha Holdings Inc.	263,229	16,715
[1]	Yamada Denki Co. Ltd.	5,355,133	16,648
	Jeol Ltd.	299,630	16,565
	Japan Hotel REIT Investment Corp.	32,083	16,357
	Mitsui High-Tec Inc.	162,527	16,295
[1]	Tokyo Century Corp.	443,472	16,258
	Kenedix Office Investment Corp.	2,714	16,248
	Oracle Corp. Japan	233,011	16,147
	Japan Logistics Fund Inc.	6,179	16,084
[1]	Zensho Holdings Co. Ltd.	688,354	16,081
	Sohgo Security Services Co. Ltd.	487,094	15,885
[1]	Takeda Pharmaceutical Co. Ltd. ADR	1,102,384	15,786
	ADEKA Corp.	712,113	15,641
	Suzuken Co. Ltd.	526,631	15,600
	Mitsubishi Materials Corp.	891,289	15,594
	SCSK Corp.	911,298	15,584
	Tokyo Ohka Kogyo Co. Ltd.	260,522	15,554
[1]	Seibu Holdings Inc.	1,486,225	15,370
	Cosmos Pharmaceutical Corp.	126,255	15,302
	Iwatani Corp.	361,271	15,225
	AEON REIT Investment Corp.	12,283	15,194
[1]	Chugoku Electric Power Co. Inc.	2,169,598	15,087
	Horiba Ltd.	275,948	15,036
	Nankai Electric Railway Co. Ltd.	776,390	14,980
[1]	INFRONEER Holdings Inc.	1,755,001	14,978
	Taisho Pharmaceutical Holdings Co. Ltd.	320,374	14,872
	Dowa Holdings Co. Ltd.	324,145	14,814
	Teijin Ltd.	1,321,635	14,706
	Hisamitsu Pharmaceutical Co. Inc.	492,296	14,659
	J Front Retailing Co. Ltd.	1,796,359	14,573
	Nichirei Corp.	750,418	14,553
	Frontier Real Estate Investment Corp.	3,484	14,493
	Kewpie Corp.	748,840	14,348
	Toho Gas Co. Ltd.	644,241	14,340
	SHO-BOND Holdings Co. Ltd.	328,958	14,312
[1]	Fujitec Co. Ltd.	556,172	14,282
	Kagome Co. Ltd.	558,877	14,280
	Sanwa Holdings Corp.	1,396,153	14,130
[1]	Alps Alpine Co. Ltd.	1,434,127	14,120
	Japan Steel Works Ltd.	454,348	14,082
	Mori Hills REIT Investment Corp.	11,329	14,034
	Shimamura Co. Ltd.	157,841	14,029
*	Money Forward Inc.	314,937	13,979
	Mebuki Financial Group Inc.	6,701,372	13,955
[1]	Zenkoku Hosho Co. Ltd.	360,823	13,865
[1]	Daiwa Securities Living Investments Corp.	14,554	13,732
*	SHIFT Inc.	77,760	13,643
	Pigeon Corp.	773,374	13,601
[1]	Konica Minolta Inc.	3,233,606	13,574
	Nifco Inc.	596,171	13,560
[1]	Taiheiyo Cement Corp.	817,413	13,470
	NET One Systems Co. Ltd.	577,733	13,459
[1]	Sharp Corp.	1,435,810	13,402
	EXEO Group Inc.	726,058	13,390
[1]	Tokai Carbon Co. Ltd.	1,423,271	13,278
	Lawson Inc.	344,478	13,187
	Kamigumi Co. Ltd.	723,570	12,989

		Shares	Market Value ($000)
	Internet Initiative Japan Inc.	390,437	12,968
*	Park24 Co. Ltd.	787,422	12,885
	Nihon Kohden Corp.	535,654	12,867
	Goldwin Inc.	254,156	12,854
	NTT UD REIT Investment Corp.	9,724	12,849
	Hitachi Transport System Ltd.	233,048	12,786
	Cosmo Energy Holdings Co. Ltd.	592,500	12,692
	JTEKT Corp.	1,619,658	12,672
	Comforia Residential REIT Inc.	4,666	12,571
	Sugi Holdings Co. Ltd.	253,185	12,532
	Hulic REIT Inc.	9,165	12,521
[1]	Anritsu Corp.	985,667	12,481
	Nippon Electric Glass Co. Ltd.	559,438	12,374
	Morinaga Milk Industry Co. Ltd.	287,977	12,320
	Kenedix Residential Next Investment Corp.	7,045	12,317
	Tsumura & Co.	470,583	12,303
	Daiseki Co. Ltd.	325,748	12,252
	Daiwa Office Investment Corp.	1,969	12,223
[1]	Daicel Corp.	1,833,163	12,219
	House Foods Group Inc.	515,335	12,213
	Invincible Investment Corp.	35,268	12,172
[1]	Nishi-Nippon Railroad Co. Ltd.	552,465	12,106
	Sumitomo Rubber Industries Ltd.	1,316,333	12,061
*	Mitsubishi Motors Corp.	4,485,378	12,047
	Kaneka Corp.	415,799	12,011
[1]	K's Holdings Corp	1,161,973	11,977
	DIC Corp.	584,106	11,935
	Coca-Cola Bottlers Japan Holdings Inc.	1,006,932	11,866
	Nihon Unisys Ltd.	466,970	11,847
	Toyo Seikan Group Holdings Ltd.	1,030,601	11,790
	Sumitomo Dainippon Pharma Co. Ltd.	1,193,064	11,770
	Ushio Inc.	791,296	11,714
[1]	Credit Saison Co. Ltd.	1,099,821	11,670
	Sundrug Co. Ltd.	478,298	11,649
	Zeon Corp.	1,036,317	11,503
	Kobe Steel Ltd.	2,388,652	11,488
[1]	Justsystems Corp.	242,296	11,413
*	PeptiDream Inc.	641,360	11,398
	Kinden Corp.	882,458	11,373
	Aeon Mall Co. Ltd.	853,451	11,357
	Nagase & Co. Ltd.	763,241	11,324
	Hino Motors Ltd.	1,935,312	11,314
	Relo Group Inc.	759,916	11,307
[1]	Ube Industries Ltd.	692,228	11,275
	Sankyu Inc.	344,652	11,234
	Mabuchi Motor Co. Ltd.	359,233	11,183
	Ezaki Glico Co. Ltd.	366,133	11,172
[1]	Mitsubishi Logistics Corp.	450,048	11,135
	Takara Holdings Inc.	1,236,553	11,097
	Hirogin Holdings Inc.	2,103,573	11,084
	Fuji Corp.	612,173	11,041
	Yamazaki Baking Co. Ltd.	897,414	11,037
	Nippon Kayaku Co. Ltd.	1,166,772	11,030
	Fancl Corp.	492,576	10,972
	Pilot Corp.	254,732	10,939
	Mitsui Mining & Smelting Co. Ltd.	392,134	10,714
	Tokyo Seimitsu Co. Ltd.	268,659	10,618
[1]	Hachijuni Bank Ltd.	3,193,411	10,581

		Shares	Market Value ($000)
	Yokohama Rubber Co. Ltd.	765,016	10,527
	As One Corp.	177,956	10,501
	Mitsubishi Estate Logistics REIT Investment Corp.	2,696	10,489
	Ain Holdings Inc.	200,646	10,426
	Kureha Corp.	130,332	10,388
[1]	Sotetsu Holdings Inc.	550,738	10,288
	GS Yuasa Corp.	540,586	10,271
	Tokyu REIT Inc.	6,312	10,216
	Penta-Ocean Construction Co. Ltd.	2,026,092	10,108
	Sawai Group Holdings Co. Ltd.	275,397	10,056
[1]	Calbee Inc.	521,041	10,046
	Toda Corp.	1,652,167	10,007
	DMG Mori Co. Ltd.	733,275	9,933
	Nippon Shokubai Co. Ltd.	227,296	9,875
	Japan Excellent Inc.	8,898	9,851
	Maruichi Steel Tube Ltd.	435,150	9,808
[1]	DeNA Co. Ltd.	645,548	9,807
	Asahi Holdings Inc.	529,085	9,785
	SMS Co. Ltd.	356,334	9,772
	NIPPON REIT Investment Corp.	3,099	9,724
	Hoshino Resorts REIT Inc.	1,734	9,709
	Rengo Co. Ltd.	1,519,028	9,703
	GMO internet Inc.	426,267	9,679
	Katitas Co. Ltd.	351,345	9,652
*	Fujikura Ltd.	1,906,306	9,649
	Mirait Holdings Corp.	606,421	9,649
	Kenedix Retail REIT Corp.	4,187	9,603
	Takashimaya Co. Ltd.	1,009,631	9,571
	Iyo Bank Ltd.	1,954,437	9,527
	Topcon Corp.	749,122	9,491
	Meitec Corp.	172,769	9,359
	Dexerials Corp.	345,252	9,315
[1]	Bic Camera Inc.	1,050,000	9,304
	Benesse Holdings Inc.	505,625	9,277
	Sumitomo Bakelite Co. Ltd.	228,097	9,235
	Toyo Tire Corp.	726,288	9,235
	Nippon Gas Co. Ltd.	754,864	9,212
	Aica Kogyo Co. Ltd.	375,519	9,132
	Ship Healthcare Holdings Inc.	562,213	9,108
	Seven Bank Ltd.	4,649,158	9,074
	Rakus Co. Ltd	676,032	9,074
	Benefit One Inc.	432,143	9,070
	Hazama Ando Corp.	1,209,982	8,942
	Seino Holdings Co. Ltd.	981,123	8,926
	Yoshinoya Holdings Co. Ltd.	459,209	8,874
	H.U. Group Holdings Inc.	372,825	8,855
	NSD Co. Ltd.	494,005	8,829
	Morinaga & Co. Ltd.	282,001	8,789
	Yamaguchi Financial Group Inc.	1,585,507	8,768
[1]	OKUMA Corp.	211,690	8,767
	Digital Garage Inc.	234,190	8,749
	Kyushu Financial Group Inc.	2,649,881	8,663
	Amano Corp.	483,272	8,642
	Daiwabo Holdings Co. Ltd.	643,124	8,619
	Toyoda Gosei Co. Ltd.	522,283	8,612
	Menicon Co. Ltd.	359,649	8,606
	Chugoku Bank Ltd.	1,200,926	8,552
	Sankyo Co. Ltd.	308,294	8,550

		Shares	Market Value ($000)
	Nisshinbo Holdings Inc.	982,907	8,512
	PALTAC Corp.	227,708	8,462
	Sapporo Holdings Ltd.	448,253	8,448
	OSG Corp.	552,683	8,447
	Nippon Suisan Kaisha Ltd.	1,877,873	8,413
	Mori Trust Sogo REIT Inc.	7,157	8,391
	Gunma Bank Ltd.	2,891,821	8,335
	TS Tech Co. Ltd.	740,626	8,281
[1]	Sanrio Co. Ltd.	403,598	8,240
	AEON Financial Service Co. Ltd.	826,690	8,193
	Yaoko Co. Ltd.	150,694	8,190
	Resorttrust Inc.	479,057	8,168
	Nichias Corp.	396,011	8,154
	Infomart Corp.	1,524,663	8,141
	Jafco Co. Ltd.	533,895	8,138
[1]	Shinsei Bank Ltd.	445,353	8,123
	Heiwa Real Estate REIT Inc.	6,579	8,066
[1]	Citizen Watch Co. Ltd.	1,899,362	8,048
	NHK Spring Co. Ltd.	1,117,739	8,040
	Daiichikosho Co. Ltd.	281,695	7,990
[1]	Wacom Co. Ltd.	1,036,112	7,943
	Fujitsu General Ltd.	406,980	7,919
	Furukawa Electric Co. Ltd.	445,719	7,902
	Kokuyo Co. Ltd.	593,330	7,812
	Fuyo General Lease Co. Ltd.	136,394	7,776
	Maruwa Co. Ltd.	58,491	7,750
	FP Corp.	323,520	7,712
	Fujimi Inc.	139,833	7,618
	Inaba Denki Sangyo Co. Ltd.	375,091	7,607
	Toagosei Co. Ltd.	861,275	7,571
[1]	Heiwa Real Estate Co. Ltd.	233,258	7,554
	Daido Steel Co. Ltd.	251,266	7,552
	NOK Corp.	809,153	7,544
	Fuji Soft Inc.	150,125	7,535
	Outsourcing Inc.	726,176	7,482
	Daio Paper Corp.	579,090	7,480
	Izumi Co. Ltd.	283,007	7,451
[1]	Colowide Co. Ltd.	511,058	7,417
	Kaken Pharmaceutical Co. Ltd.	232,969	7,409
	JCR Pharmaceuticals Co. Ltd.	399,806	7,353
	Yamato Kogyo Co. Ltd.	241,152	7,308
[1]	Mizuho Leasing Co. Ltd.	297,846	7,237
	OBIC Business Consultants Co. Ltd.	208,186	7,235
	Macnica Fuji Electronics Holdings Inc.	338,221	7,234
*	Shochiku Co. Ltd.	71,877	7,199
	Hitachi Zosen Corp.	1,184,971	7,196
	Toyota Boshoku Corp.	436,673	7,101
	Fukuoka REIT Corp.	5,149	7,098
[1]	Kotobuki Spirits Co. Ltd.	133,474	7,078
	Shikoku Electric Power Co. Inc.	1,093,330	7,069
[1]	Tokuyama Corp.	504,762	7,063
	Acom Co. Ltd.	2,709,392	7,046
	Hanwa Co. Ltd.	266,608	7,030
	ABC-Mart Inc.	186,264	7,021
[1]	Monex Group Inc.	1,318,149	6,982
	NEC Networks & System Integration Corp.	479,161	6,974
	Tadano Ltd.	832,459	6,970
	Nipro Corp.	832,706	6,964

		Shares	Market Value ($000)
	Pola Orbis Holdings Inc.	534,240	6,956
	Lintec Corp.	349,864	6,938
	Sakata Seed Corp.	227,093	6,884
	Toshiba TEC Corp.	171,741	6,877
	Descente Ltd.	274,133	6,866
	Sumitomo Warehouse Co. Ltd.	365,775	6,854
	Rorze Corp.	68,912	6,810
	Canon Marketing Japan Inc.	329,925	6,777
	Systena Corp.	1,925,690	6,750
[1]	Sumitomo Osaka Cement Co. Ltd.	245,318	6,724
	NS Solutions Corp.	223,706	6,704
[1]	Kyoritsu Maintenance Co. Ltd.	177,387	6,669
	Hokuhoku Financial Group Inc.	912,497	6,627
	Japan Elevator Service Holdings Co. Ltd.	511,504	6,621
	Kanematsu Corp.	603,102	6,597
	Kyudenko Corp.	280,927	6,568
	Toei Co. Ltd.	47,347	6,558
	CKD Corp.	428,836	6,543
	Kintetsu World Express Inc.	254,459	6,511
	CRE Logistics REIT Inc.	3,815	6,486
	77 Bank Ltd.	514,142	6,464
	Taiyo Holdings Co. Ltd.	243,845	6,440
[1]	Duskin Co. Ltd.	291,925	6,419
	Shoei Co. Ltd.	172,092	6,413
	Kusuri no Aoki Holdings Co. Ltd.	114,906	6,394
	Nishi-Nippon Financial Holdings Inc.	1,038,100	6,387
	Global One Real Estate Investment Corp.	6,916	6,356
	Tomy Co. Ltd.	639,186	6,355
[1]	Toridoll Holdings Corp.	302,665	6,275
[1]	Glory Ltd.	371,001	6,270
	Shiga Bank Ltd.	347,134	6,237
	Daishi Hokuetsu Financial Group Inc.	305,664	6,228
	SOSiLA Logistics REIT Inc.	4,716	6,216
	DCM Holdings Co. Ltd.	715,638	6,177
	Takuma Co. Ltd.	530,238	6,176
	Ichigo Office REIT Investment Corp.	8,528	6,167
	Okumura Corp.	253,156	6,145
	Nikkon Holdings Co. Ltd.	366,909	6,123
	Fukuyama Transporting Co. Ltd.	205,565	6,122
*	Sansan Inc.	545,221	6,117
	DTS Corp.	278,104	6,080
	Takara Bio Inc.	329,666	6,031
[1]	Aiful Corp.	2,062,679	6,027
	Hankyu Hanshin REIT Inc.	4,768	6,016
	Wacoal Holdings Corp.	397,775	5,980
	Takasago Thermal Engineering Co. Ltd.	421,602	5,978
	Nishimatsu Construction Co. Ltd.	196,253	5,892
	Tsubakimoto Chain Co.	236,568	5,887
	TOKAI Holdings Corp.	834,881	5,887
	Star Asia Investment Corp.	11,556	5,882
	Sanken Electric Co. Ltd.	139,543	5,877
	Nippon Light Metal Holdings Co. Ltd.	417,420	5,836
	Japan Material Co. Ltd.	413,306	5,826
	Milbon Co. Ltd.	129,647	5,809
	BeNext-Yumeshin Group Co.	425,191	5,777
	Meidensha Corp.	279,281	5,776
	Toyobo Co. Ltd.	640,752	5,714
	Toho Holdings Co. Ltd.	377,442	5,699

		Shares	Market Value ($000)
	KH Neochem Co. Ltd.	253,869	5,696
[1]	Nagawa Co. Ltd.	69,194	5,667
	Heiwa Corp.	378,027	5,631
[1]	Nippon Paper Industries Co. Ltd.	661,331	5,625
[1]	Snow Peak Inc.	209,400	5,620
	TKC Corp.	205,543	5,578
	Hokuetsu Corp.	978,891	5,554
	San-In Godo Bank Ltd.	1,089,067	5,551
[1]	EDION Corp.	596,410	5,537
[1]	Seiren Co. Ltd.	300,454	5,453
[1]	Tokyo Steel Manufacturing Co. Ltd.	572,524	5,416
	Kumagai Gumi Co. Ltd.	244,392	5,410
	Information Services International-Dentsu Ltd.	169,304	5,392
	Ariake Japan Co. Ltd.	127,033	5,388
	Itochu Advance Logistics Investment Corp.	4,160	5,384
	Mochida Pharmaceutical Co. Ltd.	175,942	5,372
	Trusco Nakayama Corp.	274,217	5,365
	Takeuchi Manufacturing Co. Ltd.	247,127	5,314
[1]	Hokuriku Electric Power Co.	1,212,319	5,279
*	NTN Corp.	3,040,702	5,277
	Fuji Kyuko Co. Ltd.	164,865	5,252
	Senko Group Holdings Co. Ltd.	715,010	5,237
	Mani Inc.	438,760	5,234
	en japan Inc.	218,238	5,233
	Tokai Tokyo Financial Holdings Inc.	1,590,487	5,221
	GungHo Online Entertainment Inc.	245,333	5,209
*,1	HIS Co. Ltd.	297,246	5,175
	Japan Aviation Electronics Industry Ltd.	318,804	5,164
	Fuji Oil Holdings Inc.	316,217	5,128
	Nippon Soda Co. Ltd.	185,624	5,106
	Joyful Honda Co. Ltd.	415,859	5,087
	Nihon Parkerizing Co. Ltd.	670,770	5,086
	Mirai Corp.	11,704	5,069
	Round One Corp.	462,437	5,068
	Raito Kogyo Co. Ltd.	316,934	5,060
	Inabata & Co. Ltd.	299,501	5,051
	Itoham Yonekyu Holdings Inc.	948,425	5,037
	Kandenko Co. Ltd.	738,190	5,036
	Okamura Corp.	509,925	5,035
	Hokkaido Electric Power Co. Inc.	1,269,463	5,029
[1]	Kiyo Bank Ltd.	448,138	5,023
	Taikisha Ltd.	202,024	5,023
	JCU Corp.	148,625	5,012
[1]	Atom Corp.	815,247	5,010
	Mixi Inc.	278,670	5,002
[1]	Riken Keiki Co. Ltd.	125,122	4,994
	Sangetsu Corp.	399,317	4,990
[1]	JINS Holdings Inc.	105,552	4,976
	Kohnan Shoji Co. Ltd.	173,514	4,960
[1]	UT Group Co. Ltd.	196,837	4,955
	Maruha Nichiro Corp.	252,253	4,939
	Transcosmos Inc.	188,563	4,897
	Fuso Chemical Co. Ltd.	133,242	4,896
	Valor Holdings Co. Ltd.	280,672	4,850
	Central Glass Co. Ltd.	284,620	4,844
[1]	Matsui Securities Co. Ltd.	735,030	4,839
	Daihen Corp.	140,255	4,830
	Kumiai Chemical Industry Co. Ltd.	669,748	4,828

		Shares	Market Value ($000)
	Paramount Bed Holdings Co. Ltd.	293,958	4,780
	Earth Corp.	104,641	4,768
	Megmilk Snow Brand Co. Ltd.	292,514	4,751
	Nippn Corp.	347,876	4,737
	Shibaura Machine Co. Ltd.	168,147	4,676
	Nextage Co. Ltd.	257,988	4,662
	Japan Securities Finance Co. Ltd.	617,398	4,640
	Makino Milling Machine Co. Ltd.	145,998	4,603
	Nippon Steel Trading Corp.	106,049	4,590
	Autobacs Seven Co. Ltd.	416,708	4,582
	Kissei Pharmaceutical Co. Ltd.	218,315	4,550
	Meiko Electronics Co. Ltd.	139,316	4,548
[1]	Gree Inc.	513,799	4,541
	Nitto Boseki Co. Ltd.	197,075	4,529
	Awa Bank Ltd.	254,829	4,509
	Tri Chemical Laboratories Inc.	194,576	4,508
	Jaccs Co. Ltd.	179,234	4,497
	Juroku Financial Group Inc.	252,567	4,472
	Japan Petroleum Exploration Co. Ltd.	211,746	4,460
	Nojima Corp.	235,807	4,456
	Royal Holdings Co. Ltd.	258,020	4,436
*,1	RENOVA Inc.	317,783	4,422
[1]	Ichibanya Co. Ltd.	115,357	4,374
	Noevir Holdings Co. Ltd.	108,142	4,366
[1]	H2O Retailing Corp.	631,449	4,362
[1]	Create Restaurants Holdings Inc.	737,714	4,362
	Nachi-Fujikoshi Corp.	127,530	4,353
	One REIT Inc.	1,765	4,339
	Arcs Co. Ltd.	248,830	4,315
	Daiho Corp.	115,881	4,284
	Ogaki Kyoritsu Bank Ltd.	276,250	4,284
[1]	Suruga Bank Ltd.	1,288,260	4,283
*	Chiyoda Corp.	1,118,505	4,279
	Tocalo Co. Ltd.	387,564	4,274
	Tokai Rika Co. Ltd.	347,832	4,263
	Komeri Co. Ltd.	197,749	4,252
	S-Pool Inc.	417,579	4,236
	Oki Electric Industry Co. Ltd.	614,227	4,235
	Digital Arts Inc.	70,323	4,228
	Yodogawa Steel Works Ltd.	196,212	4,210
*	Oisix ra daichi Inc.	171,467	4,202
	Nichiha Corp.	205,435	4,201
	Nomura Co. Ltd.	556,454	4,171
[1]	MOS Food Services Inc.	176,470	4,170
	Create SD Holdings Co. Ltd.	158,653	4,164
[1]	Orient Corp.	4,117,843	4,163
	Nichicon Corp.	430,876	4,127
	ZERIA Pharmaceutical Co. Ltd.	264,515	4,116
	San-A Co. Ltd.	121,417	4,108
*	Raksul Inc.	168,566	4,103
	Comture Corp.	162,806	4,097
	Toyo Ink SC Holdings Co. Ltd.	262,486	4,079
	Iino Kaiun Kaisha Ltd.	606,016	4,062
	Eizo Corp.	138,661	4,059
	Fuji Seal International Inc.	296,750	4,057
	Starts Corp. Inc.	205,345	4,020
	Japan Lifeline Co. Ltd.	480,575	4,018
	Maeda Kosen Co. Ltd.	152,971	4,015

		Shares	Market Value ($000)
	Sanki Engineering Co. Ltd.	350,181	4,011
[1]	Nishimatsuya Chain Co. Ltd.	311,550	4,006
	Hyakugo Bank Ltd.	1,466,749	4,005
	Hokkoku Financial Holdings Inc.	160,318	4,003
	Saizeriya Co. Ltd.	182,266	4,002
	Towa Pharmaceutical Co. Ltd.	177,876	3,996
	Iriso Electronics Co. Ltd.	146,951	3,988
	Token Corp.	53,871	3,978
	Dip Corp.	145,817	3,977
	Funai Soken Holdings Inc.	220,280	3,966
[1]	Mitani Sekisan Co. Ltd.	72,565	3,951
	North Pacific Bank Ltd.	2,025,577	3,943
	KYORIN Holdings Inc.	271,056	3,936
	eGuarantee Inc.	235,200	3,919
	Nissin Electric Co. Ltd.	326,224	3,916
	Hogy Medical Co. Ltd.	147,818	3,912
[1]	Kura Sushi Inc.	142,636	3,905
	Showa Sangyo Co. Ltd.	181,285	3,890
*,1	euglena Co. Ltd.	581,094	3,887
	Takara Leben Real Estate Investment Corp.	3,834	3,874
[1]	Musashi Seimitsu Industry Co. Ltd.	314,335	3,861
	Kato Sangyo Co. Ltd.	148,788	3,854
	Idec Corp.	184,416	3,850
[1]	UACJ Corp.	201,898	3,841
[1]	Change Inc.	237,890	3,823
	Strike Co. Ltd.	99,789	3,815
[1]	Ohsho Food Service Corp.	77,492	3,806
	KOMEDA Holdings Co. Ltd.	228,019	3,801
	Organo Corp.	46,022	3,793
	Seiko Holdings Corp.	202,290	3,775
	Elecom Co. Ltd.	313,789	3,769
	Max Co. Ltd.	271,610	3,769
[1]	Zojirushi Corp.	318,009	3,766
	TRE Holdings Corp.	233,000	3,766
	ASKUL Corp.	286,422	3,760
	Prima Meat Packers Ltd.	206,331	3,716
	Future Corp.	262,622	3,702
	Megachips Corp.	120,579	3,694
	Okinawa Electric Power Co. Inc.	326,694	3,694
	BML Inc.	145,352	3,667
	Ichigo Inc.	1,423,710	3,662
	Totetsu Kogyo Co. Ltd.	197,277	3,660
	Nisshin Oillio Group Ltd.	155,932	3,640
	Hosiden Corp.	384,587	3,629
	S Foods Inc.	134,407	3,606
[1]	SAMTY Co. Ltd.	200,885	3,605
	TBS Holdings Inc.	247,300	3,604
	Hioki EE Corp.	63,115	3,603
	Sumitomo Mitsui Construction Co. Ltd.	1,055,076	3,594
*	MedPeer Inc.	111,425	3,592
	Mitsubishi Logisnext Co. Ltd.	474,553	3,591
	Nanto Bank Ltd.	221,668	3,570
	Prestige International Inc.	601,755	3,553
	Tokyotokeiba Co. Ltd.	99,374	3,535
	Osaka Soda Co. Ltd.	138,281	3,524
[1]	Pacific Metals Co. Ltd.	104,469	3,519
[1]	eRex Co. Ltd.	248,992	3,515
	Life Corp.	136,394	3,510

		Shares	Market Value ($000)
	Takara Standard Co. Ltd.	338,842	3,508
	Ai Holdings Corp.	251,677	3,508
	MCJ Co. Ltd.	458,563	3,489
	Tsugami Corp.	320,483	3,450
	GLOBERIDE Inc.	146,260	3,447
[1]	Towa Corp.	174,396	3,439
	Gunze Ltd.	111,903	3,415
[1]	Okasan Securities Group Inc.	1,126,760	3,393
	KYB Corp.	139,986	3,390
	United Super Markets Holdings Inc.	390,149	3,372
	Aida Engineering Ltd.	391,261	3,364
*	Management Solutions Co. Ltd.	110,705	3,363
	Nikkiso Co. Ltd.	449,054	3,358
	Yokowo Co. Ltd.	159,444	3,357
	Noritake Co. Ltd.	91,882	3,340
	Keiyo Bank Ltd.	830,076	3,335
	Yamazen Corp.	433,349	3,334
	Kaga Electronics Co. Ltd.	125,949	3,329
	Yokogawa Bridge Holdings Corp.	209,470	3,322
[1]	Aeon Hokkaido Corp.	360,596	3,314
	Heiwado Co. Ltd.	212,871	3,301
	Musashino Bank Ltd.	230,132	3,291
	Fujimori Kogyo Co. Ltd.	107,255	3,273
	Kanamoto Co. Ltd.	199,832	3,265
	Toyo Construction Co. Ltd.	515,015	3,263
	Intage Holdings Inc.	233,039	3,258
	Nissha Co. Ltd.	276,456	3,258
	ValueCommerce Co. Ltd.	107,811	3,256
	Nippon Densetsu Kogyo Co. Ltd.	251,713	3,248
	Japan Wool Textile Co. Ltd.	445,365	3,246
	SBS Holdings Inc.	119,364	3,246
	Optex Group Co. Ltd.	230,479	3,242
	T Hasegawa Co. Ltd.	151,846	3,223
	Aeon Delight Co. Ltd.	129,267	3,212
	Micronics Japan Co. Ltd.	237,376	3,212
	Kitz Corp.	571,551	3,202
	Fuji Media Holdings Inc.	332,481	3,184
	Giken Ltd.	104,386	3,165
	Mitsubishi Pencil Co. Ltd.	306,232	3,164
	Kameda Seika Co. Ltd.	96,776	3,154
	Okamoto Industries Inc.	98,651	3,149
	Eiken Chemical Co. Ltd.	222,716	3,143
*	M&A Capital Partners Co. Ltd.	88,183	3,128
	Starts Proceed Investment Corp.	1,595	3,114
	Monogatari Corp.	65,478	3,113
	Ringer Hut Co. Ltd.	168,190	3,107
	Ryosan Co. Ltd.	173,287	3,102
	Sanyo Chemical Industries Ltd.	75,199	3,091
	Weathernews Inc.	41,721	3,073
	Shima Seiki Manufacturing Ltd.	202,123	3,073
	Mitsui-Soko Holdings Co. Ltd.	150,156	3,071
	Nitta Corp.	135,299	3,051
[1]	Shoei Foods Corp.	91,284	3,049
	Samty Residential Investment Corp.	2,946	3,042
	Sankei Real Estate Inc.	3,302	3,032
	Star Micronics Co. Ltd.	241,624	3,031
	Shibuya Corp.	152,306	3,029
	Base Co. Ltd.	58,545	3,016

		Shares	Market Value ($000)
	Adastria Co. Ltd.	191,521	3,003
	Topre Corp.	313,819	2,997
	FULLCAST Holdings Co. Ltd.	140,141	2,984
	Anicom Holdings Inc.	562,589	2,981
	Belc Co. Ltd.	66,908	2,973
	Kanto Denka Kogyo Co. Ltd.	337,697	2,964
	LITALICO Inc.	128,258	2,959
	Chudenko Corp.	175,027	2,958
	Shinmaywa Industries Ltd.	398,203	2,944
	Keihanshin Building Co. Ltd.	239,780	2,937
	Nagaileben Co. Ltd.	179,373	2,929
	Morita Holdings Corp.	289,473	2,923
	Noritz Corp.	244,023	2,922
[1]	Simplex Holdings Inc.	186,900	2,915
	Noritsu Koki Co. Ltd.	152,521	2,902
	Retail Partners Co. Ltd.	247,143	2,901
	Bunka Shutter Co. Ltd.	359,331	2,889
	Shizuoka Gas Co. Ltd.	415,029	2,889
	Maxell Ltd.	294,822	2,886
	Mitsubishi Shokuhin Co. Ltd.	117,154	2,885
	Restar Holdings Corp.	178,744	2,883
	San-Ai Oil Co. Ltd.	375,418	2,875
	Nippon Signal Co. Ltd.	398,245	2,872
[1]	Nippon Pillar Packing Co. Ltd.	114,203	2,850
	SKY Perfect JSAT Holdings Inc.	840,152	2,845
	Osaka Organic Chemical Industry Ltd.	114,005	2,828
[1]	Pharma Foods International Co. Ltd.	176,142	2,828
	Financial Products Group Co. Ltd.	401,629	2,820
	Toho Titanium Co. Ltd.	237,484	2,819
	Carta Holdings Inc.	144,628	2,819
	TOMONY Holdings Inc.	1,055,032	2,817
	Mandom Corp.	261,681	2,802
[1]	United Arrows Ltd.	188,703	2,794
[1]	Hiday Hidaka Corp.	189,973	2,787
	YAMABIKO Corp.	227,808	2,782
	Roland Corp.	84,218	2,779
	TechMatrix Corp.	159,484	2,775
	Saibu Gas Holdings Co. Ltd.	169,906	2,773
[1]	Senshu Ikeda Holdings Inc.	1,945,566	2,749
	Insource Co. Ltd.	145,465	2,748
	Nippon Kanzai Co. Ltd.	118,811	2,744
*	Leopalace21 Corp.	1,656,403	2,729
	Sekisui Jushi Corp.	188,306	2,723
	Sanyo Special Steel Co. Ltd.	157,396	2,719
	Hirata Corp.	62,035	2,719
	Tokyo Kiraboshi Financial Group Inc.	189,671	2,704
	Oyo Corp.	143,689	2,703
[1]	Kisoji Co. Ltd.	157,668	2,696
	Toyo Tanso Co. Ltd.	104,872	2,693
	Trancom Co. Ltd.	46,643	2,691
	Plenus Co. Ltd.	163,314	2,690
	Axial Retailing Inc.	102,593	2,687
	Kanematsu Electronics Ltd.	85,588	2,681
[1]	Bank of Nagoya Ltd.	113,759	2,676
	Pasona Group Inc.	133,728	2,676
	Bell System24 Holdings Inc.	238,202	2,674
	Raiznext Corp.	304,734	2,671
	Maruzen Showa Unyu Co. Ltd.	103,159	2,666

		Shares	Market Value ($000)
	Tokyu Construction Co. Ltd.	485,925	2,666
[1]	Maruwa Unyu Kikan Co. Ltd.	290,527	2,657
	Arata Corp.	89,084	2,652
	Mitsuuroko Group Holdings Co. Ltd.	314,178	2,650
	Curves Holdings Co. Ltd.	459,889	2,648
	Komatsu Matere Co. Ltd.	230,323	2,646
	Itochu Enex Co. Ltd.	313,026	2,632
[1]	Daibiru Corp.	146,300	2,629
[1]	Tamura Corp.	524,278	2,621
	Nippon Ceramic Co. Ltd.	131,063	2,610
	Yellow Hat Ltd.	203,260	2,609
	MARUKA FURUSATO Corp.	107,700	2,608
	Argo Graphics Inc.	104,241	2,603
	Ricoh Leasing Co. Ltd.	95,593	2,603
	METAWATER Co. Ltd.	159,317	2,601
	Pacific Industrial Co. Ltd.	337,304	2,599
	Nishio Rent All Co. Ltd.	113,752	2,597
	Nohmi Bosai Ltd.	162,999	2,595
	Solasto Corp.	322,463	2,594
	Riso Kagaku Corp.	160,239	2,592
	Katakura Industries Co. Ltd.	142,008	2,591
	Nippon Road Co. Ltd.	37,929	2,587
	Avex Inc.	237,177	2,581
	Exedy Corp.	200,247	2,573
	Yuasa Trading Co. Ltd.	108,231	2,559
	MEC Co. Ltd.	94,127	2,558
	Fuji Co. Ltd.	134,691	2,554
	Nittetsu Mining Co. Ltd.	44,143	2,546
[1]	Daiki Aluminium Industry Co. Ltd.	198,851	2,542
	Nitto Kogyo Corp.	197,346	2,539
	Okinawa Financial Group Inc.	151,182	2,535
	Infocom Corp.	147,237	2,534
	FCC Co. Ltd.	230,976	2,529
	Doutor Nichires Holdings Co. Ltd.	201,880	2,516
	RS Technologies Co. Ltd.	48,337	2,507
	Fukushima Galilei Co. Ltd.	79,812	2,500
	Hyakujushi Bank Ltd.	184,944	2,500
	Uchida Yoko Co. Ltd.	63,015	2,500
	Zuken Inc.	101,463	2,488
	Furukawa Co. Ltd.	236,475	2,487
	Shin-Etsu Polymer Co. Ltd.	269,497	2,483
	Usen-Next Holdings Co. Ltd.	119,300	2,472
	Nippon Carbon Co. Ltd.	72,014	2,468
	Hamakyorex Co. Ltd.	105,468	2,466
[1]	Oiles Corp.	199,030	2,462
	Nippon Seiki Co. Ltd.	350,514	2,444
	Daiichi Jitsugyo Co. Ltd.	69,400	2,429
	Kyokuto Kaihatsu Kogyo Co. Ltd.	213,456	2,417
	Shikoku Chemicals Corp.	220,574	2,410
	Roland DG Corp.	87,568	2,404
	Macromill Inc.	250,748	2,391
[1]	KFC Holdings Japan Ltd.	102,688	2,390
	Wakita & Co. Ltd.	291,537	2,385
	Nippon Yakin Kogyo Co. Ltd.	103,915	2,375
	Aichi Bank Ltd.	64,032	2,368
	Taihei Dengyo Kaisha Ltd.	109,347	2,361
	Ki-Star Real Estate Co. Ltd.	55,200	2,356
	Sanyo Denki Co. Ltd.	58,730	2,348

		Shares	Market Value ($000)
	Toa Corp.	115,212	2,348
	Sato Holdings Corp.	166,830	2,333
	Fujicco Co. Ltd.	147,412	2,332
	Fujibo Holdings Inc.	82,599	2,331
	Japan Pulp & Paper Co. Ltd.	73,095	2,325
*,1	W-Scope Corp.	350,748	2,315
	Konishi Co. Ltd.	180,187	2,300
	Koa Corp.	197,771	2,300
	Sakata INX Corp.	290,584	2,297
	Chugoku Marine Paints Ltd.	310,738	2,295
	Mitsuboshi Belting Ltd.	138,543	2,290
	Relia Inc.	263,480	2,286
[1]	NS United Kaiun Kaisha Ltd.	66,910	2,284
	Mimasu Semiconductor Industry Co. Ltd.	109,771	2,278
	Tsukishima Kikai Co. Ltd.	257,776	2,278
[1]	Toho Zinc Co. Ltd.	95,082	2,276
[1]	SWCC Showa Holdings Co. Ltd.	148,217	2,261
	Takasago International Corp.	100,675	2,258
*	Nichi-iko Pharmaceutical Co. Ltd.	354,580	2,256
	Nippon Koei Co. Ltd.	92,261	2,255
	Mizuno Corp.	130,840	2,254
	DyDo Group Holdings Inc.	58,436	2,253
	Tsubaki Nakashima Co. Ltd.	286,301	2,245
	IR Japan Holdings Ltd.	63,225	2,228
	Sodick Co. Ltd.	347,127	2,216
	Direct Marketing MiX Inc.	148,406	2,212
	Ishihara Sangyo Kaisha Ltd.	253,282	2,211
	Nippon Denko Co. Ltd.	802,171	2,208
	Tsurumi Manufacturing Co. Ltd.	148,515	2,206
	Mori Trust Hotel REIT Inc.	2,121	2,199
	Chofu Seisakusho Co. Ltd.	134,859	2,194
	Alconix Corp.	192,376	2,188
	Valqua Ltd.	100,865	2,184
	Siix Corp.	252,099	2,181
	Hokuto Corp.	139,429	2,178
	Senshu Electric Co. Ltd.	45,465	2,177
	Arcland Sakamoto Co. Ltd.	175,077	2,165
	Bando Chemical Industries Ltd.	300,081	2,161
*,1,3	Aomori Bank Ltd.	141,211	2,158
	Yonex Co. Ltd.	257,116	2,157
	IDOM Inc.	360,831	2,146
*	Nippon Sheet Glass Co. Ltd.	614,571	2,137
	Toho Bank Ltd.	1,275,989	2,137
[1]	Joshin Denki Co. Ltd.	135,802	2,132
[1]	Genky DrugStores Co. Ltd.	57,487	2,130
	Piolax Inc.	166,877	2,119
	Union Tool Co.	68,119	2,115
[1]	Airtrip Corp.	86,494	2,109
*	Nippon Chemi-Con Corp.	136,244	2,093
	Yokorei Co. Ltd.	298,027	2,092
[1]	VT Holdings Co. Ltd.	571,982	2,082
	Torii Pharmaceutical Co. Ltd.	81,161	2,080
	Sinko Industries Ltd.	147,331	2,079
	Teikoku Sen-I Co. Ltd.	146,472	2,068
	Pressance Corp.	138,737	2,066
	Riso Kyoiku Co. Ltd.	661,681	2,060
[1]	Aruhi Corp.	252,954	2,059
	TPR Co. Ltd.	193,084	2,048

		Shares	Market Value ($000)
[1]	Tama Home Co. Ltd.	97,981	2,042
	Cybozu Inc.	180,612	2,034
	Sakai Moving Service Co. Ltd.	58,735	2,033
	Ines Corp.	151,529	2,018
	Zenrin Co. Ltd.	247,389	2,011
	ESPEC Corp.	125,309	2,006
	Nissin Sugar Co. Ltd.	144,743	2,003
[1]	Sanyo Electric Railway Co. Ltd.	119,594	1,993
	Poletowin Pitcrew Holdings Inc.	215,998	1,989
[1]	Midac Holdings Co. Ltd.	89,351	1,981
	Softcreate Holdings Corp.	51,887	1,976
	Hosokawa Micron Corp.	89,995	1,964
	Press Kogyo Co. Ltd.	636,276	1,959
	Belluna Co. Ltd.	330,680	1,957
	Yondoshi Holdings Inc.	145,380	1,951
[1]	TOC Co. Ltd.	358,487	1,950
	Nissan Shatai Co. Ltd.	429,141	1,947
	Nippon Thompson Co. Ltd.	441,600	1,934
	ES-Con Japan Ltd.	289,404	1,931
	Geo Holdings Corp.	188,149	1,929
	Sinfonia Technology Co. Ltd.	176,983	1,920
[1]	Keiyo Co. Ltd.	263,270	1,916
	Elan Corp.	217,708	1,916
	Kyokuyo Co. Ltd.	70,009	1,908
[1]	Inageya Co. Ltd.	172,485	1,907
[1]	gremz Inc.	104,228	1,907
[1]	GMO GlobalSign Holdings KK	37,866	1,900
	Shin Nippon Biomedical Laboratories Ltd.	137,524	1,895
	Daiken Corp.	106,832	1,894
	T-Gaia Corp.	141,315	1,888
	Marudai Food Co. Ltd.	155,432	1,886
	Broadleaf Co. Ltd.	626,546	1,883
	TV Asahi Holdings Corp.	152,870	1,880
	Miyazaki Bank Ltd.	111,745	1,880
	San ju San Financial Group Inc.	155,539	1,874
	HI-LEX Corp.	191,170	1,870
*,1	Kappa Create Co. Ltd.	168,590	1,868
	Vector Inc.	183,755	1,868
	Fujio Food Group Inc.	165,335	1,859
	Doshisha Co. Ltd.	151,696	1,855
	Bank of the Ryukyus Ltd.	285,708	1,854
	Sinanen Holdings Co. Ltd.	68,588	1,851
	Sumitomo Densetsu Co. Ltd.	101,438	1,844
	ARTERIA Networks Corp.	172,210	1,844
[1]	Key Coffee Inc.	112,053	1,841
	Ehime Bank Ltd.	241,680	1,840
	Aoyama Trading Co. Ltd.	333,512	1,833
	PAL GROUP Holdings Co. Ltd.	144,012	1,829
	Sintokogio Ltd.	325,118	1,828
[1]	YA-MAN Ltd.	195,357	1,828
	Konoike Transport Co. Ltd.	193,836	1,821
[1]	Matsuda Sangyo Co. Ltd.	89,828	1,807
[1]	Nippon Fine Chemical Co. Ltd.	99,900	1,806
	Hibiya Engineering Ltd.	120,254	1,805
	Kurabo Industries Ltd.	125,979	1,804
	Asahi Diamond Industrial Co. Ltd.	373,821	1,799
[1]	COLOPL Inc.	345,669	1,796
	CMK Corp.	356,568	1,794

		Shares	Market Value ($000)
[1]	Marusan Securities Co. Ltd.	440,998	1,791
	Seikagaku Corp.	250,551	1,791
	Tamron Co. Ltd.	92,162	1,790
	Tosei Corp.	187,364	1,786
	Komori Corp.	299,716	1,780
*	Vision Inc.	189,050	1,775
	Fukui Bank Ltd.	153,923	1,770
	Tenma Corp.	89,589	1,770
	KeePer Technical Laboratory Co. Ltd.	87,936	1,770
	Ryobi Ltd.	202,603	1,768
	V Technology Co. Ltd.	66,000	1,767
[1]	Koshidaka Holdings Co. Ltd.	312,373	1,763
	Daito Pharmaceutical Co. Ltd.	75,254	1,758
[1]	I'll Inc.	139,021	1,754
	Dai-Dan Co. Ltd.	102,257	1,753
	Daikyonishikawa Corp.	392,718	1,731
	Starzen Co. Ltd.	105,351	1,724
[1]	Alpen Co. Ltd.	103,076	1,722
	Onward Holdings Co. Ltd.	823,352	1,718
*,1	Japan Display Inc.	4,373,195	1,717
	Aichi Steel Corp.	87,486	1,716
	Computer Engineering & Consulting Ltd.	164,074	1,716
	Oita Bank Ltd.	109,746	1,715
[1]	Takamatsu Construction Group Co. Ltd.	101,559	1,712
*	Matsuya Co. Ltd.	274,361	1,712
[1]	Obara Group Inc.	69,794	1,706
	Mitsui DM Sugar Holdings Co. Ltd.	108,152	1,703
*,1	giftee Inc.	164,395	1,702
*,1	Atrae Inc.	108,817	1,700
	Tokyo Electron Device Ltd.	40,335	1,697
	Meisei Industrial Co. Ltd.	300,019	1,692
	Bank of Iwate Ltd.	111,526	1,683
[1]	Ryoyo Electro Corp.	103,931	1,682
	Halows Co. Ltd.	67,768	1,680
	JAC Recruitment Co. Ltd.	110,301	1,666
[1]	Tachibana Eletech Co. Ltd.	123,723	1,663
*	OSAKA Titanium Technologies Co. Ltd.	141,224	1,662
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	98,478	1,655
	Japan Transcity Corp.	335,537	1,655
	Sun Frontier Fudousan Co. Ltd.	191,837	1,643
	Pack Corp.	77,999	1,638
	Canon Electronics Inc.	124,731	1,633
	Hakuto Co. Ltd.	82,002	1,630
	G-7 Holdings Inc.	120,763	1,629
	Tokai Corp.	115,460	1,625
	Yamanashi Chuo Bank Ltd.	209,120	1,623
	Shinko Shoji Co. Ltd.	217,287	1,616
	Nippon Television Holdings Inc.	155,358	1,615
	J-Oil Mills Inc.	121,870	1,604
[1]	Tosho Co. Ltd.	111,464	1,604
	Okabe Co. Ltd.	284,269	1,603
	Daiwa Industries Ltd.	179,304	1,592
	Arcland Service Holdings Co. Ltd.	88,966	1,587
[1]	Rock Field Co. Ltd.	130,484	1,585
	Yamagata Bank Ltd.	223,043	1,577
[1]	Link And Motivation Inc.	356,858	1,577
	JVCKenwood Corp.	1,086,727	1,576
	Akita Bank Ltd.	114,719	1,574

		Shares	Market Value ($000)
	G-Tekt Corp.	150,742	1,570
	Kyoei Steel Ltd.	143,594	1,566
	Riken Vitamin Co. Ltd.	113,869	1,565
	Alpha Systems Inc.	45,414	1,562
[1]	Taki Chemical Co. Ltd.	36,854	1,562
	J Trust Co. Ltd.	544,661	1,560
[1]	Matsuyafoods Holdings Co. Ltd.	52,620	1,559
	Goldcrest Co. Ltd.	112,980	1,558
	Qol Holdings Co. Ltd.	163,512	1,554
	Nichiden Corp.	88,168	1,553
[1]	Sagami Holdings Corp.	158,295	1,547
	Sakai Chemical Industry Co. Ltd.	96,882	1,533
[1]	Sparx Group Co. Ltd.	681,982	1,523
*	Mitsui E&S Holdings Co. Ltd.	511,088	1,522
	Tekken Corp.	101,092	1,521
	Denyo Co. Ltd.	113,533	1,518
	Cawachi Ltd.	82,415	1,515
	Nissei ASB Machine Co. Ltd.	59,740	1,513
	EM Systems Co. Ltd.	236,188	1,504
[1]	Shikoku Bank Ltd.	246,613	1,500
	Aiphone Co. Ltd.	89,213	1,494
	Chubu Shiryo Co. Ltd.	185,260	1,494
	Daido Metal Co. Ltd.	320,929	1,493
	Nichireki Co. Ltd.	147,606	1,487
	Sumitomo Seika Chemicals Co. Ltd.	58,420	1,479
[1]	Mie Kotsu Group Holdings Inc.	395,950	1,476
	DKK Co. Ltd.	79,909	1,474
	Teikoku Electric Manufacturing Co. Ltd.	114,329	1,471
	Tachi-S Co. Ltd.	181,002	1,468
	Yurtec Corp.	258,308	1,459
	Gakken Holdings Co. Ltd.	186,714	1,457
	Anest Iwata Corp.	215,143	1,456
	TSI Holdings Co. Ltd.	531,836	1,453
	Takara Leben Co. Ltd.	593,431	1,452
	Chiyoda Integre Co. Ltd.	84,178	1,450
	Futaba Corp.	269,333	1,447
	Aisan Industry Co. Ltd.	243,668	1,445
	Miroku Jyoho Service Co. Ltd.	124,557	1,444
[1]	Shin Nippon Air Technologies Co. Ltd.	91,283	1,438
[1]	WingArc1st Inc.	124,758	1,438
[1]	Hodogaya Chemical Co. Ltd.	40,235	1,437
[1]	Tokushu Tokai Paper Co. Ltd.	55,413	1,437
	Itochu-Shokuhin Co. Ltd.	35,826	1,426
	Mitsubishi Research Institute Inc.	43,543	1,423
	ASAHI YUKIZAI Corp.	86,976	1,421
	Eagle Industry Co. Ltd.	178,437	1,421
	Tanseisha Co. Ltd.	218,397	1,421
[1]	Fujiya Co. Ltd.	70,889	1,414
[1]	Onoken Co. Ltd.	112,334	1,412
	Yukiguni Maitake Co. Ltd.	150,088	1,404
	Unipres Corp.	243,795	1,401
	Toenec Corp.	51,905	1,393
	K&O Energy Group Inc.	100,999	1,388
	Proto Corp.	164,319	1,388
	Daikokutenbussan Co. Ltd.	32,650	1,386
[1]	Inui Global Logistics Co. Ltd.	84,637	1,381
	CONEXIO Corp.	120,228	1,378
	Modec Inc.	132,156	1,372

		Shares	Market Value ($000)
*,1	Optim Corp.	165,030	1,371
	Chilled & Frozen Logistics Holdings Co. Ltd.	139,650	1,371
	Shibusawa Warehouse Co. Ltd.	72,293	1,366
	Marvelous Inc.	231,267	1,363
	ASKA Pharmaceutical Holdings Co. Ltd.	132,089	1,360
	AOKI Holdings Inc.	286,493	1,358
	World Holdings Co. Ltd.	70,511	1,354
	Tonami Holdings Co. Ltd.	44,033	1,353
[1]	Vital KSK Holdings Inc.	224,478	1,347
	Torishima Pump Manufacturing Co. Ltd.	160,483	1,346
	Oriental Shiraishi Corp.	692,430	1,341
	YAKUODO Holdings Co. Ltd.	71,796	1,331
	Furuno Electric Co. Ltd.	160,288	1,328
	Happinet Corp.	107,040	1,320
	Fukui Computer Holdings Inc.	49,712	1,317
	Okuwa Co. Ltd.	174,698	1,316
	Kamei Corp.	159,803	1,315
	SB Technology Corp.	63,907	1,315
	Fukuda Corp.	35,641	1,313
	Nihon Nohyaku Co. Ltd.	263,589	1,313
[1]	Shindengen Electric Manufacturing Co. Ltd.	51,637	1,305
	Warabeya Nichiyo Holdings Co. Ltd.	89,588	1,304
	Ichikoh Industries Ltd.	388,317	1,302
	Nippon Beet Sugar Manufacturing Co. Ltd.	98,594	1,302
	Aichi Corp.	180,520	1,300
	Nippon Parking Development Co. Ltd.	1,029,487	1,296
*,1	Open Door Inc.	84,488	1,290
	Rheon Automatic Machinery Co. Ltd.	155,430	1,289
	World Co. Ltd.	127,759	1,288
	Ryoden Corp.	91,668	1,275
	Futaba Industrial Co. Ltd.	427,520	1,269
	Shinwa Co. Ltd.	78,875	1,267
[1]	Icom Inc.	62,510	1,263
	Tayca Corp.	118,942	1,253
	FIDEA Holdings Co. Ltd.	120,766	1,252
	Sumitomo Riko Co. Ltd.	253,050	1,239
	Ichiyoshi Securities Co. Ltd.	244,981	1,238
*	Kintetsu Department Store Co. Ltd.	59,085	1,235
	Riken Technos Corp.	331,181	1,235
	DKS Co. Ltd.	54,853	1,235
	Stella Chemifa Corp.	58,232	1,233
[1]	Tess Holdings Co. Ltd.	96,300	1,233
	Yahagi Construction Co. Ltd.	187,655	1,232
	JM Holdings Co. Ltd.	85,582	1,223
	SIGMAXYZ Holdings Inc.	131,000	1,221
	Kanagawa Chuo Kotsu Co. Ltd.	42,814	1,218
[1]	Kansai Super Market Ltd.	121,063	1,215
	Nichiban Co. Ltd.	87,283	1,213
	Tochigi Bank Ltd.	671,656	1,210
	Studio Alice Co. Ltd.	67,629	1,209
	Melco Holdings Inc.	37,868	1,209
*,1	PIA Corp.	44,828	1,204
	Neturen Co. Ltd.	247,832	1,194
	Japan Medical Dynamic Marketing Inc.	89,061	1,191
	Toyo Corp.	137,031	1,190
	St. Marc Holdings Co. Ltd.	93,108	1,183
	Optorun Co. Ltd.	68,808	1,181
	WDB Holdings Co. Ltd.	53,260	1,180

		Shares	Market Value ($000)
	Nagatanien Holdings Co. Ltd.	73,304	1,160
	CTS Co. Ltd.	168,655	1,159
	Riken Corp.	58,008	1,158
	LEC Inc.	160,999	1,157
	Xebio Holdings Co. Ltd.	148,914	1,151
	SRA Holdings	50,635	1,149
	Nippon Rietec Co. Ltd.	109,265	1,148
	Nippon Coke & Engineering Co. Ltd.	974,663	1,146
	Amuse Inc.	71,607	1,145
	Digital Holdings Inc.	100,509	1,143
	Rokko Butter Co. Ltd.	92,249	1,139
	Towa Bank Ltd.	257,382	1,134
	JDC Corp.	251,030	1,132
[1]	Osaka Steel Co. Ltd.	88,974	1,125
*,1	Fujita Kanko Inc.	58,416	1,123
	CI Takiron Corp.	252,489	1,123
	Toa Oil Co. Ltd.	45,372	1,123
*	SRE Holdings Corp.	40,799	1,116
	Chukyo Bank Ltd.	85,144	1,112
	Moriroku Holdings Co. Ltd.	75,161	1,111
	Sumida Corp.	145,221	1,106
*,1	KNT-CT Holdings Co. Ltd.	85,318	1,105
	Feed One Co. Ltd.	201,108	1,102
	Yorozu Corp.	150,638	1,092
	Kenko Mayonnaise Co. Ltd.	95,982	1,090
	Kyosan Electric Manufacturing Co. Ltd.	302,661	1,079
	Advan Group Co. Ltd.	145,897	1,073
[1]	BRONCO BILLY Co. Ltd.	57,611	1,070
	Chori Co. Ltd.	74,425	1,069
	Kurimoto Ltd.	82,555	1,063
	Osaki Electric Co. Ltd.	277,295	1,059
	Nissin Corp.	79,311	1,057
*	BrainPad Inc.	99,480	1,052
	Maezawa Kyuso Industries Co. Ltd.	132,198	1,051
	Iseki & Co. Ltd.	99,293	1,049
	Kyodo Printing Co. Ltd.	45,951	1,037
	Bank of Saga Ltd.	86,876	1,034
	Hito Communications Holdings Inc.	70,313	1,033
	France Bed Holdings Co. Ltd.	145,769	1,031
	Tokyo Energy & Systems Inc.	128,789	1,022
	Topy Industries Ltd.	118,739	1,017
	Sankyo Seiko Co. Ltd.	237,764	1,016
	Fudo Tetra Corp.	81,488	1,014
*,1	WATAMI Co. Ltd.	131,993	1,008
	Chiyoda Co. Ltd.	166,132	1,001
[1]	Arakawa Chemical Industries Ltd.	113,870	993
	Toyo Kanetsu KK	49,556	992
	Shinnihon Corp.	165,795	988
	Shimizu Bank Ltd.	76,343	982
	Enplas Corp.	44,135	977
	ST Corp.	77,977	974
	Hokkaido Gas Co. Ltd.	80,555	972
	Achilles Corp.	93,303	965
	Sankyo Tateyama Inc.	184,061	964
	Takaoka Toko Co. Ltd.	80,102	964
	Hochiki Corp.	95,467	963
	Koatsu Gas Kogyo Co. Ltd.	178,474	963
	Ministop Co. Ltd.	80,887	962

		Shares	Market Value ($000)
[1]	Fixstars Corp.	141,450	958
	Dai Nippon Toryo Co. Ltd.	149,258	957
	Kanaden Corp.	117,928	957
	Toa Corp. (XTKS)	171,857	955
[1]	Medical Data Vision Co. Ltd.	97,224	943
[1]	Japan Best Rescue System Co. Ltd.	114,888	943
	Kawada Technologies Inc.	31,763	938
	Krosaki Harima Corp.	27,762	936
	Hoosiers Holdings	173,489	924
*,1	Gunosy Inc.	103,378	917
	Nihon Chouzai Co. Ltd.	83,498	908
	ZIGExN Co. Ltd.	370,993	906
	FAN Communications Inc.	255,222	905
	Mars Group Holdings Corp.	64,803	900
	Seika Corp.	68,830	900
[1]	V-Cube Inc.	121,152	895
	Cosel Co. Ltd.	135,229	889
[1]	Kourakuen Holdings Corp.	82,438	888
*,1	Taiko Pharmaceutical Co. Ltd.	182,167	888
	Maxvalu Tokai Co. Ltd.	42,088	887
*	Gurunavi Inc.	254,878	886
[1]	Raccoon Holdings Inc.	86,346	886
	Tomoku Co. Ltd.	68,094	885
[1]	Asahi Co. Ltd.	80,741	877
[1]	Media Do Co. Ltd.	42,310	876
	Hisaka Works Ltd.	134,314	872
*	Unitika Ltd.	365,869	867
	Central Security Patrols Co. Ltd.	42,176	862
	JSP Corp.	68,286	857
	Nitto Kohki Co. Ltd.	67,290	855
	Elematec Corp.	100,528	854
	Sanei Architecture Planning Co. Ltd.	65,274	849
	Honeys Holdings Co. Ltd.	98,930	845
	Tatsuta Electric Wire and Cable Co. Ltd.	223,905	845
[1]	Furukawa Battery Co. Ltd.	80,774	843
	Sanoh Industrial Co. Ltd.	147,997	841
[1]	Ebase Co. Ltd.	178,481	829
	Linical Co. Ltd.	108,315	807
	Fuso Pharmaceutical Industries Ltd.	44,913	803
	NEC Capital Solutions Ltd.	47,306	801
	Artnature Inc.	136,309	801
[1]	Nippon Sharyo Ltd.	44,701	796
*	KLab Inc.	219,056	794
	LIFULL Co. Ltd.	394,253	793
	Kyokuto Securities Co. Ltd.	132,168	792
	Taisei Lamick Co. Ltd.	35,943	789
*,1	Sourcenext Corp.	560,589	784
	Enigmo Inc.	146,972	776
*,1	FDK Corp.	109,828	775
[1]	Ubicom Holdings Inc.	38,309	773
	Akatsuki Inc.	32,684	772
	Okura Industrial Co. Ltd.	51,918	771
	Pronexus Inc.	87,496	758
[1]	Oro Co. Ltd.	39,760	753
	Fuji Pharma Co. Ltd.	93,350	750
	Yushin Precision Equipment Co. Ltd.	135,898	746
[1]	Kitanotatsujin Corp.	403,947	739
	CMIC Holdings Co. Ltd.	58,936	736

		Shares	Market Value ($000)
	MTI Ltd.	195,379	727
[1]	Tokyo Individualized Educational Institute Inc.	145,938	724
	Tsutsumi Jewelry Co. Ltd.	46,320	715
[1]	Aeon Fantasy Co. Ltd.	45,338	713
	Central Sports Co. Ltd.	36,922	706
[1]	Kojima Co. Ltd.	150,485	706
	Hokkan Holdings Ltd.	65,799	702
[1]	Yamashin-Filter Corp.	246,965	700
	Sanshin Electronics Co. Ltd.	53,117	697
	CAC Holdings Corp.	60,355	694
	Chuo Spring Co. Ltd.	108,556	677
	I-PEX Inc.	56,775	677
	Airport Facilities Co. Ltd.	151,811	672
[1]	Nisso Corp.	108,776	668
	Nihon Tokushu Toryo Co. Ltd.	97,098	665
	Mitsuba Corp.	220,782	663
*	COOKPAD Inc.	273,156	659
[1]	Kamakura Shinsho Ltd.	125,991	645
	JP-Holdings Inc.	358,856	635
[1]	Ohara Inc.	61,409	635
	Tv Tokyo Holdings Corp.	38,636	628
	Corona Corp. Class A	89,290	623
[1]	Fibergate Inc.	58,010	615
	Godo Steel Ltd.	55,797	603
	Sekisui Kasei Co. Ltd.	167,575	598
	Tokyo Rakutenchi Co. Ltd.	17,375	590
[1]	Daisyo Corp.	68,131	588
*	Akebono Brake Industry Co. Ltd.	457,507	585
*,1	TerraSky Co. Ltd.	45,474	578
	Nihon Trim Co. Ltd.	27,165	572
*	RPA Holdings Inc.	192,448	560
	Taiho Kogyo Co. Ltd.	97,123	559
[1]	Kanamic Network Co. Ltd.	130,265	555
[1]	Inaba Seisakusho Co. Ltd.	51,214	554
*	Istyle Inc.	348,264	519
	Gecoss Corp.	77,724	510
*,1	CHIMNEY Co. Ltd.	54,211	507
[1]	Shimojima Co. Ltd.	63,653	493
*	Tokyo Base Co. Ltd.	137,598	476
*,1	Jamco Corp.	72,006	473
	Wowow Inc.	35,862	471
	Cleanup Corp.	104,339	452
	Takamiya Co. Ltd.	137,557	418
	Robot Home Inc.	225,626	391
	Nakayama Steel Works Ltd.	107,106	389
*,1	Right On Co. Ltd.	63,545	376
*	Heroz Inc.	38,838	321
	Sac's Bar Holdings Inc.	1,700	7
			31,865,336
Netherlands (3.4%)
	ASML Holding NV	2,757,097	1,842,352
*,2	Adyen NV	211,924	419,757
	Prosus NV	6,354,592	342,689
	ING Groep NV	27,234,371	284,352
	Koninklijke Ahold Delhaize NV	7,022,394	225,879
	Koninklijke DSM NV	1,197,598	214,243
	Wolters Kluwer NV	1,847,661	196,973
	Koninklijke Philips NV	6,310,134	192,419

		Shares	Market Value ($000)
	Heineken NV	1,715,301	164,034
	Universal Music Group NV	5,382,484	143,681
	ArcelorMittal SA	4,230,390	135,517
	ASM International NV	343,919	125,232
	NN Group NV	2,256,280	114,345
	Akzo Nobel NV	1,237,543	106,333
	Koninklijke KPN NV	23,405,184	81,216
	IMCD NV	410,363	70,005
	Aegon NV	12,684,592	67,243
	Heineken Holding NV	760,498	59,549
*	Unibail-Rodamco-Westfield	740,120	55,440
	Randstad NV	796,437	47,910
	BE Semiconductor Industries NV	524,007	44,668
	ASR Nederland NV	943,380	44,043
*,2	Just Eat Takeaway.com NV	1,302,775	43,692
[2]	Signify NV	906,886	42,186
[2]	ABN AMRO Bank NV GDR	2,985,452	38,124
	Aalberts NV	691,201	35,822
*	OCI NV	696,944	24,605
	Arcadis NV	517,187	23,237
*	Galapagos NV	345,085	21,441
	Boskalis Westminster	579,589	20,754
	SBM Offshore NV	1,124,973	17,834
	JDE Peet's NV	605,414	17,335
*,2	Basic-Fit NV	379,757	16,893
	TKH Group NV GDR	293,575	16,389
	Koninklijke Vopak NV	472,801	15,297
	APERAM SA	339,329	14,997
	Corbion NV	429,901	14,711
*,2	Intertrust NV	640,479	13,919
	PostNL NV	2,737,178	10,432
	Eurocommercial Properties NV	361,547	9,912
*	Accell Group NV	155,415	9,842
	AMG Advanced Metallurgical Group NV	215,473	9,258
*	InPost SA	1,446,393	9,177
*	Fugro NV	727,512	8,708
*,1,2	Alfen Beheer BV	80,755	8,187
[2]	CTP NV	477,632	7,996
[2]	Flow Traders	187,962	6,380
*	Sligro Food Group NV	241,519	5,871
	Wereldhave NV	295,754	5,764
	NSI NV	128,218	5,632
*	Koninklijke BAM Groep NV	1,788,512	5,396
*	Majorel Group Luxembourg SA	149,532	4,889
*	TomTom NV	487,904	4,537
	Vastned Retail NV	125,995	3,782
	Brunel International NV	137,014	1,663
[2]	B&S Group Sarl	167,313	1,311
[1]	ForFarmers NV	227,545	858
[1]	Aegon NV ADR (Registered)	81,237	430
			5,475,141
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	4,101,355	68,822
*	Auckland International Airport Ltd.	8,500,702	45,994
	Spark New Zealand Ltd.	13,412,712	42,446
	Mainfreight Ltd.	582,586	33,733
	Contact Energy Ltd.	5,617,875	31,616
	Meridian Energy Ltd.	8,885,446	30,957

		Shares	Market Value ($000)
	Fletcher Building Ltd.	5,831,975	25,716
	EBOS Group Ltd.	778,101	22,287
	Infratil Ltd.	3,659,860	20,881
*	a2 Milk Co. Ltd.	5,289,479	20,610
	Mercury NZ Ltd.	4,880,099	20,034
	Ryman Healthcare Ltd.	2,952,979	19,113
	Chorus Ltd.	3,209,188	16,440
	Summerset Group Holdings Ltd.	1,647,764	13,372
	Goodman Property Trust	7,837,877	12,799
	SKYCITY Entertainment Group Ltd.	5,434,176	10,789
	Precinct Properties New Zealand Ltd.	9,619,029	10,445
	Freightways Ltd.	1,139,722	9,744
	Z Energy Ltd.	3,344,821	8,688
	Kiwi Property Group Ltd.	11,252,324	8,560
	Genesis Energy Ltd.	3,699,690	7,374
	Vital Healthcare Property Trust	3,075,452	6,920
	Arvida Group Ltd.	5,187,964	6,174
	Argosy Property Ltd.	5,994,665	5,714
	Skellerup Holdings Ltd.	1,270,696	5,250
	Vector Ltd.	1,771,432	4,949
	Stride Property Group	3,454,973	4,753
	Heartland Group Holdings Ltd.	3,016,737	4,690
*	Pushpay Holdings Ltd.	5,258,997	4,128
	KMD Brands Ltd.	4,176,067	3,923
	Oceania Healthcare Ltd.	4,887,602	3,543
*	Pacific Edge Ltd.	5,066,456	3,354
*,1	Air New Zealand Ltd.	3,633,439	3,238
	Scales Corp. Ltd.	813,189	2,894
*	SKY Network Television Ltd.	1,231,807	2,468
*	Serko Ltd.	688,079	2,215
*	Restaurant Brands New Zealand Ltd.	229,604	2,203
*	Tourism Holdings Ltd.	1,085,888	2,149
*	Vista Group International Ltd.	1,532,877	1,968
*,1	Synlait Milk Ltd.	772,768	1,769
			552,722
Norway (0.8%)
	Equinor ASA	6,920,026	258,371
	DNB Bank ASA	7,375,326	166,748
	Norsk Hydro ASA	9,634,571	93,608
	Mowi ASA	3,182,960	85,736
	Telenor ASA	4,568,357	65,554
	Yara International ASA	1,171,816	58,601
	Orkla ASA	5,484,900	48,731
	TOMRA Systems ASA	844,450	43,079
[1]	Aker BP ASA	908,358	33,881
	Storebrand ASA	3,362,536	33,621
	Salmar ASA	390,983	30,907
	Gjensidige Forsikring ASA	1,197,098	29,685
*	Nordic Semiconductor ASA	1,126,938	28,707
	Bakkafrost P/F	366,334	24,571
	Kongsberg Gruppen ASA	542,896	21,556
	SpareBank 1 SR-Bank ASA	1,272,751	19,374
*	Adevinta ASA	1,996,112	18,223
	Leroy Seafood Group ASA	1,869,640	17,150
*,1	NEL ASA	9,898,566	16,623
	Subsea 7 SA	1,704,690	15,838
	Schibsted ASA Class B	737,756	15,739
	Aker ASA Class A	171,687	15,700

		Shares	Market Value ($000)
	SpareBank 1 SMN	933,532	14,913
	Borregaard ASA	715,178	14,119
[2]	Scatec ASA	858,757	13,003
	Schibsted ASA Class A	521,472	12,853
	TGS ASA	838,222	12,454
	Veidekke ASA	776,874	10,791
	Austevoll Seafood ASA	642,075	9,929
*,2	Crayon Group Holding ASA	507,790	9,562
	Atea ASA	603,137	9,012
[2]	Elkem ASA	1,890,191	8,066
[2]	Entra ASA	393,742	7,880
*	Kahoot! ASA	2,390,021	7,429
*	Frontline Ltd.	845,353	7,358
	MPC Container Ships ASA	2,200,702	7,354
*	Aker Carbon Capture ASA	2,479,305	6,376
	Bonheur ASA	141,761	5,740
	DNO ASA	3,857,499	5,628
*	Grieg Seafood ASA	406,227	5,517
*	Wallenius Wilhelmsen ASA	751,124	5,511
[2]	BW LPG Ltd.	563,772	3,846
[1]	Arendals Fossekompani A/S	80,799	3,743
	Sparebank 1 Oestlandet	205,697	3,263
*	Hexagon Composites ASA	828,787	2,975
*	Aker Horizons Holding ASA	1,040,826	2,657
	Stolt-Nielsen Ltd.	136,342	2,565
	Norway Royal Salmon ASA	95,427	2,274
	BW Offshore Ltd.	677,252	2,234
*	BW Energy Ltd.	459,525	1,403
			1,340,458
Poland (0.3%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	6,150,709	57,956
	Polski Koncern Naftowy ORLEN SA	2,239,665	40,192
	KGHM Polska Miedz SA	980,993	39,840
	Powszechny Zaklad Ubezpieczen SA	4,048,336	32,408
	Bank Polska Kasa Opieki SA	1,126,799	30,119
*,2	Dino Polska SA	346,254	27,945
*,1,2	Allegro.eu SA	2,777,298	23,263
	LPP SA	7,944	21,495
[1]	CD Projekt SA	470,981	19,333
	Polskie Gornictwo Naftowe i Gazownictwo SA	12,534,091	18,426
	Santander Bank Polska SA	214,450	15,506
	Cyfrowy Polsat SA	1,919,042	12,635
*	PGE Polska Grupa Energetyczna SA	5,233,165	11,272
*	Grupa Lotos SA	709,440	9,869
	KRUK SA	123,023	9,104
*	Orange Polska SA	4,729,930	8,858
*,2	Pepco Group NV	778,313	8,258
*	mBank SA	93,167	7,770
	Asseco Poland SA	397,567	7,617
*	Alior Bank SA	671,845	7,281
*,1	Jastrzebska Spolka Weglowa SA	381,042	6,983
*	Bank Millennium SA	4,315,870	6,765
*	Tauron Polska Energia SA	6,880,274	4,686
	Bank Handlowy w Warszawie SA	228,772	3,473
*	Grupa Azoty SA	325,485	3,305
*	Enea SA	1,502,079	3,274
*,1	CCC SA	211,450	2,965
*	AmRest Holdings SE	511,752	2,444

		Shares	Market Value ($000)
	Ciech SA	186,915	1,914
	Warsaw Stock Exchange	179,055	1,742
	Kernel Holding SA	163,071	1,265
			447,963
Portugal (0.2%)
	EDP - Energias de Portugal SA	20,350,520	100,163
	Jeronimo Martins SGPS SA	1,980,254	47,506
	Galp Energia SGPS SA	3,713,218	46,945
	EDP Renovaveis SA	1,732,288	44,538
*	Banco Comercial Portugues SA Class R	56,317,024	10,700
	REN - Redes Energeticas Nacionais SGPS SA	2,767,280	8,714
	Sonae SGPS SA	6,880,599	7,898
	Navigator Co. SA	1,772,048	6,597
	NOS SGPS SA	1,459,925	6,152
	CTT-Correios de Portugal SA	1,056,164	5,246
	Altri SGPS SA	500,655	3,343
	Corticeira Amorim SGPS SA	247,313	2,741
*	Greenvolt-Energias Renovaveis SA	268,139	2,205
	Semapa-Sociedade de Investimento e Gestao	99,587	1,326
			294,074
Russia (0.0%)
[3]	Raspadskaya OJSC	1,752,788	—
Singapore (1.1%)
	DBS Group Holdings Ltd.	12,956,243	339,482
	Oversea-Chinese Banking Corp. Ltd.	25,183,409	228,460
	United Overseas Bank Ltd.	9,289,777	217,362
	Singapore Telecommunications Ltd.	54,242,457	105,325
	CapitaLand Integrated Commercial Trust	35,050,192	57,985
*	Capitaland Investment Ltd.	18,356,440	53,786
	Ascendas REIT	24,564,850	52,933
	Wilmar International Ltd.	15,163,242	52,514
	Keppel Corp. Ltd.	10,303,309	48,583
	Singapore Exchange Ltd.	5,903,054	43,260
*	Singapore Airlines Ltd.	9,193,189	37,050
	Singapore Technologies Engineering Ltd.	10,927,693	33,101
	Mapletree Logistics Trust	23,149,000	31,458
	Mapletree Industrial Trust	13,292,893	26,316
	Genting Singapore Ltd.	41,551,169	24,835
	Venture Corp. Ltd.	1,876,785	24,186
	Mapletree Commercial Trust	15,860,461	22,067
	Frasers Logistics & Commercial Trust	20,219,799	21,687
	Singapore Press Holdings Ltd.	11,691,363	20,262
	City Developments Ltd.	3,407,291	19,697
	Suntec REIT	14,928,373	19,196
	UOL Group Ltd.	3,542,182	18,340
	ComfortDelGro Corp. Ltd.	14,722,172	16,106
	Keppel DC REIT	9,195,642	15,432
	Mapletree North Asia Commercial Trust	16,846,047	15,241
	NetLink NBN Trust	21,004,853	15,094
*	SATS Ltd.	4,558,139	14,528
	Keppel REIT	15,588,502	13,986
	Frasers Centrepoint Trust	7,734,620	13,880
	Jardine Cycle & Carriage Ltd.	716,368	13,184
	Sembcorp Industries Ltd.	6,572,034	12,880
	Ascott Residence Trust	13,653,854	11,332
	Keppel Infrastructure Trust	25,494,716	10,507
	Golden Agri-Resources Ltd.	46,215,452	10,363

		Shares	Market Value ($000)
	Parkway Life REIT	2,770,621	9,591
	Hutchison Port Holdings Trust Class U	36,036,241	8,784
	Haw Par Corp. Ltd.	1,021,319	8,724
*	Sembcorp Marine Ltd.	111,773,176	8,067
	Manulife US REIT	11,379,475	7,668
	CapitaLand China Trust	8,092,132	7,196
	AEM Holdings Ltd.	1,980,849	6,865
	Olam Group Ltd.	5,145,639	6,644
	ESR-REIT	19,309,818	6,117
	ARA LOGOS Logistics Trust	9,239,653	5,786
	Raffles Medical Group Ltd.	6,698,778	5,768
	Cromwell European REIT	2,285,036	5,760
	CDL Hospitality Trusts	5,824,651	5,518
	First Resources Ltd.	3,636,417	5,482
	Ascendas India Trust	6,217,772	5,439
	iFAST Corp. Ltd.	1,174,794	5,223
	Singapore Post Ltd.	10,921,906	5,215
	OUE Commercial REIT	15,631,330	4,829
	SPH REIT	6,740,579	4,814
	Starhill Global REIT	10,379,956	4,660
	Keppel Pacific Oak US REIT	6,171,427	4,530
	AIMS APAC REIT	4,010,952	4,103
	StarHub Ltd.	4,133,696	3,925
	Lendlease Global Commercial REIT	6,455,588	3,681
	Wing Tai Holdings Ltd.	2,704,306	3,553
	Sheng Siong Group Ltd.	3,114,355	3,487
	Far East Hospitality Trust	7,137,909	3,411
	Prime US REIT	4,509,097	3,398
*	SIA Engineering Co. Ltd.	1,631,256	3,055
	UMS Holdings Ltd.	3,272,800	2,939
	Riverstone Holdings Ltd.	3,853,427	2,811
	Nanofilm Technologies International Ltd.	1,377,402	2,735
*	Thomson Medical Group Ltd.	44,828,935	2,708
	Sabana Industrial REIT	7,339,748	2,509
	First REIT	7,313,576	1,665
*	COSCO Shipping International Singapore Co. Ltd.	7,601,455	1,426
	Lippo Malls Indonesia Retail Trust	36,069,715	1,406
	Silverlake Axis Ltd.	5,953,442	1,401
	Bumitama Agri Ltd.	2,172,508	1,216
	Asian Pay Television Trust	11,504,558	1,138
*	Yoma Strategic Holdings Ltd.	9,233,381	1,034
*,3	Best World International Ltd.	887,801	891
*,3	Eagle Hospitality Trust	4,532,200	621
*,1,3	Ezra Holdings Ltd.	10,329,900	84
*	Lendlease Global Commercial	1,872,120	76
*,1,3	Hyflux Ltd.	2,817,700	—
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	5,153,611	—
			1,846,371
South Korea (4.8%)
	Samsung Electronics Co. Ltd.	33,556,507	1,920,203
	SK Hynix Inc.	3,715,962	357,473
	NAVER Corp.	979,492	272,229
	Samsung Electronics Co. Ltd. Preference Shares	4,991,735	258,649
	Samsung SDI Co. Ltd.	376,116	183,052
	Kakao Corp.	1,957,898	170,178
	Hyundai Motor Co.	992,589	146,448
	LG Chem Ltd.	334,005	145,949
	KB Financial Group Inc.	2,572,960	128,941

		Shares	Market Value ($000)
	Shinhan Financial Group Co. Ltd.	3,555,508	120,776
	Kia Corp.	1,844,388	111,711
	POSCO Holdings Inc.	464,060	111,316
	Celltrion Inc.	773,808	108,935
	Hana Financial Group Inc.	2,064,908	82,128
	Hyundai Mobis Co. Ltd.	450,955	79,481
	LG Electronics Inc.	757,039	74,465
	Samsung Electronics Co. Ltd. GDR (Registered)	52,017	73,320
[1]	HMM Co. Ltd.	3,025,152	72,064
*	SK Innovation Co. Ltd.	387,797	68,030
*,2	Samsung Biologics Co. Ltd.	95,734	65,049
	Woori Financial Group Inc.	4,542,410	56,933
	Samsung C&T Corp.	601,141	56,129
	Samsung Electro-Mechanics Co. Ltd.	398,175	53,612
	KT&G Corp.	778,921	51,822
	SK Inc.	258,703	51,267
	NCSoft Corp.	119,976	46,012
*,1	Krafton Inc.	200,070	45,073
	LG Household & Health Care Ltd.	60,733	42,842
*,1	Doosan Heavy Industries & Construction Co. Ltd.	2,544,890	42,360
*,1	KakaoBank Corp.	979,748	41,380
	Samsung Fire & Marine Insurance Co. Ltd.	223,256	40,205
	LG Corp.	632,542	39,722
	Korea Zinc Co. Ltd.	71,109	34,228
*,1	HYBE Co. Ltd.	131,031	33,115
*	SK Square Co. Ltd.	708,444	32,952
	LG Innotek Co. Ltd.	100,676	31,788
*	Korean Air Lines Co. Ltd.	1,256,282	31,059
	Korea Electric Power Corp.	1,662,913	30,982
	Samsung SDS Co. Ltd.	250,720	28,444
	Celltrion Healthcare Co. Ltd.	532,212	28,350
[1]	L&F Co. Ltd.	153,916	28,324
	Amorepacific Corp.	215,173	28,207
[1]	LG Display Co. Ltd.	1,603,200	27,025
	Samsung Life Insurance Co. Ltd.	455,851	24,686
*	Samsung Engineering Co. Ltd.	1,129,443	24,241
	S-Oil Corp.	292,730	23,226
	Coway Co. Ltd.	403,921	22,767
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	307,201	22,346
	Hyundai Glovis Co. Ltd.	132,553	20,901
*	Samsung Heavy Industries Co. Ltd.	4,449,129	20,717
[1]	Ecopro BM Co. Ltd.	63,155	20,410
*	Hanwha Solutions Corp.	684,332	20,167
	Hyundai Engineering & Construction Co. Ltd.	509,373	19,942
[1]	POSCO Chemical Co. Ltd.	195,277	19,198
	Hyundai Motor Co. Preference Shares (XKRS)	268,448	19,078
*,1,2	SK IE Technology Co. Ltd.	183,465	18,902
	DB Insurance Co. Ltd.	320,874	18,476
*,1	SK Bioscience Co. Ltd.	142,635	18,298
	Hyundai Steel Co.	537,824	18,265
	Lotte Chemical Corp.	105,807	18,160
*,1	Pearl Abyss Corp.	220,444	17,924
	SK Telecom Co. Ltd.	381,823	17,853
	LG Uplus Corp.	1,524,967	17,544
	Yuhan Corp.	365,632	17,542
	Korea Investment Holdings Co. Ltd.	272,009	17,475
*	Kangwon Land Inc.	756,836	17,262
	SKC Co. Ltd.	136,883	17,211

		Shares	Market Value ($000)
	GS Engineering & Construction Corp.	450,037	17,090
	Mirae Asset Securities Co. Ltd.	2,384,230	16,737
	CJ CheilJedang Corp.	54,858	16,630
	E-MART Inc.	143,669	16,593
	Industrial Bank of Korea	1,810,142	16,086
*,1	HLB Inc.	639,592	16,050
	Hyundai Heavy Industries Holdings Co. Ltd.	362,338	15,985
	Kumho Petrochemical Co. Ltd.	125,778	15,941
	Korea Aerospace Industries Ltd.	458,387	15,905
	Meritz Fire & Marine Insurance Co. Ltd.	401,453	15,624
	DB HiTek Co. Ltd.	255,438	15,567
	Samsung Securities Co. Ltd.	450,531	15,471
[1]	Hotel Shilla Co. Ltd.	222,573	14,806
	Hankook Tire & Technology Co. Ltd.	528,432	14,590
	F&F Co. Ltd.	22,595	13,781
	BNK Financial Group Inc.	2,096,534	13,648
	GS Holdings Corp.	367,079	13,257
*,1	SK Biopharmaceuticals Co. Ltd.	172,052	12,672
*,1	Kakao Games Corp.	195,507	12,464
	LG Chem Ltd. Preference Shares	54,667	12,262
	Hanmi Pharm Co. Ltd.	53,897	12,142
	Hansol Chemical Co. Ltd.	58,728	11,781
	DL E&C Co. Ltd.	108,710	11,767
	Orion Corp.Republic of Korea	157,434	11,464
	Hyundai Marine & Fire Insurance Co. Ltd.	426,674	11,271
	SD Biosensor Inc.	243,192	11,154
[1]	OCI Co. Ltd.	129,682	11,153
*,1	Celltrion Pharm Inc.	138,764	11,141
	Hanon Systems	1,150,418	11,132
[2]	Netmarble Corp.	121,357	11,090
	Hyundai Motor Co. Preference Shares	155,445	10,996
	Meritz Securities Co. Ltd.	2,038,009	10,954
	SK Chemicals Co. Ltd.	96,785	10,768
[1]	KB Financial Group Inc. ADR	219,719	10,729
	Hanwha Aerospace Co. Ltd.	245,030	10,492
	Shinsegae Inc.	48,882	10,266
*	Hyundai Heavy Industries Co. Ltd.	103,282	10,110
[1]	Wemade Co. Ltd.	118,587	9,932
	LEENO Industrial Inc.	65,356	9,871
[1]	Mando Corp.	237,127	9,753
[1]	JYP Entertainment Corp.	194,294	9,748
	Cheil Worldwide Inc.	501,718	9,706
	NH Investment & Securities Co. Ltd.	1,029,145	9,623
[1]	Hyosung Advanced Materials Corp.	22,548	9,581
	Iljin Materials Co. Ltd.	121,284	9,558
[1]	Ecopro Co. Ltd.	126,111	9,405
	Fila Holdings Corp.	363,182	9,344
*,1	Hyundai Mipo Dockyard Co. Ltd.	145,055	9,290
*,1	Alteogen Inc.	199,743	9,226
[1]	KCC Corp.	31,103	8,681
*,1	Hyundai Rotem Co. Ltd.	519,215	8,649
[1]	Seegene Inc.	205,503	8,612
	DGB Financial Group Inc.	1,117,698	8,543
	Youngone Corp.	214,026	8,368
[1]	SM Entertainment Co. Ltd.	124,450	8,315
	LOTTE Fine Chemical Co. Ltd.	126,492	8,210
[1]	Hyosung TNC Corp.	21,503	8,165
[1]	Chunbo Co. Ltd.	29,313	8,073

		Shares	Market Value ($000)
	S-1 Corp.	135,213	7,932
	CJ ENM Co. Ltd.	73,201	7,880
[3]	Osstem Implant Co. Ltd.	66,934	7,880
[1]	WONIK IPS Co. Ltd.	251,558	7,822
	Pan Ocean Co. Ltd.	1,354,301	7,759
*,1	Hanjin Kal Corp.	151,842	7,716
	LG Household & Health Care Ltd. Preference Shares	18,479	7,705
	LG Electronics Inc. Preference Shares	159,308	7,641
[1]	KIWOOM Securities Co. Ltd.	94,161	7,612
*,1	Shin Poong Pharmaceutical Co. Ltd.	239,635	7,573
*	Wysiwyg Studios Co. Ltd.	243,274	7,563
[1]	CS Wind Corp.	144,061	7,467
[1]	LX Semicon Co. Ltd.	63,070	7,466
	AMOREPACIFIC Group	204,527	7,363
	Hanwha Corp.	284,538	7,326
*,1	Daewoo Engineering & Construction Co. Ltd.	1,277,244	7,321
	JB Financial Group Co. Ltd.	1,041,877	7,220
*,1	Doosan Fuel Cell Co. Ltd.	214,642	7,166
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	342,895	6,961
[1]	Dongjin Semichem Co. Ltd.	210,764	6,744
	Koh Young Technology Inc.	430,878	6,689
	Kolon Industries Inc.	128,612	6,666
	GS Retail Co. Ltd.	286,020	6,653
[1]	Hite Jinro Co. Ltd.	216,270	6,651
[1]	Green Cross Corp.	39,518	6,557
[1]	Meritz Financial Group Inc.	194,740	6,518
	Hyundai Department Store Co. Ltd.	104,583	6,494
	Lotte Shopping Co. Ltd.	81,903	6,432
	BGF retail Co. Ltd.	44,116	6,337
	Posco International Corp.	358,654	6,322
*	CJ Logistics Corp.	59,215	6,292
*	GeneOne Life Science Inc.	510,657	6,248
	CJ Corp.	90,183	6,238
	Amorepacific Corp. Preference Shares	94,435	6,176
	AfreecaTV Co. Ltd.	50,438	6,113
[1]	Com2uSCorp	67,325	6,095
[1]	SIMMTECH Co. Ltd.	133,042	6,067
	Soulbrain Co. Ltd.	30,269	6,066
	Korea Gas Corp.	185,493	6,065
[1]	KEPCO Engineering & Construction Co. Inc.	88,275	6,063
*,1	LG Energy Solution	16,599	6,053
*,1	Hyundai Bioscience Co. Ltd.	249,488	5,970
	Samsung Card Co. Ltd.	221,783	5,898
*,1	KMW Co. Ltd.	203,684	5,807
[1]	Hyundai Wia Corp.	110,458	5,805
	ESR Kendall Square REIT Co. Ltd.	998,534	5,748
*,1	Foosung Co. Ltd.	356,431	5,727
	NongShim Co. Ltd.	23,045	5,669
[1]	Hanwha Systems Co. Ltd.	420,859	5,652
	Daeduck Electronics Co. Ltd.	240,543	5,560
	LS Corp.	128,312	5,558
	Doosan Bobcat Inc.	174,903	5,558
[1]	Dongkuk Steel Mill Co. Ltd.	403,696	5,510
	People & Technology Inc.	131,645	5,419
	Hyundai Elevator Co. Ltd.	172,355	5,402
[1]	Daejoo Electronic Materials Co. Ltd.	69,019	5,349
[1]	Eo Technics Co. Ltd.	60,048	5,340
[1]	KEPCO Plant Service & Engineering Co. Ltd.	155,273	5,319

		Shares	Market Value ($000)
[1]	Jusung Engineering Co. Ltd.	248,792	5,245
*,1	Hyundai Doosan Infracore Co. Ltd.	960,428	5,228
*	SOLUM Co. Ltd.	249,299	5,158
	Douzone Bizon Co. Ltd.	135,039	5,140
*,1	Chabiotech Co. Ltd.	330,246	5,137
	Hanwha Life Insurance Co. Ltd.	1,979,146	5,114
*,1	Naturecell Co. Ltd.	338,956	5,038
	ST Pharm Co. Ltd.	63,460	5,033
	Lotte Corp.	188,013	4,998
	SSANGYONG C&E Co. Ltd.	733,993	4,970
*	Genexine Inc.	131,496	4,958
	Dongsuh Cos. Inc.	219,778	4,947
*	Hugel Inc.	42,866	4,887
	Korean Reinsurance Co.	601,788	4,862
[1]	Hanssem Co. Ltd.	68,953	4,819
*	Bioneer Corp.	150,819	4,814
*,1	HLB Life Science Co. Ltd.	568,734	4,763
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	35,078	4,752
*,1	Hana Tour Service Inc.	67,968	4,742
*	TY Holdings Co. Ltd.	215,102	4,713
*,1	Eubiologics Co. Ltd.	229,218	4,636
	Hanmi Semiconductor Co. Ltd.	162,176	4,625
[1]	IS Dongseo Co. Ltd.	98,825	4,620
[1]	MegaStudyEdu Co. Ltd.	54,090	4,581
*,1	Paradise Co. Ltd.	337,926	4,577
	DL Holdings Co. Ltd.	90,782	4,556
	Daewoong Pharmaceutical Co. Ltd.	33,747	4,538
	LX International Corp.	159,659	4,514
[1]	LIG Nex1 Co. Ltd.	76,316	4,510
	Solus Advanced Materials Co. Ltd.	80,179	4,510
*,1	LegoChem Biosciences Inc.	117,433	4,508
	SFA Engineering Corp.	133,946	4,506
	Chong Kun Dang Pharmaceutical Corp.	54,399	4,397
[1]	YG Entertainment Inc.	78,285	4,375
*	CosmoAM&T Co. Ltd.	146,207	4,368
	LOTTE REIT Co. Ltd.	911,901	4,352
[1]	Ahnlab Inc.	42,723	4,344
[1]	Dawonsys Co. Ltd. (XKOS)	172,642	4,333
	Hyosung Corp.	61,440	4,324
*	Asiana Airlines Inc.	240,684	4,297
	LS Electric Co. Ltd.	113,357	4,194
*,1	Hanall Biopharma Co. Ltd.	256,923	4,181
	Innox Advanced Materials Co. Ltd.	94,832	4,162
[1]	Green Cross Holdings Corp.	207,933	4,073
*,1	Vidente Co. Ltd.	258,993	4,059
	NICE Information Service Co. Ltd.	248,476	4,026
*,1	Helixmith Co. Ltd.	229,664	4,017
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	322,557	3,980
*,1	Creative & Innovative System	331,928	3,966
*,1	CJ CGV Co. Ltd.	175,081	3,946
*	NHN Corp.	130,236	3,929
	Mirae Asset Securities Co. Ltd. Preference Shares	1,054,394	3,901
[1]	HK inno N Corp.	105,615	3,900
	Eugene Technology Co. Ltd.	97,813	3,862
[1]	Kolmar Korea Co. Ltd.	108,182	3,861
[1]	Daewoong Co. Ltd.	150,039	3,854
	Hana Micron Inc.	253,641	3,839
*,1	Taihan Electric Wire Co. Ltd.	2,512,653	3,803

		Shares	Market Value ($000)
*,1	Oscotec Inc.	165,195	3,790
	Poongsan Corp.	138,531	3,773
[1]	Hanmi Science Co. Ltd.	101,457	3,719
*	Danal Co. Ltd.	369,561	3,718
[1]	Zinus Inc.	61,885	3,690
*,1	BNC Korea Co. Ltd.	329,823	3,688
	SK Networks Co. Ltd.	948,554	3,675
*	Myoung Shin Industrial Co. Ltd.	194,825	3,668
	Lotte Chilsung Beverage Co. Ltd.	24,390	3,641
*,1	ABLBio Inc.	171,621	3,638
	Cosmax Inc.	52,713	3,604
	PI Advanced Materials Co. Ltd.	94,471	3,567
*,1	NKMax Co. Ltd.	208,965	3,497
	GC Cell Corp.	58,130	3,496
*,1	NHN KCP Corp.	158,788	3,485
*,1	Studio Dragon Corp.	45,940	3,471
*,1	Medytox Inc.	32,316	3,466
*	Hyosung Chemical Corp.	15,506	3,435
[1]	Doosan Co. Ltd.	40,459	3,424
*	Pharmicell Co. Ltd.	367,318	3,414
	Ottogi Corp.	9,257	3,399
[1]	BH Co. Ltd.	170,220	3,392
	PharmaResearch Co. Ltd.	44,798	3,368
[1]	Taekwang Industrial Co. Ltd.	3,925	3,363
*,1	iNtRON Biotechnology Inc.	187,100	3,348
*	Com2uS Holdings Corp.	32,783	3,328
	Park Systems Corp.	31,374	3,327
	KCC Glass Corp.	63,811	3,313
	Ecopro HN Co. Ltd.	74,866	3,309
	Humasis Co. Ltd.	223,343	3,304
*,1	Kumho Tire Co. Inc.	943,548	3,269
	Hanwha Investment & Securities Co. Ltd.	785,040	3,250
	Intellian Technologies Inc.	44,898	3,249
	JR Global REIT	705,017	3,238
*	HJ Shipbuilding & Construction Co Ltd.	491,009	3,213
	Daou Technology Inc.	175,818	3,203
[1]	Tokai Carbon Korea Co. Ltd.	29,845	3,195
*,1	Korea Electric Power Corp. ADR	342,745	3,191
*	Eoflow Co. Ltd.	164,732	3,183
[1]	Sebang Global Battery Co. Ltd.	56,760	3,182
	Innocean Worldwide Inc.	76,890	3,175
*,1	Lotte Tour Development Co. Ltd.	213,145	3,119
	Lutronic Corp.	144,282	3,108
*,1	Amicogen Inc.	126,276	3,097
*,1	Duk San Neolux Co. Ltd.	86,278	3,096
	Hyundai Autoever Corp.	31,375	3,083
	Harim Holdings Co. Ltd.	355,617	3,059
*	SFA Semicon Co. Ltd.	529,868	3,046
[1]	DongKook Pharmaceutical Co. Ltd.	172,328	3,042
[1]	Mcnex Co. Ltd.	84,843	3,038
	Daishin Securities Co. Ltd.	207,649	3,035
	Samsung SDI Co. Ltd. Preference Shares	12,118	3,032
*,1	Next Science Co. Ltd.	272,401	3,028
*,1	GemVax & Kael Co. Ltd.	248,348	3,021
[1]	RFHIC Corp.	116,876	2,970
[1]	Bukwang Pharmaceutical Co. Ltd.	282,158	2,943
[1]	Seoul Semiconductor Co. Ltd.	254,206	2,929
*	Sam Chun Dang Pharm Co. Ltd.	99,855	2,926

		Shares	Market Value ($000)
	Handsome Co. Ltd.	99,619	2,917
[1]	S&S Tech Corp.	116,236	2,913
*,1	NEPES Corp.	118,498	2,898
	Samyang Holdings Corp.	40,948	2,890
*,1	MedPacto Inc.	95,497	2,787
	Hyundai Greenfood Co. Ltd.	377,538	2,785
	Dentium Co. Ltd.	47,197	2,780
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	74,429	2,774
[1]	Korea Petrochemical Ind Co. Ltd.	19,915	2,726
	SK Discovery Co. Ltd.	79,768	2,722
	DoubleUGames Co. Ltd.	63,900	2,700
	Hanjin Transportation Co. Ltd.	105,405	2,685
*,1	Yungjin Pharmaceutical Co. Ltd.	628,483	2,678
	Daesang Corp.	139,677	2,671
[1]	Huchems Fine Chemical Corp.	144,088	2,666
	GOLFZON Co. Ltd.	20,575	2,644
[1]	Hansae Co. Ltd.	120,725	2,637
*	Hyundai Electric & Energy System Co. Ltd.	150,128	2,633
	Korea Electric Terminal Co. Ltd.	50,134	2,624
	Hyundai Construction Equipment Co. Ltd.	86,463	2,617
[1]	Tesna Inc.	74,961	2,608
	Daishin Securities Co. Ltd. Preference Shares	201,043	2,594
[1]	L&C Bio Co. Ltd.	83,408	2,554
	Samwha Capacitor Co. Ltd.	54,799	2,530
*	UniTest Inc.	110,240	2,465
	Partron Co. Ltd.	275,076	2,449
*,1	Webzen Inc.	121,412	2,440
*	Hanwha General Insurance Co. Ltd.	588,946	2,428
*	DIO Corp.	81,573	2,407
	Hanwha Corp. Preference Shares	184,189	2,377
*	Hancom Inc.	122,353	2,366
*,1	Cellivery Therapeutics Inc.	94,739	2,356
	INTOPS Co. Ltd.	78,336	2,349
[1]	Ilyang Pharmaceutical Co. Ltd.	105,573	2,345
*	LX Holdings Corp.	296,548	2,343
[1]	Seojin System Co. Ltd.	71,800	2,317
*	Ananti Inc.	311,442	2,313
*	Korea Line Corp.	1,009,741	2,309
	Hankook & Co. Co. Ltd.	191,909	2,307
*	Hyosung Heavy Industries Corp.	45,650	2,284
	Korea United Pharm Inc.	62,526	2,282
[1]	SL Corp.	112,294	2,272
*	Ace Technologies Corp.	221,404	2,243
*	Binex Co. Ltd.	169,163	2,223
	SK Telecom Co. Ltd. ADR	85,673	2,196
[1]	Shinsegae International Inc.	16,734	2,184
	Dong-A Socio Holdings Co. Ltd.	23,035	2,155
	LX Hausys Ltd.	40,913	2,151
[1]	Songwon Industrial Co. Ltd.	116,644	2,150
*,1	Mezzion Pharma Co. Ltd.	35,392	2,124
*	Modetour Network Inc.	109,425	2,113
[1]	TES Co. Ltd.	94,344	2,112
	Young Poong Corp.	3,717	2,110
*	CMG Pharmaceutical Co. Ltd.	738,781	2,109
[1]	SNT Motiv Co. Ltd.	55,100	2,088
	Korea Real Estate Investment & Trust Co. Ltd.	1,080,367	2,086
	Dongwon Industries Co. Ltd.	10,012	2,074
[1]	Interpark Corp.	378,976	2,046

		Shares	Market Value ($000)
[1]	Sangsangin Co. Ltd.	260,466	2,034
	LF Corp.	139,267	2,027
*,1	CrystalGenomics Inc.	453,286	2,025
	JW Pharmaceutical Corp.	90,246	2,024
	Mirae Asset Life Insurance Co. Ltd.	599,051	1,980
*	Giantstep Inc.	56,889	1,979
*,1	Medipost Co. Ltd.	107,192	1,976
	Boryung Pharmaceutical Co. Ltd.	181,920	1,974
	Hanil Cement Co. Ltd.	113,880	1,967
	SK Securities Co. Ltd.	2,674,850	1,965
*,1	Kuk-il Paper Manufacturing Co. Ltd.	665,811	1,951
	NICE Holdings Co. Ltd.	139,018	1,941
	KUMHOE&C Co. Ltd.	211,991	1,930
*,1	Komipharm International Co. Ltd.	246,758	1,908
	Youngone Holdings Co. Ltd.	42,817	1,887
*,1	Enzychem Lifesciences Corp.	77,757	1,868
[1]	KH Vatec Co. Ltd.	108,001	1,867
	Nature Holdings Co. Ltd.	66,050	1,865
[1]	Posco ICT Co. Ltd.	365,039	1,858
	Hyundai Home Shopping Network Corp.	37,389	1,850
	CJ CheilJedang Corp. Preference Shares	13,277	1,834
*	Solid Inc.	336,006	1,830
	Yuanta Securities Korea Co. Ltd.	588,778	1,785
	Dong-A ST Co. Ltd.	30,834	1,775
	Halla Holdings Corp.	52,319	1,751
	Orion Holdings Corp.	149,295	1,748
	Youlchon Chemical Co. Ltd.	89,901	1,744
*	Sambu Engineering & Construction Co. Ltd.	758,558	1,732
*	Neowiz	84,997	1,725
	Tongyang Inc.	1,290,994	1,708
[1]	LOTTE Himart Co. Ltd.	82,729	1,690
*	Inscobee Inc.	701,054	1,655
*	Insun ENT Co. Ltd.	172,967	1,650
*,1	Cafe24 Corp.	95,275	1,650
[1]	Huons Co. Ltd.	42,644	1,650
*,1	Shinsung E&G Co. Ltd.	1,104,821	1,642
[1]	ENF Technology Co. Ltd.	67,173	1,620
	InBody Co. Ltd.	70,251	1,614
	Vieworks Co. Ltd.	47,415	1,600
[1]	Seobu T&D	192,575	1,588
[1]	Advanced Process Systems Corp.	81,510	1,581
	SK Gas Ltd.	16,672	1,579
	HDC Holdings Co. Ltd.	271,867	1,578
	Binggrae Co. Ltd.	34,438	1,530
*,1	Grand Korea Leisure Co. Ltd.	123,613	1,503
	HS Industries Co. Ltd.	329,094	1,499
[1]	Daea TI Co. Ltd.	402,644	1,477
[1]	ITM Semiconductor Co. Ltd.	48,634	1,472
[1]	OptoElectronics Solutions Co. Ltd.	58,194	1,459
	Korea Asset In Trust Co. Ltd.	429,889	1,447
	Taeyoung Engineering & Construction Co. Ltd.	170,103	1,424
*	OliX Pharmaceuticals Inc.	64,145	1,419
[1]	Kwang Dong Pharmaceutical Co. Ltd.	229,423	1,418
	i-SENS Inc.	58,464	1,415
*,1	Samsung Pharmaceutical Co. Ltd.	393,124	1,411
*,1	Namsun Aluminum Co. Ltd.	394,210	1,399
	Nexen Tire Corp.	264,890	1,396
	Eugene Investment & Securities Co. Ltd.	507,556	1,392

		Shares	Market Value ($000)
	KTB Investment & Securities Co. Ltd.	320,266	1,378
	Samchully Co. Ltd.	15,685	1,371
*	Eyegene Inc.	143,170	1,344
	Sungwoo Hitech Co. Ltd.	328,968	1,343
	Hansol Paper Co. Ltd.	122,002	1,341
	SPC Samlip Co. Ltd.	18,028	1,332
	KISWIRE Ltd.	73,437	1,317
*,1	KH Feelux Co. Ltd.	739,734	1,291
*	HLB Therapeutics Co. Ltd.	152,522	1,279
	iMarketKorea Inc.	141,650	1,261
	Tongyang Life Insurance Co. Ltd.	231,140	1,256
	Chongkundang Holdings Corp.	21,069	1,243
	Kolon Corp.	50,498	1,229
	Maeil Dairies Co. Ltd.	21,677	1,211
	Cuckoo Homesys Co. Ltd.	41,570	1,208
*,1	STCUBE	198,870	1,207
	Namhae Chemical Corp.	131,949	1,201
[1]	Dongwon F&B Co. Ltd.	8,025	1,187
	Hyundai Bioland Co. Ltd.	82,088	1,159
	Seah Besteel Corp.	75,904	1,154
	DB Financial Investment Co. Ltd.	209,111	1,146
*	Peptron Inc.	129,978	1,120
	Hankook Shell Oil Co. Ltd.	5,336	1,113
*,1	Cellid Co. Ltd.	43,704	1,113
*,1	Wonik Holdings Co. Ltd.	282,074	1,111
	KC Tech Co. Ltd.	61,863	1,102
*,1	AbClon Inc.	84,140	1,102
	Jeil Pharmaceutical Co. Ltd.	47,828	1,096
*	Hansol Technics Co. Ltd.	191,204	1,077
	Dae Han Flour Mills Co. Ltd.	7,283	1,072
*	Aprogen pharmaceuticals Inc.	1,590,421	1,072
*,3	S-MAC Co. Ltd.	382,992	1,065
	Samyang Corp.	24,474	1,057
	Daeduck Co. Ltd.	163,705	1,042
	KC Co. Ltd.	55,206	1,022
	BGF Co. Ltd.	229,646	1,004
[1]	Toptec Co. Ltd.	146,200	1,003
	Huons Global Co. Ltd.	39,208	992
	Namyang Dairy Products Co. Ltd.	3,000	991
	CJ Freshway Corp.	33,406	981
*	Interflex Co. Ltd.	72,569	977
*	Samsung Biologics Co. Ltd. Rights Exp. 4/8/22	6,293	976
*	Eutilex Co. Ltd.	61,839	969
[1]	Woongjin Thinkbig Co. Ltd.	374,697	953
	KISCO Corp.	136,006	948
*	Lock&Lock Co. Ltd.	105,522	945
	Kyobo Securities Co. Ltd.	149,907	944
	E1 Corp.	23,997	935
[1]	Soulbrain Holdings Co. Ltd.	37,247	917
*,1,3	SillaJen Inc.	340,708	900
	Lotte Confectionery Co. Ltd.	9,324	900
	Kolmar Korea Holdings Co. Ltd.	52,623	898
*,1	Telcon RF Pharmaceutical Inc.	451,534	894
	KT Skylife Co. Ltd.	121,208	886
	Hansol Holdings Co. Ltd.	302,373	873
	LG HelloVision Co. Ltd.	193,176	851
	TK Corp.	97,952	836
*	Anterogen Co. Ltd.	36,241	807

		Shares	Market Value ($000)
	Hyundai Livart Furniture Co. Ltd.	61,583	806
	Byucksan Corp.	262,104	802
	Hanil Holdings Co. Ltd.	74,880	798
	Hyundai Corp.	58,136	785
*	Dongsung Pharmaceutical Co. Ltd.	109,753	781
	Sung Kwang Bend Co. Ltd.	107,458	773
	Sindoh Co. Ltd.	27,107	719
*	SCM Lifescience Co. Ltd.	58,969	717
	Eusu Holdings Co. Ltd.	150,259	715
	Humedix Co. Ltd.	39,149	698
	ICD Co. Ltd.	78,844	698
	Lotte Food Co. Ltd.	2,583	689
*	Able C&C Co. Ltd.	130,186	675
	Aekyung Industrial Co. Ltd.	43,196	655
	Cuckoo Holdings Co. Ltd.	44,020	643
	Sam Young Electronics Co. Ltd.	66,280	583
*	CUROCOM Co. Ltd.	587,140	572
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	8,336	556
	Shinhan Financial Group Co. Ltd. ADR	16,517	552
*	Homecast Co. Ltd.	188,125	521
	SNT Dynamics Co. Ltd.	50,596	345
*,3	Y2 Solution Co. Ltd.	336,958	339
	Cell Biotech Co. Ltd.	19,493	280
	Daekyo Co. Ltd.	86,798	272
	Dae Hwa Pharmaceutical Co. Ltd.	30,626	222
*	Coreana Cosmetics Co. Ltd.	61,001	212
*	Dawonsys Co. Ltd.	16,630	106
			7,755,204
Spain (1.9%)
	Iberdrola SA (XMAD)	43,225,819	472,457
	Banco Santander SA	121,584,412	413,378
	Banco Bilbao Vizcaya Argentaria SA	47,955,490	273,822
[2]	Cellnex Telecom SA	4,380,089	210,789
*	Amadeus IT Group SA	3,067,885	199,468
	Telefonica SA	36,605,428	177,399
	Industria de Diseno Textil SA	7,573,807	165,147
	Repsol SA	9,360,926	122,621
	CaixaBank SA	31,769,243	107,758
	Ferrovial SA	3,415,791	90,842
*,2	Aena SME SA	506,677	84,463
	Red Electrica Corp. SA	3,102,017	63,688
	Endesa SA	2,287,374	49,873
	Grifols SA	2,382,147	43,238
	ACS Actividades de Construccion y Servicios SA	1,563,134	42,141
	Enagas SA	1,788,429	39,714
	Banco de Sabadell SA	40,617,873	33,191
	Acciona SA	164,965	31,531
[1]	Naturgy Energy Group SA	1,043,257	31,255
	Bankinter SA	4,944,337	28,970
*	Siemens Gamesa Renewable Energy SA	1,614,016	28,309
	Merlin Properties Socimi SA	2,396,089	28,013
	Fluidra SA	805,816	23,316
	Inmobiliaria Colonial Socimi SA	2,485,614	22,659
	Grifols SA Preference Shares	1,863,611	22,039
	Acerinox SA	1,541,559	16,885
	Viscofan SA	279,590	16,582
	Mapfre SA	7,079,542	14,808
*	Corp. ACCIONA Energias Renovables SA	359,437	13,288

		Shares	Market Value ($000)
	Laboratorios Farmaceuticos Rovi SA	159,479	11,818
	Grupo Catalana Occidente SA	371,546	11,411
*	Solaria Energia y Medio Ambiente SA	440,655	9,886
	Zardoya Otis SA	1,265,755	9,876
*	Indra Sistemas SA	890,412	9,866
	Ebro Foods SA	552,886	9,708
[2]	Unicaja Banco SA	8,869,960	9,219
	Faes Farma SA	2,222,656	9,032
	CIE Automotive SA	375,011	8,546
	Applus Services SA	1,024,840	8,463
	Cia de Distribucion Integral Logista Holdings SA	450,667	8,243
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	4,871,098	7,497
[1]	Pharma Mar SA	97,212	7,335
	Almirall SA	522,462	6,639
	Sacyr SA (XMAD)	2,713,059	6,551
	Corp. Financiera Alba SA	104,685	6,109
*	Melia Hotels International SA	762,155	5,699
*	Mediaset Espana Comunicacion SA	1,089,069	5,498
	Construcciones y Auxiliar de Ferrocarriles SA	132,030	4,352
*,2	Neinor Homes SA	317,737	4,188
[2]	Gestamp Automocion SA	1,115,066	3,892
	Prosegur Cia de Seguridad SA	1,685,785	3,654
[2]	Aedas Homes SA	141,954	3,626
[2]	Global Dominion Access SA	797,638	3,575
	Fomento de Construcciones y Contratas SA	288,058	3,459
*	Ence Energia y Celulosa SA	887,993	3,122
	Atresmedia Corp. de Medios de Comunicacion SA	578,249	2,442
	Lar Espana Real Estate Socimi SA	410,838	2,246
[2]	Prosegur Cash SA	2,682,538	1,751
*,1	Tecnicas Reunidas SA	205,337	1,749
*	Distribuidora Internacional de Alimentacion SA	99,413,902	1,537
*,1	NH Hotel Group SA (XMAD)	174,753	659
			3,059,292
Sweden (3.1%)
	Investor AB Class B	12,492,526	271,441
	Atlas Copco AB Class A	4,588,165	238,153
	Volvo AB Class B	10,785,973	201,216
	Telefonaktiebolaget LM Ericsson Class B	21,660,329	197,446
	Hexagon AB Class B	13,510,011	189,286
	Assa Abloy AB Class B	6,606,119	177,570
	Sandvik AB	7,758,103	164,804
	Atlas Copco AB Class B	2,679,570	121,517
[2]	Evolution AB	1,162,886	118,305
	Skandinaviska Enskilda Banken AB Class A	10,308,829	111,447
	Swedbank AB Class A	7,234,007	108,045
	Essity AB Class B	4,391,971	103,646
	Investor AB Class A	4,369,454	101,672
	Boliden AB	1,970,971	99,426
	Epiroc AB Class A	4,581,516	97,993
	Svenska Handelsbanken AB Class A	10,655,020	97,978
	Nibe Industrier AB Class B	8,622,133	95,573
	H & M Hennes & Mauritz AB Class B	6,314,765	84,792
	Swedish Match AB	11,122,571	83,642
	Svenska Cellulosa AB SCA Class B	4,294,331	83,386
	EQT AB	2,034,680	79,349
	Alfa Laval AB	2,259,140	77,709
	Telia Co. AB	18,513,807	74,235
	Getinge AB Class B	1,608,161	64,067

		Shares	Market Value ($000)
	Skanska AB Class B	2,576,189	57,635
	Lundin Energy AB	1,359,071	57,046
	Tele2 AB Class B	3,595,828	54,354
	Indutrade AB	2,022,374	50,861
	Industrivarden AB Class A	1,721,585	48,826
	Castellum AB	1,950,733	48,163
*	Fastighets AB Balder Class B	724,395	47,694
	Epiroc AB Class B	2,614,476	47,203
*	Kinnevik AB Class B	1,725,608	44,997
	SKF AB Class B	2,723,690	44,412
	Lifco AB Class B	1,633,120	41,458
	Trelleborg AB Class B	1,750,117	40,519
	Holmen AB Class B	691,597	38,604
	Sagax AB Class B	1,263,494	38,341
	Samhallsbyggnadsbolaget i Norden AB	7,968,878	35,571
*	SSAB AB Class B	4,913,621	32,718
	Investment AB Latour Class B	1,030,257	32,708
	Beijer Ref AB Class B	1,762,680	31,925
	Industrivarden AB Class C	1,131,752	31,546
	Husqvarna AB Class B	2,938,946	30,658
*	Swedish Orphan Biovitrum AB	1,270,978	30,089
	Volvo AB Class A	1,564,311	29,963
[2]	Thule Group AB	755,664	29,914
	Fabege AB	1,853,894	27,376
*,1,2	Sinch AB	3,986,042	27,035
	L E Lundbergforetagen AB Class B	531,002	26,950
	AddTech AB Class B	1,362,782	26,163
[1]	Electrolux AB Class B	1,651,329	24,989
	Securitas AB Class B	2,213,029	24,966
	Axfood AB	749,846	24,410
	Saab AB Class B	662,538	23,931
	AAK AB	1,245,697	23,086
	Avanza Bank Holding AB	896,545	22,935
	Nordnet AB publ	1,243,767	22,265
*	Nordic Entertainment Group AB Class B	547,638	22,113
	AddLife AB Class B	792,209	21,956
	Sweco AB Class B	1,441,105	20,952
	Elekta AB Class B	2,584,336	20,354
	Wihlborgs Fastigheter AB	951,650	19,907
[2]	Dometic Group AB	2,302,694	19,815
	BillerudKorsnas AB	1,267,092	18,777
	Nyfosa AB	1,303,960	18,643
	Wallenstam AB Class B	1,211,820	17,594
	Hexpol AB	1,775,410	17,329
[2]	Bravida Holding AB	1,445,159	16,617
	JM AB	499,802	15,879
	Vitrolife AB	473,409	15,565
	Intrum AB	558,601	15,074
	Mips AB	156,946	14,595
	Loomis AB Class B	530,200	14,462
	Peab AB Class B	1,437,555	14,459
	AFRY AB	714,559	14,332
	Sectra AB Class B	924,682	14,125
	Arjo AB Class B	1,625,366	13,761
	Instalco AB	1,715,380	12,835
	Bure Equity AB	391,410	12,716
	Lindab International AB	494,408	12,577
	Catena AB	198,758	11,975

		Shares	Market Value ($000)
*	Modern Times Group MTG AB Class B	778,747	11,335
	Biotage AB	479,770	11,152
	Hexatronic Group AB	280,496	11,150
	Corem Property Group AB Class B	4,281,917	11,113
	Hufvudstaden AB Class A	771,540	10,951
*	SSAB AB Class A	1,567,662	10,893
*	Electrolux Professional AB Class B	1,628,202	10,009
	NCC AB Class B	687,440	9,767
*	Pandox AB Class B	637,635	9,602
	HMS Networks AB	202,681	9,476
	Mycronic AB	506,610	9,436
	Nolato AB Class B	1,268,523	9,395
	Medicover AB Class B	426,707	9,129
*	Stillfront Group AB	3,182,600	8,949
	Vitec Software Group AB Class B	172,513	8,892
	AddNode Group AB Class B Class B	211,044	8,619
	Cibus Nordic Real Estate AB	311,004	8,276
*	Cint Group AB	845,647	8,235
*	Sdiptech AB Class B Class B	207,613	7,961
	Bilia AB Class A	539,304	7,676
	Ratos AB Class B	1,445,646	7,447
	Bufab AB	209,019	7,428
	Granges AB	755,417	7,406
	Beijer Alma AB	311,680	7,203
	Dios Fastigheter AB	634,756	6,885
	Atrium Ljungberg AB Class B	324,462	6,647
	NP3 Fastigheter AB	198,391	6,552
	Troax Group AB	248,373	6,440
	Concentric AB	276,474	5,997
*,1,2	Boozt AB	458,742	5,858
	SkiStar AB	299,045	5,561
	Betsson AB Class B	851,373	5,163
[2]	Munters Group AB	773,291	4,791
	Platzer Fastigheter Holding AB Class B	383,758	4,740
	Corem Property Group AB Preference Shares	139,384	4,740
*,1,2	Scandic Hotels Group AB	969,793	4,450
	INVISIO AB	237,775	4,348
*	Cary Group AB	500,423	4,322
	Cloetta AB Class B	1,528,038	4,169
	Systemair AB	531,225	3,940
*,1	BHG Group AB	578,266	3,815
	Bonava AB Class B	603,465	3,779
	Nobia AB	856,923	3,769
*,1	BICO Group AB Class B	208,712	3,649
*	VNV Global AB	676,491	3,597
*	Mekonomen AB	303,783	3,577
*	Hemnet Group AB	220,378	3,314
	Clas Ohlson AB Class B	290,374	3,300
[2]	Resurs Holding AB	1,060,448	3,109
	Svenska Handelsbanken AB Class B	290,573	3,064
*,1	SAS AB	26,507,991	2,972
*	Kinnevik AB Class A	107,635	2,906
	Investment AB Oresund	208,037	2,841
	Telefonaktiebolaget LM Ericsson Class A	276,106	2,652
	Svenska Cellulosa AB SCA Class A	133,362	2,578
	Fagerhult AB	482,992	2,572
*	Collector AB	604,377	2,508
*,2	Attendo AB	767,952	2,430

		Shares	Market Value ($000)
*	Camurus AB	136,033	2,424
	Volati AB	147,598	2,389
	Sagax AB Class D	586,919	2,013
[1]	Skandinaviska Enskilda Banken AB Class C	170,581	1,982
*	Hansa Biopharma AB	299,945	1,940
	Husqvarna AB Class A	174,145	1,821
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	439,377	1,285
	SKF AB Class A	37,666	707
*	Solid Forsakring AB	96,686	501
	NCC AB Class A	21,707	314
*,3	Karo Pharma AB Rights Exp. 4/11/22	193,787	4
			5,036,336
Switzerland (7.9%)
	Nestle SA (Registered)	19,832,815	2,578,636
	Roche Holding AG	4,933,910	1,952,160
	Novartis AG (Registered)	15,113,581	1,326,845
	Zurich Insurance Group AG	1,069,419	528,186
	Cie Financiere Richemont SA Class A (Registered)	3,676,923	466,068
	UBS Group AG (Registered)	22,910,243	447,696
	Lonza Group AG (Registered)	533,495	386,573
	ABB Ltd. (Registered)	11,807,509	383,044
	Sika AG (Registered)	1,101,648	364,484
[1]	Givaudan SA (Registered)	66,444	274,609
	Alcon Inc.	3,306,621	261,970
	Partners Group Holding AG	161,455	199,914
	Swiss Re AG	2,078,713	197,881
	Holcim Ltd.	3,312,748	161,121
	Sonova Holding AG (Registered)	382,124	159,628
	Geberit AG (Registered)	251,790	155,218
	Credit Suisse Group AG (Registered)	18,516,265	145,762
	Swiss Life Holding AG (Registered)	223,539	143,245
	Roche Holding AG (Bearer)	316,837	138,569
	SGS SA (Registered)	42,178	117,261
	Straumann Holding AG (Registered)	72,522	115,795
[1]	Swisscom AG (Registered)	182,807	109,832
	Kuehne + Nagel International AG (Registered)	360,550	102,371
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	8,036	95,644
	Julius Baer Group Ltd.	1,537,770	89,028
	Chocoladefabriken Lindt & Spruengli AG (Registered)	695	84,066
	Logitech International SA (Registered)	1,052,210	78,213
[2]	VAT Group AG	184,890	70,395
*	Vifor Pharma AG (XSWX)	389,439	69,434
	Schindler Holding AG Ptg. Ctf.	294,601	63,124
	SIG Combibloc Group AG	2,415,091	60,884
	Swatch Group AG (Bearer)	213,957	60,662
	Barry Callebaut AG (Registered)	25,536	59,868
	Baloise Holding AG (Registered)	322,038	57,515
	Swiss Prime Site AG (Registered)	538,007	53,061
	Adecco Group AG (Registered)	1,138,874	51,661
	EMS-Chemie Holding AG (Registered)	50,874	49,440
	Temenos AG (Registered)	434,590	41,803
	PSP Swiss Property AG (Registered)	308,829	40,559
	Tecan Group AG (Registered)	90,512	35,783
	Georg Fischer AG (Registered)	29,392	35,119
	Belimo Holding AG (Registered)	66,262	35,094
	Helvetia Holding AG (Registered)	249,210	32,535
	Holcim Ltd. (XSWX)	635,227	30,854
	Schindler Holding AG (Registered)	135,214	28,812

		Shares	Market Value ($000)
	Clariant AG (Registered)	1,630,147	28,288
*	ams AG	1,769,440	27,085
[2]	Galenica AG	347,154	26,726
	Bachem Holding AG (Registered) Class B	44,767	24,637
	Flughafen Zurich AG (Registered)	136,752	24,545
	Siegfried Holding AG (Registered)	29,045	23,941
	Allreal Holding AG (Registered)	104,624	22,400
	DKSH Holding AG	257,743	21,708
*	Dufry AG (Registered)	450,355	18,950
	Bucher Industries AG (Registered)	46,382	18,748
	Daetwyler Holding AG (Bearer)	53,165	17,586
	Banque Cantonale Vaudoise (Registered)	201,892	17,467
*,1	Idorsia Ltd.	859,142	17,163
	SFS Group AG	122,290	17,033
	Vontobel Holding AG (Registered)	197,362	16,597
	BKW AG	129,343	16,200
	Inficon Holding AG (Registered)	13,857	15,884
	Cembra Money Bank AG	210,766	15,492
	Swatch Group AG (Registered)	283,189	15,410
	Comet Holding AG (Registered)	53,179	15,357
	Emmi AG (Registered)	13,851	15,092
[1]	Stadler Rail AG	384,672	14,898
	Mobimo Holding AG (Registered)	46,527	14,843
	Interroll Holding AG (Registered)	3,912	12,886
	Forbo Holding AG (Registered)	7,378	12,568
	Huber + Suhner AG (Registered)	129,571	12,120
	Burckhardt Compression Holding AG	22,525	11,903
	Valiant Holding AG (Registered)	113,607	11,739
	dormakaba Holding AG	22,144	11,358
	Landis+Gyr Group AG	175,491	11,100
	Swissquote Group Holding SA (Registered)	61,522	11,087
	OC Oerlikon Corp. AG (Registered)	1,333,682	10,628
	Softwareone Holding AG	742,162	10,463
[1]	Sulzer AG (Registered)	124,361	10,330
	St. Galler Kantonalbank AG (Registered)	20,119	10,047
	Kardex Holding AG (Registered)	42,160	9,709
	Bystronic AG	9,323	9,614
	VZ Holding AG	95,446	9,028
*,2	Sensirion Holding AG	72,899	8,969
*	Dottikon Es Holding AG (Registered)	32,224	8,847
*,2	PolyPeptide Group AG	104,758	8,288
	Schweiter Technologies AG (Bearer)	6,685	8,180
	LEM Holding SA (Registered)	3,370	8,162
*,1	Meyer Burger Technology AG	19,311,854	8,037
*,1	Zur Rose Group AG	54,741	8,027
	Vifor Pharma AG	40,814	7,230
*	Komax Holding AG (Registered)	25,253	7,066
*,3	Aryzta AG	6,764,787	6,895
	Arbonia AG	314,494	6,158
	Leonteq AG	75,484	6,044
*,2	Medmix AG	172,820	6,031
	Zehnder Group AG	67,061	5,797
*	Bobst Group SA (Registered)	56,348	5,552
	Intershop Holding AG	7,799	5,399
*,2	Medacta Group SA	43,007	5,144
*	Valora Holding AG (Registered)	26,899	5,019
	ALSO Holding AG (Registered)	19,331	4,701
*	u-blox Holding AG	47,881	4,651

		Shares	Market Value ($000)
*,1	COSMO Pharmaceuticals NV	68,607	4,514
	Bossard Holding AG (Registered) Class A	18,740	4,393
*,2	Medartis Holding AG	32,337	4,324
	EFG International AG	556,126	4,286
	Bell Food Group AG (Registered)	13,848	4,066
	Vetropack Holding AG Class A (Registered)	86,235	4,034
	Ypsomed Holding AG (Registered)	22,426	3,939
*	Rieter Holding AG (Registered)	21,409	3,465
*,1	Basilea Pharmaceutica AG (Registered)	84,492	3,399
	Hiag Immobilien Holding AG	25,649	2,882
*	Ascom Holding AG (Registered)	247,673	2,776
[1]	Autoneum Holding AG	19,928	2,764
*,2	Montana Aerospace AG	150,092	2,640
*	Implenia AG (Registered)	101,867	2,491
	VP Bank AG Class A	18,661	1,924
*	Swiss Steel Holding AG	5,215,279	1,564
*	APG SGA SA	6,760	1,424
			12,740,134
United Kingdom (13.9%)
	Shell plc (XLON)	55,066,183	1,509,293
	AstraZeneca plc	11,153,647	1,479,119
	BHP Group Ltd.	36,220,946	1,396,227
	HSBC Holdings plc	147,274,799	1,005,970
	Diageo plc	16,551,115	839,548
	GlaxoSmithKline plc	35,612,390	770,543
	British American Tobacco plc	16,452,940	690,978
	BP plc	138,249,791	677,753
	Rio Tinto plc	7,830,391	626,013
	Glencore plc	94,512,986	614,968
	Anglo American plc	8,771,572	455,792
	Unilever plc	9,376,176	423,768
	RELX plc	13,400,562	416,995
	Unilever plc (XLON)	9,029,899	409,983
	National Grid plc	26,045,065	400,266
	Reckitt Benckiser Group plc	4,566,774	348,381
	Vodafone Group plc	194,778,745	319,395
	Lloyds Banking Group plc	510,554,973	310,911
	Prudential plc (XLON)	19,791,200	292,183
	Compass Group plc	12,841,717	276,355
	London Stock Exchange Group plc	2,616,794	272,881
	Experian plc	6,591,262	253,932
	Barclays plc	120,661,490	233,899
	CRH plc (XDUB)	5,575,695	222,703
	Ferguson plc	1,595,903	216,213
	BAE Systems plc	22,886,530	214,938
	Ashtead Group plc	3,222,266	202,888
	Tesco plc	54,383,165	196,884
	SSE plc	7,682,955	175,548
	Aviva plc	26,910,221	159,225
	Segro plc	8,625,614	151,630
	Legal & General Group plc	42,732,491	151,503
*	Flutter Entertainment plc (XDUB)	1,262,910	146,207
	Imperial Brands plc	6,788,058	142,989
	3i Group plc	6,869,106	124,210
	Standard Chartered plc	18,175,781	120,651
[1]	BT Group plc	50,045,057	119,323
	Natwest Group plc	37,025,773	104,573
	WPP plc	7,987,890	104,546

		Shares	Market Value ($000)
	Smith & Nephew plc	6,337,602	100,799
	Croda International plc	970,880	99,876
	Bunzl plc	2,426,129	94,088
	Rentokil Initial plc	13,408,507	92,364
*	Entain plc	4,199,330	89,954
	Halma plc	2,732,405	89,396
	InterContinental Hotels Group plc	1,320,599	89,318
	Spirax-Sarco Engineering plc	529,171	86,509
*	Informa plc	10,796,853	84,594
	Smurfit Kappa Group plc	1,851,302	82,296
	Intertek Group plc	1,163,118	79,345
*	Rolls-Royce Holdings plc	60,271,837	79,257
	Severn Trent plc	1,805,723	72,778
	United Utilities Group plc	4,909,649	72,297
	St. James's Place plc	3,830,660	72,221
	Next plc	916,007	72,045
	Mondi plc (XLON)	3,490,012	67,838
	Sage Group plc	7,396,867	67,775
	Persimmon plc	2,290,528	64,230
	Burberry Group plc	2,854,780	62,319
*	Meggitt plc	5,610,017	55,828
[2]	Auto Trader Group plc	6,715,083	55,435
	DCC plc	711,127	55,065
	Associated British Foods plc	2,509,053	54,505
	Antofagasta plc	2,494,980	54,213
	M&G plc	18,742,635	54,004
*	Whitbread plc	1,450,255	53,998
	Admiral Group plc	1,601,688	53,712
*	Ocado Group plc	3,501,380	53,465
	Pearson plc	5,427,170	53,214
	Smiths Group plc	2,798,937	53,029
	Land Securities Group plc	5,139,735	52,733
	Melrose Industries plc	31,220,504	50,644
	Rightmove plc	6,069,649	50,163
	Barratt Developments plc	7,281,927	49,574
	Kingfisher plc	14,834,872	49,514
	Electrocomponents plc	3,393,517	47,928
	B&M European Value Retail SA	6,717,154	46,995
	Intermediate Capital Group plc	2,008,717	46,637
	British Land Co. plc	6,661,929	46,126
	Taylor Wimpey plc	26,032,317	44,331
*	Centrica plc	42,293,975	44,242
	Abrdn plc	15,505,892	43,418
	Tritax Big Box REIT plc	13,463,406	42,629
	Phoenix Group Holdings plc	5,279,884	42,302
	Howden Joinery Group plc	4,111,281	41,216
	J Sainsbury plc	12,366,319	40,930
	Dechra Pharmaceuticals plc	754,775	40,073
	Weir Group plc	1,862,683	39,749
	DS Smith plc	9,185,111	38,630
	Berkeley Group Holdings plc	750,163	36,590
	Hargreaves Lansdown plc	2,722,181	35,881
	UNITE Group plc	2,296,256	34,782
	Direct Line Insurance Group plc	9,598,576	34,587
	JD Sports Fashion plc	17,805,762	34,310
	Schroders plc	804,096	33,860
	Endeavour Mining plc	1,332,488	33,085
	IMI plc	1,854,201	33,012

		Shares	Market Value ($000)
	Johnson Matthey plc	1,345,717	32,912
[2]	ConvaTec Group plc	11,535,957	32,582
	Hikma Pharmaceuticals plc	1,206,419	32,547
	Tate & Lyle plc	3,377,827	32,380
	Investec plc	4,776,524	31,481
	Hiscox Ltd.	2,420,340	31,212
	IG Group Holdings plc	2,887,689	31,016
	Derwent London plc	728,157	30,565
	Diploma plc	875,074	30,042
[2]	Avast plc	3,993,561	29,652
	Drax Group plc	2,878,262	29,599
	Man Group plc	9,694,700	29,585
	Coca-Cola HBC AG	1,410,408	29,415
*	ITV plc	26,855,359	28,741
*	Marks & Spencer Group plc	14,078,041	28,415
	Bellway plc	889,293	28,269
	Royal Mail plc	6,487,425	27,874
	Future plc	816,309	27,738
	Pennon Group plc	1,933,767	27,216
	AVEVA Group plc	850,390	27,162
	Spectris plc	796,883	27,026
	Rotork plc	6,204,089	26,417
	Safestore Holdings plc	1,472,986	25,865
	Travis Perkins plc	1,571,916	25,348
*,2	Watches of Switzerland Group plc	1,673,106	24,863
	LondonMetric Property plc	6,799,319	24,594
*,1	TUI AG	7,775,772	24,582
	Big Yellow Group plc	1,219,222	24,580
	Inchcape plc	2,748,045	24,046
	Beazley plc	4,311,639	23,707
	Greggs plc	717,150	23,033
	Games Workshop Group plc	234,882	22,335
	HomeServe plc	1,990,922	21,967
	Ultra Electronics Holdings plc	504,075	21,901
*	Wise plc Class A	3,368,983	21,782
[2]	Quilter plc	11,493,218	21,458
*	Harbour Energy plc	3,390,282	21,435
	Computacenter plc	547,728	21,058
*	Carnival plc	1,123,712	20,354
	Britvic plc	1,924,858	20,338
	OSB Group plc	2,723,597	20,173
	Grafton Group plc	1,571,120	20,098
	Grainger plc	5,233,749	19,960
	Virgin Money UK plc	8,937,211	19,883
	Softcat plc	889,550	19,834
	Vistry Group plc	1,582,594	19,473
*	easyJet plc	2,671,785	19,383
	Primary Health Properties plc	9,465,251	18,391
	Assura plc	20,784,086	18,235
	Hays plc	11,212,696	17,955
*	IWG plc	5,207,961	17,817
	Genus plc	471,883	17,392
	Cranswick plc	375,998	17,355
*	Playtech plc	2,187,362	16,968
	Close Brothers Group plc	1,085,705	16,900
	Great Portland Estates plc	1,819,806	16,899
*	WH Smith plc	900,919	16,827
*	SSP Group plc	5,656,189	16,777

		Shares	Market Value ($000)
	Domino's Pizza Group plc	3,293,896	16,319
	Serco Group plc	8,587,746	16,168
	Shaftesbury plc	1,998,606	16,127
	Pets at Home Group plc	3,398,810	16,056
	QinetiQ Group plc	4,032,152	16,023
*	Indivior plc	4,359,756	15,991
	Balfour Beatty plc	4,572,464	15,408
*,1	International Consolidated Airlines Group SA	8,112,447	15,047
	Pagegroup plc	2,244,928	14,463
*	S4 Capital plc	3,825,756	14,411
	Victrex plc	586,808	14,027
*	Ascential plc	3,082,421	13,966
	Savills plc	959,295	13,949
	Brewin Dolphin Holdings plc	2,070,506	13,892
[1]	Hammerson plc	31,628,635	13,676
*,2	Deliveroo plc Class A	9,239,602	13,622
	Spirent Communications plc	4,314,417	13,439
*	Energean plc	859,729	13,385
*	Mediclinic International plc	2,829,836	13,167
[2]	Airtel Africa plc	7,174,792	13,098
	Sanne Group plc	1,088,713	13,070
*,2	Countryside Partnerships plc	3,674,429	12,989
	Plus500 Ltd.	700,523	12,926
	Sirius Real Estate Ltd.	7,741,269	12,735
	Marshalls plc	1,430,030	12,709
	Fresnillo plc	1,322,471	12,660
	Dr. Martens plc	4,029,804	12,529
*,2	Network International Holdings plc	3,420,991	12,502
	Renishaw plc	246,414	12,438
	Capital & Counties Properties plc	5,328,713	12,160
*	National Express Group plc	3,913,886	11,953
	Paragon Banking Group plc	1,796,769	11,755
	Dunelm Group plc	812,221	11,573
	IntegraFin Holdings plc	2,077,672	11,486
	Rathbones Group plc	437,769	11,359
	Bodycote plc	1,369,701	11,310
	Micro Focus International plc	2,140,025	11,307
	Redrow plc	1,651,457	11,298
	TP ICAP Group plc	5,711,095	11,113
*	Molten Ventures plc	1,089,360	11,004
	Hill & Smith Holdings plc	571,362	10,997
*,2	Trainline plc	3,349,169	10,981
	Genuit Group plc	1,689,306	10,834
*	Frasers Group plc	1,305,740	10,807
	Oxford Instruments plc	387,287	10,675
	Synthomer plc	2,635,528	10,531
	Coats Group plc	10,438,504	10,463
[2]	JTC plc	940,843	10,404
*	Capricorn Energy plc	3,568,401	10,303
	LXI REIT plc	5,281,524	10,258
*	John Wood Group plc	4,827,063	10,181
*	Darktrace plc	1,732,020	10,168
	Redde Northgate plc	1,770,026	10,018
	Lancashire Holdings Ltd.	1,773,419	10,000
	Ashmore Group plc	3,252,305	9,878
	Euromoney Institutional Investor plc	757,328	9,771
	Moneysupermarket.com Group plc	3,783,695	9,411
	Telecom Plus plc	470,274	9,404

		Shares	Market Value ($000)
	Bytes Technology Group plc (XLON)	1,442,672	9,383
	Centamin plc	7,853,509	9,366
	Morgan Sindall Group plc	290,431	9,145
	Essentra plc	2,169,351	8,935
	Currys plc	7,339,626	8,704
*,2	Bridgepoint Group plc (Registered)	1,892,043	8,694
	Workspace Group plc	971,461	8,677
	Clarkson plc	178,832	8,641
*	Just Group plc	7,482,647	8,595
	Jupiter Fund Management plc	3,166,641	8,565
	Chemring Group plc	1,999,435	8,499
	FDM Group Holdings plc	613,558	8,470
*	Helios Towers plc	5,578,704	8,454
	AJ Bell plc	2,074,967	8,242
	Morgan Advanced Materials plc	2,032,406	8,240
	IP Group plc	7,014,096	8,189
*	THG plc Class B	6,806,099	8,170
	Hilton Food Group plc	500,058	8,110
*,2	Wizz Air Holdings plc	214,457	8,086
*	Auction Technology Group plc	625,334	8,033
	Ninety One plc	2,328,027	7,794
*	Firstgroup plc	5,332,560	7,765
*	Babcock International Group plc	1,823,209	7,741
	Premier Foods plc	5,150,121	7,693
*	C&C Group plc	2,880,717	7,394
	Mitie Group plc	10,241,187	7,348
	Volution Group plc	1,343,178	7,332
*	Provident Financial plc	1,808,259	7,264
*	Tullow Oil plc	10,033,035	7,015
	Liontrust Asset Management plc	419,914	6,976
	Kainos Group plc	400,304	6,941
	Vesuvius plc	1,544,504	6,907
[2]	Biffa plc	1,595,090	6,651
*,1	Greencore Group plc	3,855,836	6,492
[1]	Rhi Magnesita NV	203,184	6,448
[2]	Ibstock plc	2,801,423	6,430
*,2	Spire Healthcare Group plc	2,007,041	6,405
*	Elementis plc	4,109,524	6,362
*	J D Wetherspoon plc	624,254	6,359
	Crest Nicholson Holdings plc	1,777,006	6,208
*,1,2	Aston Martin Lagonda Global Holdings plc	482,777	6,188
	UK Commercial Property REIT Ltd.	5,244,306	6,058
*,2	Petershill Partners plc	1,822,971	5,957
[2]	TI Fluid Systems plc Class B	2,288,740	5,716
	Keller Group plc	520,575	5,683
*	Mitchells & Butlers plc	1,812,246	5,543
*	Moonpig Group plc	1,859,263	5,413
	BMO Commercial Property Trust Ltd.	3,534,520	5,346
	Ferrexpo plc	2,085,092	5,062
	Picton Property Income Ltd.	3,919,014	5,047
	Halfords Group plc	1,560,265	5,037
*	Senior plc	2,982,322	4,980
	NCC Group plc	2,070,687	4,944
[2]	Vivo Energy plc	2,749,413	4,910
	XP Power Ltd.	107,229	4,872
*	Marston's plc	4,498,819	4,794
	888 Holdings plc	1,973,355	4,765
	Wickes Group plc	1,879,616	4,529

		Shares	Market Value ($000)
*,2	Trustpilot Group plc	2,354,971	4,450
*	Oxford Biomedica plc	486,154	4,304
*	Restaurant Group plc	5,244,294	4,194
	Bank of Georgia Group plc	267,798	4,173
	AG Barr plc	589,047	4,123
*	Petrofac Ltd. (XLON)	3,024,059	4,120
*	Stagecoach Group plc	2,891,870	4,030
	Helical plc	718,588	3,854
	Hochschild Mining plc	2,224,677	3,735
	TBC Bank Group plc	247,323	3,561
	Avon Protection plc	201,398	3,437
*,1	Alphawave IP Group plc	1,477,144	3,434
	PZ Cussons plc	1,320,678	3,381
	Devro plc	1,201,228	3,284
*	Capita plc	12,054,771	3,279
[2]	ContourGlobal plc	1,223,456	3,058
*,1	Cineworld Group plc	7,125,980	3,025
*	PureTech Health plc	1,131,747	2,944
	CLS Holdings plc	1,100,504	2,885
*	SIG plc	5,040,306	2,854
[2]	CMC Markets plc	776,812	2,576
*	Rank Group plc	1,445,290	2,541
*,1	AO World plc	2,001,050	2,275
[2]	Bakkavor Group plc	1,076,509	1,589
[2]	Alfa Financial Software Holdings plc	697,835	1,457
	Micro Focus International plc ADR	221,338	1,173
*,1,2	Funding Circle Holdings plc	1,081,338	1,044
	Smurfit Kappa Group plc (XDUB)	17,019	756
*,2,3	Finablr plc	1,120,022	162
*	TechnipFMC plc (XNYS)	7,780	60
*,1,3	Intu Properties plc	5,470,032	—
[3]	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,3	Carillion plc	2,500,529	—
			22,533,823
Total Common Stocks (Cost $132,393,906)			159,723,709

		Shares	Market Value ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[4,5]	Vanguard Market Liquidity Fund, 0.312% (Cost $4,248,266)	42,491,953	4,248,770
Total Investments (101.4%) (Cost $136,642,172)			163,972,479
Other Assets and Liabilities—Net (-1.4%)			(2,242,898)
Net Assets (100%)			161,729,581
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,928,875,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $3,192,379,000, representing 2.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $3,201,325,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	214	48,479	1,976
Euro Stoxx 50 Index	June 2022	15,079	637,720	24,562
FTSE 100 Index	June 2022	3,662	360,120	18,238
S&P ASX 200 Index	June 2022	2,163	302,633	16,157
S&P TSX 60 Index	June 2022	1,098	231,360	3,520
Topix Index	June 2022	3,360	537,230	46,935
				111,388

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/15/22	AUD	77,883	USD	58,657	—	(299)
HSBC Bank plc	6/15/22	AUD	60,467	USD	44,130	1,179	—
BNP Paribas	6/15/22	AUD	54,759	USD	41,215	—	(184)
JPMorgan Chase Bank, N.A.	6/15/22	AUD	54,647	USD	39,896	1,051	—
State Street Bank & Trust Co.	6/15/22	AUD	19,925	USD	14,362	567	—
Bank of America, N.A.	6/15/22	AUD	15,678	USD	11,499	249	—
Royal Bank of Canada	6/15/22	AUD	8,321	USD	6,165	70	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	6/15/22	CAD	100,042	USD	77,933	2,076	—
HSBC Bank plc	6/15/22	CAD	100,042	USD	77,908	2,101	—
Royal Bank of Canada	6/15/22	CAD	24,901	USD	19,527	387	—
Toronto-Dominion Bank	6/15/22	CAD	15,337	USD	12,014	252	—
Bank of America, N.A.	6/15/22	CAD	12,328	USD	9,719	140	—
Bank of America, N.A.	6/15/22	EUR	241,630	USD	264,069	4,031	—
Morgan Stanley Capital Services Inc.	6/15/22	EUR	116,864	USD	128,676	990	—
Toronto-Dominion Bank	6/15/22	EUR	112,282	USD	123,717	864	—
State Street Bank & Trust Co.	6/15/22	EUR	29,982	USD	32,938	329	—
HSBC Bank plc	6/15/22	EUR	26,897	USD	29,559	285	—
Bank of America, N.A.	6/15/22	EUR	24,655	USD	27,369	—	(14)
HSBC Bank plc	6/15/22	GBP	91,973	USD	120,374	412	—
Deutsche Bank AG	6/15/22	GBP	59,806	USD	78,286	255	—
Standard Chartered Bank	6/15/22	GBP	32,167	USD	42,131	114	—
Toronto-Dominion Bank	6/15/22	GBP	14,465	USD	18,800	196	—
Royal Bank of Canada	6/15/22	GBP	12,853	USD	16,760	119	—
Bank of America, N.A.	6/15/22	GBP	12,010	USD	16,011	—	(240)
Royal Bank of Canada	6/15/22	GBP	6,025	USD	7,929	—	(16)
Standard Chartered Bank	6/15/22	JPY	8,514,941	USD	73,897	—	(3,809)
Toronto-Dominion Bank	6/15/22	JPY	8,514,941	USD	73,656	—	(3,568)
Deutsche Bank AG	6/15/22	JPY	8,181,022	USD	70,980	—	(3,641)
State Street Bank & Trust Co.	6/15/22	JPY	8,181,022	USD	70,756	—	(3,417)
JPMorgan Chase Bank, N.A.	6/15/22	JPY	6,858,283	USD	59,350	—	(2,898)
UBS AG	6/15/22	JPY	5,977,321	USD	49,079	122	—
Royal Bank of Canada	6/15/22	JPY	3,989,708	USD	34,007	—	(1,166)
Morgan Stanley Capital Services Inc.	6/15/22	JPY	3,617,324	USD	30,822	—	(1,047)
Bank of America, N.A.	6/15/22	JPY	2,163,144	USD	18,387	—	(582)
Barclays Bank plc	6/15/22	USD	83,356	CHF	76,239	577	—
UBS AG	6/15/22	USD	83,356	CHF	76,239	577	—
Bank of America, N.A.	6/15/22	USD	2,787	CHF	2,586	—	(21)
JPMorgan Chase Bank, N.A.	6/15/22	USD	11,953	DKK	81,202	—	(159)
Morgan Stanley Capital Services Inc.	6/15/22	USD	76,169	EUR	68,039	677	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	52,121	GBP	39,562	166	—
BNP Paribas	6/15/22	USD	117,456	JPY	14,282,706	—	(108)
Deutsche Bank AG	6/15/22	USD	117,265	JPY	14,282,706	—	(299)
JPMorgan Chase Bank, N.A.	6/15/22	USD	44,684	JPY	5,438,256	—	(79)
Toronto-Dominion Bank	6/15/22	USD	12,841	JPY	1,561,744	—	(14)
Royal Bank of Canada	6/15/22	USD	444	JPY	54,000	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/15/22	USD	70,151	KRW	86,616,305	—	(1,261)
JPMorgan Chase Bank, N.A.	6/15/22	USD	1,047	SEK	10,330	—	(53)
						17,786	(22,875)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
USD—U.S. dollar.
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $7,177,000 and cash of $8,490,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	16,933,487	86,749	—	17,020,236
Common Stocks—Other	43,180	142,626,912	33,381	142,703,473
Temporary Cash Investments	4,248,770	—	—	4,248,770
Total	21,225,437	142,713,661	33,381	163,972,479
Derivative Financial Instruments
Assets
Futures Contracts[1]	111,388	—	—	111,388
Forward Currency Contracts	—	17,786	—	17,786
Total	111,388	17,786	—	129,174
Liabilities
Forward Currency Contracts	—	22,875	—	22,875
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.